UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: September 30,

Date of reporting period: March 31, 2022

Item 1 - Report to Shareholders

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	17
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	27
Liquidity Risk Management Program	38
U.S. Customer Privacy Notice	39
Trustee and Officer Information	42

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Expense Example

Core Plus Fixed Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$940.00	$1,022.84	$2.03	$2.12	0.42%
Core Plus Fixed Income Portfolio Class A	1,000.00	938.50	1,021.19	3.62	3.78	0.75
Core Plus Fixed Income Portfolio Class L	1,000.00	937.30	1,019.85	4.93	5.14	1.02
Core Plus Fixed Income Portfolio Class C	1,000.00	935.50	1,017.65	7.05	7.34	1.46
Core Plus Fixed Income Portfolio Class IS	1,000.00	940.20	1,023.09	1.79	1.87	0.37

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.0%)
Agency Adjustable Rate Mortgage (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.63%, 1.92%, 7/1/45	$11	$11
Agency Fixed Rate Mortgages (17.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	827	792
3.00%, 11/1/49 - 12/1/49	462	449
3.50%, 8/1/49	203	202
4.00%, 4/1/49 - 11/1/49	894	908
4.50%, 2/1/49	422	439
Gold Pools:
3.00%, 3/1/47 - 6/1/49	1,304	1,291
3.50%, 1/1/44 - 4/1/49	879	898
4.00%, 6/1/44 - 1/1/48	336	349
5.41%, 7/1/37 - 8/1/37	11	12
5.44%, 1/1/37 - 2/1/38	46	50
5.46%, 5/1/37 - 1/1/38	39	42
5.48%, 8/1/37	10	11
5.50%, 8/1/37 - 11/1/37	48	51
5.52%, 10/1/37	5	5
5.62%, 12/1/36 - 8/1/37	47	50
6.00%, 10/1/36 - 8/1/38	52	61
6.50%, 12/1/25 - 8/1/33	54	58
7.00%, 6/1/28 - 11/1/31	24	24
Federal National Mortgage Association,
Conventional Pools:
2.50%, 2/1/50	836	799
3.00%, 6/1/40 - 1/1/50	3,326	3,266
3.50%, 8/1/45 - 1/1/51	19,495	19,541
4.00%, 11/1/41 - 9/1/49	2,912	3,010
4.50%, 3/1/41 - 8/1/49	1,335	1,386
5.00%, 3/1/41	93	99
5.50%, 6/1/35 - 1/1/37	35	39
5.62%, 12/1/36	18	19
6.50%, 4/1/24 - 1/1/34	487	522
7.00%, 5/1/28 - 12/1/33	70	74
9.50%, 4/1/30	25	27
May TBA:
2.00%, 5/1/52 (b)	7,225	6,696
2.50%, 5/1/52 (b)	23,450	22,328
3.50%, 5/1/52 (b)	32,575	32,534
4.00%, 5/1/52 (b)	33,275	33,851
Government National Mortgage Association,
April TBA:
3.00%, 4/20/52 (b)	9,475	9,365
Various Pools:
3.50%, 11/20/40 - 7/20/49	899	914
4.00%, 8/20/41 - 11/20/49	2,616	2,687
4.50%, 4/20/49 - 7/20/49	292	299
	Face Amount (000)	Value (000)
5.00%, 12/20/48 - 2/20/49	$36	$38
6.50%, 5/15/40	263	289
		143,475
Asset-Backed Securities (11.3%)
AASET 2018-2 US Ltd.,
4.45%, 11/18/38 (c)	2,926	2,529
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.34%, 1/15/32 (c)(d)	3,600	3,574
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (c)	1,711	1,623
2.24%, 6/25/66 (c)	1,936	1,864
American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)	1,001	1,034
Aqua Finance Trust,
3.47%, 7/16/40 (c)	900	877
BCMSC Trust,
7.51%, 1/15/29 (d)	1,326	1,243
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 1.41%, 7/15/34 (c)(d)	3,685	3,650
Blackbird Capital Aircraft,
2.44%, 7/15/46 (c)	1,502	1,376
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	711	621
Cascade MH Asset Trust,
4.00%, 11/25/44 (c)(d)	1,262	1,264
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (c)(d)	3,850	3,707
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (c)	2,125	2,057
4.94%, 1/25/52 (c)	3,600	2,785
Conn's Receivables Funding 2021-A LLC,
2.87%, 5/15/26 (c)	1,300	1,263
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (c)	1,778	1,770
4.66%, 7/15/26 (c)	845	846
5.21%, 7/15/25 (c)	227	228
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	19	15
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (c)	574	563
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (c)	772	697
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (c)	63	63
Foundation Finance Trust,
3.86%, 11/15/34 (c)	290	293
GAIA Aviation Ltd.,
7.00%, 12/15/44 (c)	1,412	1,062

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
GCI Funding I LLC,
2.82%, 10/18/45 (c)	$850	$815
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)	875	835
Class A2
3.21%, 1/22/29 (c)	3,290	3,182
Goodgreen Trust,
5.53%, 4/15/55 (c)	2,232	2,190
5.74%, 10/15/56 (c)	3,205	3,068
JOL Air Ltd.,
4.95%, 4/15/44 (c)	241	215
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (c)	421	378
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (c)	843	783
MAPS Ltd.,
4.21%, 5/15/43 (c)	449	420
METAL LLC,
4.58%, 10/15/42 (c)	620	516
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (c)	658	623
Navistar Financial Dealer Note Master Trust,
1 Month USD LIBOR + 2.90%, 3.36%, 7/25/25 (c)(d)	1,300	1,302
New Residential Mortgage LLC,
5.44%, 6/25/25 - 7/25/25 (c)	4,872	4,810
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 2.95%, 2/25/44 (c)(d)	380	379
NRZ Excess Spread-Collateralized Notes,
Class A
3.47%, 11/25/26 (c)	2,442	2,355
NYCTL Trust,
2.19%, 11/10/32 (c)	368	366
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 1.40%, 7/20/34 (c)(d)	5,225	5,174
Oxford Finance Funding LLC,
3.10%, 2/15/28 (c)	957	958
5.44%, 2/15/27 (c)	393	397
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 3.46%, 3/25/26 (c)(d)	3,900	3,834
PNMAC FMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 2.81%, 4/25/23 (c)(d)	2,000	1,976
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 3.11%, 8/25/25 (c)(d)	1,400	1,387
1 Month USD LIBOR + 2.85%, 3.31%, 2/25/23 (c)(d)	1,000	996
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (c)	2,028	1,973
	Face Amount (000)	Value (000)
Progress Residential Trust,
2.31%, 5/17/38 (c)	$650	$593
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (c)	2,230	1,848
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 3.00%, 12/27/44 (c)(d)	537	530
Republic Finance Issuance Trust,
3.54%, 11/20/30 (c)	1,385	1,352
S-Jets Ltd.,
3.97%, 8/15/42 (c)	3,114	2,646
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 1.52%, 7/20/34 (c)(d)	4,900	4,856
Sprite Ltd.,
4.25%, 12/15/37 (c)	3	3
START Ireland,
4.09%, 3/15/44 (c)	314	291
Start Ltd.,
4.09%, 5/15/43 (c)	3,237	2,979
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (c)	952	866
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	3,500	3,480
Upstart Securitization Trust,
3.73%, 9/20/29 (c)	202	202
		93,582
Collateralized Mortgage Obligations — Agency Collateral Series (1.7%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.59%, 12/25/26 (c)(d)	90	90
1 Month USD LIBOR + 5.25%, 5.49%, 7/25/26 (c)(d)	45	46
IO
0.33%, 11/25/27 (d)	23,532	394
2.63%, 1/25/49(d)	21,291	3,892
2.65%, 2/25/49 (d)	9,522	1,770
2.73%, 9/25/48 (d)	16,800	3,084
2.74%, 8/25/48 (d)	5,484	987
3.07%, 11/25/36 (d)	4,400	1,339
3.09%, 4/25/39 (d)	3,200	937
3.46%, 10/25/38 (d)	3,500	1,152
IO REMIC
6.00% - 1 Month USD LIBOR, 5.60%, 11/15/43 (e)	474	66
IO STRIPS
7.50%, 12/15/29	14	2
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	37	5
IO REMIC
6.00%, 7/25/33	32	4

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
IO STRIPS
6.50%, 9/25/29 - 12/25/29	$175	$18
8.00%, 4/25/24	4	—	@
8.50%, 10/25/25	11	1
9.00%, 11/25/26	10	1
REMIC
7.00%, 9/25/32	110	124
Government National Mortgage Association,
IO
5.00%, 2/16/41	92	17
		13,929
Commercial Mortgage-Backed Securities (7.1%)
Bancorp Commercial Mortgage Trust,
SOFR + 2.41%, 2.46%, 9/15/36 (c)(d)	1,400	1,388
BANK 2019-BNK21,
IO
0.87%, 10/17/52 (d)	14,861	775
BANK 2020-BNK30,
2.92%, 12/15/53 (d)	4,200	3,476
Benchmark Mortgage Trust,
3.76%, 7/15/53 (c)	2,000	1,814
IO
0.88%, 9/15/48 (c)(d)	31,000	1,117
BF Mortgage Trust,
1 Month USD LIBOR + 1.70%, 2.10%, 12/15/35 (c)(d)	2,500	2,444
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.40%, 11/15/34 (c)(d)	1,150	1,083
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 2.25%, 11/15/31 (c)(d)	553	545
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (c)(d)	1,100	813
IO
0.72%, 11/10/48 (d)	2,361	52
0.88%, 9/10/58 (d)	4,373	112
COMM Mortgage Trust,
3.40%, 8/15/57 (c)(d)	1,400	1,282
IO
0.05%, 7/10/45 (d)	8,747	2
0.70%, 10/10/47 (d)	2,485	34
0.99%, 7/15/47 (d)	2,736	49
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 3.40%, 12/15/35 (c)(d)	5,275	5,260
CSWF Commercial Mortgage Trust,
1 Month USD LIBOR + 1.57%, 1.96%, 6/15/34 (c)(d)	2,868	2,774
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 1.55%, 4/15/26 (c)(d)	3,525	3,492
	Face Amount (000)		Value (000)
GS Mortgage Securities Trust,
4.73%, 8/10/46 (c)(d)		$500	$479
IO
0.71%, 9/10/47 (d)		4,727	68
1.22%, 10/10/48 (d)		4,789	166
Highways 2021 PLC,
3 Month GBP SONIA + 1.35%, 1.93%, 11/18/26 (c)	GBP	2,775	3,629
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.45%, 2.85%, 1/15/33 (c)(d)		$579	577
Jackson Park Trust LIC,
3.24%, 10/14/39 (c)(d)		1,700	1,392
JP Morgan Chase Commercial Mortgage Securities Corp.,
1 Month USD LIBOR + 2.45%, 2.85%, 4/15/38 (c)(d)		2,400	2,335
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (d)		6,956	37
0.59%, 12/15/49 (d)		3,699	77
0.86%, 7/15/47 (d)		5,327	60
JPMBB Commercial Mortgage Securities Trust,
4.65%, 4/15/47 (c)(d)		775	747
IO
0.96%, 8/15/47 (d)		3,351	56
Last Mile Logistics Pan Euro Finance DAC,
1.90%, 8/17/33	EUR	747	816
Manhattan West Mortgage Trust,
2.33%, 9/10/39 (c)(d)		$1,500	1,335
MF1 2021-W10X,
SOFR + 2.82%, 3.12%, 12/15/34 (c)(d)		4,350	4,262
MFT Mortgage Trust,
3.28%, 8/10/40 (c)(d)		1,000	847
MFT Trust,
3.48%, 2/10/42 (c)(d)		800	670
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (c)(d)		1,000	758
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 2.16%, 10/15/49 (c)(d)		134	131
1 Month USD LIBOR + 1.95%, 2.41%, 3/25/50 (c)(d)		1,126	1,104
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.60%, 7/15/36 (c)(d)		2,300	2,285
4.13%, 5/15/39 (c)(d)		2,300	2,025
4.32%, 1/15/43 (c)(d)		800	744
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (c)		2,900	2,832

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (cont'd)
Real Estate Asset Liquidity Trust,
IO
1.10%, 2/12/31 (c)(d)	CAD	32,781	$1,369
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (c)(d)		$1,900	1,763
SLG Office Trust,
IO
0.26%, 7/15/41 (c)(d)		34,800	661
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 2.14%, 2/15/37 (c)(d)		900	882
WFRBS Commercial Mortgage Trust,
4.14%, 5/15/45 (c)(d)		425	411
			59,030
Corporate Bonds (32.9%)
Finance (11.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28		2,500	2,310
4.13%, 7/3/23		1,150	1,157
American International Group, Inc.,
4.50%, 7/16/44		1,075	1,163
Anthem, Inc.,
2.25%, 5/15/30		1,325	1,217
AON Corp.,
2.80%, 5/15/30		1,675	1,598
AON Corp./AON Global Holdings PLC,
2.60%, 12/2/31		850	784
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (c)		875	765
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		2,650	2,547
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (c)		2,275	2,104
Banco Santander Chile,
2.70%, 1/10/25 (c)		1,125	1,102
Banco Santander SA,
4.18%, 3/24/28		800	805
5.18%, 11/19/25		600	621
Bank Hapoalim BM,
3.26%, 1/21/32 (c)		2,075	1,919
Bank of America Corp.,
2.69%, 4/22/32		7,200	6,632
MTN
2.68%, 6/19/41		675	572
4.00%, 1/22/25		1,055	1,075
Bank of Ireland Group PLC,
2.03%, 9/30/27 (c)		2,500	2,270
Bank of Montreal,
3.80%, 12/15/32		2,700	2,672
Belrose Funding Trust,
2.33%, 8/15/30 (c)		1,225	1,075
	Face Amount (000)	Value (000)
BNP Paribas SA,
2.82%, 11/19/25 (c)	$700	$684
4.40%, 8/14/28 (c)	1,050	1,070
BPCE SA,
3.12%, 10/19/32 (c)	1,100	997
5.15%, 7/21/24 (c)	2,750	2,836
Brookfield Finance LLC,
3.45%, 4/15/50	1,350	1,189
Brown & Brown, Inc.,
2.38%, 3/15/31	900	792
Centene Corp.,
2.50%, 3/1/31	1,460	1,291
Citigroup, Inc.,
2.52%, 11/3/32	3,600	3,237
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	933
Coinbase Global, Inc.,
3.38%, 10/1/28 (c)(f)	1,010	894
Global Atlantic Fin Co.,
4.70%, 10/15/51 (c)	1,320	1,251
Goldman Sachs Group, Inc. (The),
2.62%, 4/22/32	5,950	5,420
MTN
4.80%, 7/8/44	625	695
Grupo Aval Ltd.,
4.38%, 2/4/30 (c)	770	668
Howard Hughes Corp. (The),
4.38%, 2/1/31 (c)	1,480	1,393
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,360
Intercontinental Exchange, Inc.,
1.85%, 9/15/32	2,675	2,319
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	626
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (c)	1,490	1,430
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,025	899
2.55%, 11/8/32	3,375	3,089
4.13%, 12/15/26	3,225	3,341
JPMorgan Chase Bank NA,
0.00%, 12/28/23	1,000	965
Life Storage LP,
2.40%, 10/15/31	1,050	927
Lloyds Banking Group PLC,
4.38%, 3/22/28	1,525	1,561
Macquarie Group Ltd.,
2.87%, 1/14/33 (c)	1,350	1,201
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	1,554	1,847
Nationwide Building Society,
3.96%, 7/18/30 (c)	1,200	1,198
4.30%, 3/8/29 (c)	1,550	1,562

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Natwest Group PLC,
3.88%, 9/12/23	$875	$884
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (c)	970	915
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (c)	2,850	2,584
Societe Generale SA,
2.63%, 1/22/25 (c)	1,625	1,574
SVB Financial Group,
1.80%, 2/2/31	1,275	1,101
4.10%, 2/15/31 (g)	970	829
Travelers Cos., Inc. (The),
3.75%, 5/15/46	800	788
United Overseas Bank Ltd.,
3.86%, 10/7/32	2,950	2,950
Wells Fargo & Co.,
MTN
2.88%, 10/30/30	1,150	1,094
Westpac Banking Corp.,
2.67%, 11/15/35	775	678
		92,460
Industrials (19.6%)
AbbVie, Inc.,
4.25%, 11/21/49	850	885
Airbnb, Inc.,
0.00%, 3/15/26	1,015	986
Alibaba Group Holding Ltd.,
2.13%, 2/9/31	825	718
Altria Group, Inc.,
3.40%, 2/4/41	1,075	885
Amazon.com, Inc.,
2.70%, 6/3/60	1,075	891
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29 (c)	1,590	1,586
Amgen, Inc.,
2.80%, 8/15/41	1,075	926
4.20%, 2/22/52	600	623
Anheuser-Busch InBev Worldwide, Inc.,
4.60%, 4/15/48	2,683	2,905
Arches Buyer, Inc.,
4.25%, 6/1/28 (c)	1,315	1,228
AT&T, Inc.,
2.55%, 12/1/33	1,725	1,536
3.55%, 9/15/55	3,375	2,988
Baidu, Inc.,
1.72%, 4/9/26	1,450	1,338
BAT Capital Corp.,
3.56%, 8/15/27	2,100	2,047
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	1,475	1,454
	Face Amount (000)	Value (000)
Boeing Co. (The),
2.95%, 2/1/30	$650	$603
3.25%, 2/1/35	225	201
3.95%, 8/1/59	350	304
BP Capital Markets PLC,
4.38%, 6/22/25 (g)	700	706
4.88%, 3/22/30 (g)	700	704
Burlington Northern Santa Fe LLC,
3.30%, 9/15/51	850	808
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26	675	637
Charter Communications Operating LLC/ Charter Communications Operating Capital,
2.30%, 2/1/32	275	236
2.80%, 4/1/31	975	880
3.50%, 3/1/42	3,700	3,069
Chemours Co. (The),
4.63%, 11/15/29 (c)	1,990	1,826
Children's Health System of Texas,
2.51%, 8/15/50	800	630
Cigna Corp.,
3.40%, 3/15/50	650	588
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	541
Comcast Corp.,
1.95%, 1/15/31	3,725	3,365
2.94%, 11/1/56 (c)	1,250	1,038
CVS Health Corp.,
1.88%, 2/28/31	2,550	2,248
5.13%, 7/20/45	425	481
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (c)	2,025	1,650
6.02%, 6/15/26	425	461
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	1,050	1,052
Dexcom, Inc.,
0.25%, 11/15/25 (f)	1,175	1,348
Diamondback Energy, Inc.,
3.25%, 12/1/26	1,750	1,750
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	2,225	1,905
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,409
DXC Technology Co.,
1.80%, 9/15/26	3,450	3,168
Enbridge, Inc.,
2.50%, 8/1/33	3,025	2,692
Energy Transfer LP,
2.90%, 5/15/25	1,575	1,542
4.75%, 1/15/26	275	286

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Enterprise Products Operating LLC,
3.30%, 2/15/53	$825	$707
Expedia Group, Inc.,
0.00%, 2/15/26 (c)(f)	950	1,160
Exxon Mobil Corp.,
3.45%, 4/15/51	575	560
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	490	462
GMTN
4.39%, 1/8/26	800	799
Fox Corp.,
5.48%, 1/25/39	1,300	1,475
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (c)	2,721	2,614
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,762	1,896
General Motors Co.,
6.60%, 4/1/36	200	233
6.75%, 4/1/46	925	1,118
General Motors Financial Co., Inc.,
3.85%, 1/5/28	800	793
4.35%, 1/17/27	1,825	1,859
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)	1,525	1,417
Gilead Sciences, Inc.,
2.80%, 10/1/50	700	576
Glencore Funding LLC,
4.13%, 3/12/24 (c)	2,375	2,409
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32	350	318
5.38%, 4/15/26	1,250	1,308
HCA, Inc.,
5.25%, 6/15/49	950	1,045
Hyundai Capital America,
1.80%, 1/10/28 (c)	2,650	2,345
Imperial Brands Finance PLC,
3.13%, 7/26/24 (c)	1,000	992
Indian Railway Finance Corp. Ltd.,
3.57%, 1/21/32 (c)	975	923
Intel Corp.,
2.80%, 8/12/41	1,675	1,485
JBS Finance Luxembourg Sarl,
2.50%, 1/15/27 (c)	1,575	1,466
Johns Hopkins University,
Series A
2.81%, 1/1/60	1,170	981
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (c)	1,375	1,248
Las Vegas Sands Corp.,
3.20%, 8/8/24	850	812
	Face Amount (000)	Value (000)
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)	$1,275	$1,204
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (c)	1,570	1,515
LYB International Finance III LLC,
4.20%, 5/1/50	550	545
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (c)	690	682
Magallanes, Inc., Co.,
4.28%, 3/15/32 (c)	1,750	1,760
5.05%, 3/15/42 (c)	925	945
5.14%, 3/15/52 (c)	825	846
MARB BondCo PLC,
3.95%, 1/29/31 (c)	2,720	2,417
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22	915	1,038
McDonald's Corp.,
4.45%, 9/1/48	450	485
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48	1,175	1,275
Mozart Debt Merger Sub, Inc.,
3.88%, 4/1/29 (c)	1,410	1,306
MPLX LP,
4.95%, 3/14/52	1,675	1,748
NBN Co. Ltd.,
2.63%, 5/5/31 (c)	2,400	2,191
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)	2,550	2,369
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (c)	2,400	2,396
NOVA Chemicals Corp.,
4.25%, 5/15/29 (c)(f)	1,510	1,394
NuStar Logistics LP,
6.38%, 10/1/30	2,350	2,384
Occidental Petroleum Corp.,
3.50%, 8/15/29 (f)	2,600	2,565
ONEOK, Inc.,
3.10%, 3/15/30	1,625	1,526
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)	1,470	1,382
Peloton Interactive, Inc.,
0.00%, 2/15/26 (c)	2,115	1,758
Petroleos Mexicanos Co.,
6.70%, 2/16/32	1,557	1,481
Resorts World Las Vegas LLC/ RWLV Capital, Inc.,
4.63%, 4/16/29 (c)	1,400	1,268
RingCentral, Inc.,
0.00%, 3/15/26	895	737
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (c)	2,125	2,092

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Rogers Communications, Inc.,
4.55%, 3/15/52 (c)		$2,100	$2,094
Royalty Pharma PLC,
3.55%, 9/2/50		925	771
S&P Global, Inc.,
3.70%, 3/1/52		225	229
3.90%, 3/1/62		225	232
Saudi Arabian Oil Co.,
3.25%, 11/24/50 (c)		960	825
SBA Communications Corp.,
3.13%, 2/1/29 (c)		1,610	1,467
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50		2,750	2,290
Silgan Holdings, Inc.,
1.40%, 4/1/26 (c)		2,150	1,964
Splunk, Inc.,
1.13%, 6/15/27		1,200	1,152
Spotify USA, Inc.,
0.00%, 3/15/26		1,190	1,020
Standard Industries, Inc.,
2.25%, 11/21/26 (c)	EUR	575	598
Syngenta Finance N.V.,
4.89%, 4/24/25 (c)		$975	993
T-Mobile USA, Inc.,
2.25%, 11/15/31		1,700	1,490
3.30%, 2/15/51		475	401
3.40%, 10/15/52 (c)		250	214
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.00%, 1/15/32		295	284
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	1,844
TotalEnergies SE,
Series FP
0.50%, 12/2/22		1,200	1,236
Uber Technologies, Inc.,
0.00%, 12/15/25 (f)		1,560	1,404
Univision Communications, Inc.,
4.50%, 5/1/29 (c)		1,470	1,401
US Foods, Inc.,
4.75%, 2/15/29 (c)		1,375	1,313
Verizon Communications, Inc.,
2.36%, 3/15/32 (c)		300	271
2.65%, 11/20/40		2,050	1,749
2.99%, 10/30/56		50	41
3.40%, 3/22/41		275	259
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (c)		1,025	1,079
Vontier Corp.,
2.40%, 4/1/28		2,700	2,380
	Face Amount (000)	Value (000)
VTR Finance N.V.,
6.38%, 7/15/28 (c)	$1,050	$1,019
Wayfair, Inc.,
0.63%, 10/1/25	1,675	1,384
Western Digital Corp.,
1.50%, 2/1/24	1,055	1,023
Ziff Davis, Inc.,
1.75%, 11/1/26 (c)	825	934
Zynga, Inc.,
0.00%, 12/15/26	1,150	1,176
		161,971
Utilities (2.1%)
DTE Electric Co.,
2.95%, 3/1/50	350	310
Duke Energy Indiana LLC,
2.75%, 4/1/50	460	389
Fells Point Funding Trust,
3.05%, 1/31/27 (c)	2,275	2,185
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (c)	1,400	1,306
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,366
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	1,350	1,156
Niagara Mohawk Power Corp.,
2.76%, 1/10/32 (c)	2,700	2,483
Northern States Power Co.,
2.90%, 3/1/50	1,400	1,239
NRG Energy, Inc.,
3.63%, 2/15/31 (c)	1,530	1,348
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31	975	896
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31	2,750	2,501
Virginia Electric and Power Co.,
2.95%, 11/15/51	1,375	1,211
		17,390
		271,821
Mortgages — Other (19.5%)
510 Asset Backed 2021-NPL1 Trust,
2.24%, 6/25/61 (c)	2,358	2,265
Adjustable Rate Mortgage Trust,
3.35%, 6/25/35 (d)	85	84
Ajax Mortgage Loan Trust,
2.35%, 9/25/65 (c)(d)	725	698
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 0.82%, 5/25/47 (d)	81	74
BAMLL Commercial Mortgage Securities Trust,
SOFR + 3.00%, 3.30%, 1/15/39 (c)(d)	3,175	3,118

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 1.11%, 7/25/46 (d)		$117	$95
6.36%, 10/25/36		419	158
Banc of America Funding Trust,
5.25%, 7/25/37		17	17
Bear Stearns ARM Trust,
2.53%, 2/25/34 (d)		465	467
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (c)(d)		1,910	1,824
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (c)(d)		2,456	2,232
1.75%, 10/25/61 (c)(d)		2,530	2,346
BX Trust BX 2022 VAMF,
SOFR + 2.70%, 3.00%, 1/15/39 (c)(d)		3,630	3,525
Cascade Funding Mortgage Trust,
1.94%, 9/25/50 (c)(d)		4,307	4,063
3.73%, 6/25/36 (c)(d)		3,825	3,636
4.00%, 10/25/68 (c)(d)		1,937	1,917
CFMT 2021-HB5 LLC,
2.91%, 2/25/31 (c)(d)		3,800	3,643
ChaseFlex Trust,
6.00%, 2/25/37		599	318
CIM Trust,
2.50%, 7/1/51 (c)(d)		3,759	3,491
Citigroup Mortgage Loan Trust,
2.50%, 9/25/51 (c)(d)		4,627	4,307
COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (c)(d)		1,610	1,539
Credit Suisse Mortgage Capital Certificates,
1 Month USD LIBOR + 3.67%, 4.17%, 12/15/22 (c)(d)		3,300	3,290
Credit Suisse Mortgage Trust,
1 Month USD LIBOR + 3.97%, 4.37%, 4/15/23 (c)(d)		3,222	3,163
E-MAC NL 2004-I BV,
3 Month EURIBOR + 0.18%, 1.71%, 7/25/36 (d)	EUR	366	393
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.23%, 10/17/40 (d)		700	763
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 - 5/25/47		$1,093	1,058
3.50%, 5/25/45 - 5/25/47		437	429
3.87%, 5/25/45 (c)(d)		4	4
4.00%, 5/25/45		11	10
1 Month USD LIBOR + 5.15%, 5.61%, 10/25/29 (d)		300	322
Flagstar Mortgage Trust,
2.50%, 9/25/51 (c)(d)		3,640	3,369
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (c)(d)		2,600	2,411
4.45%, 1/25/26 (c)(d)		3,500	3,381
	Face Amount (000)		Value (000)
Freddie Mac Multifamily,
2.78%, 1/25/49 (d)		$7,514	$1,620
2.98%, 1/25/32 (d)		5,775	1,288
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (c)(d)		3,320	3,189
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		8,917	8,311
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (d)	EUR	365	371
Imperial Fund Mortgage Trust,
2.49%, 2/25/67 (c)(d)		$2,820	2,755
JP Morgan Mortgage Trust,
3.01%, 6/25/37 (d)		64	56
6.00%, 6/25/37		12	23
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (c)		2,610	2,581
Lehman Mortgage Trust,
6.50%, 9/25/37		625	292
LHOME Mortgage Trust,
3.23%, 10/25/24 (c)		553	552
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 1.16%, 2/25/55 (c)(d)		2,215	2,200
1 Month USD LIBOR + 1.30%, 1.76%, 11/25/53 (c)(d)		2,000	1,996
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 1.70%, 2.10%, 8/15/38 (c)(d)		3,250	3,150
New Residential Mortgage Loan Trust,
3.98%, 9/25/57 (c)(d)		473	476
NYMT Loan Trust,
2.94%, 10/25/60 (c)(d)		2,851	2,797
OBX Trust,
3.50%, 10/25/59 - 2/25/60 (c)(d)		750	738
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 1.33%, 3/12/61 (c)(d)		433	432
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27		3,035	3,035
Preston Ridge Partners LLC,
1.74%, 9/25/26 (c)(d)		2,360	2,247
2.36%, 10/25/26 (c)(d)		2,635	2,529
2.49%, 10/25/26 (c)		2,537	2,443
PRMI Securitization Trust,
2.50%, 4/25/51 (c)(d)		4,808	4,442
Sage AR Funding PLC (SGSHR) No. 1,
2.34%, 11/17/51	GBP	3,625	4,665
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 - 5/25/60		$13,563	13,334
4.00%, 7/25/56 (d)		422	420
4.00%, 8/25/56 (c)(d)		1,000	965
4.00%, 8/25/58 - 2/25/59		1,438	1,464

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
4.25%, 8/25/59 - 11/25/60(c)(d)		$6,550	$6,264
4.50%, 6/25/57		1,339	1,382
4.75%, 7/25/56 - 6/25/57(c)(d)		1,408	1,384
4.75%, 10/25/58 (d)		1,300	1,257
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (c)		2,881	2,793
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 2.31%, 5/25/47 (c)(d)		1,510	1,419
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (d)	EUR	1,432	1,407
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22		$916	911
Towd Point HE Trust,
0.92%, 2/25/63 (c)(d)		3,164	3,113
TVC Mortgage Trust,
3.47%, 9/25/24 (c)		708	708
United Wholesale Mortgage Trust,
2.50%, 8/25/51 (c)(d)		4,708	4,383
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 2.12%, 1/18/37 (c)(d)		3,146	3,124
VOLT CV LLC,
2.49%, 11/27/51 (c)		1,862	1,802
VOLT XCIII LLC,
1.89%, 2/27/51 (c)		2,097	2,038
VOLT XCIV LLC,
2.24%, 2/27/51 (c)		2,612	2,519
			161,285
Municipal Bonds (0.7%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	342
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	325
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	591
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320	349
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	2,560
University of Michigan, MI,
Series A
4.45%, 4/1/22		1,645	1,769
			5,936
	Face Amount (000)		Value (000)
Sovereign (5.1%)
Chile Government International Bond,
4.34%, 3/7/42		$720	$740
China Government Bond,
3.13%, 11/21/29	CNY	23,400	3,761
Croatia Government International Bond,
1.50%, 6/17/31	EUR	237	247
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	51,390	1,892
Dominican Republic International Bond,
4.88%, 9/23/32 (c)		$410	372
5.88%, 1/30/60 (c)		2,310	1,987
Ecuador Government International Bond,
0.50%, 7/31/40 (c)(h)		261	150
Egypt Government Bond,
13.77%, 1/5/24	EGP	16,300	883
Egypt Government International Bond,
6.38%, 4/11/31 (c)	EUR	2,025	1,925
7.50%, 2/16/61 (c)		$290	231
8.15%, 11/20/59 (c)		210	174
8.88%, 5/29/50 (c)		410	356
Export-Import Bank of India,
3.25%, 1/15/30 (c)(f)		670	636
3.88%, 2/1/28 (c)		505	501
Honduras Government International Bond,
5.63%, 6/24/30 (c)(f)		350	319
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (c)	EUR	6,302	7,446
Ivory Coast Government International Bond,
4.88%, 1/30/32 (c)		1,360	1,329
Mexico Government International Bond,
3.25%, 4/16/30 (f)		$750	724
3.75%, 4/19/71		850	679
Morocco Government International Bond,
4.00%, 12/15/50 (c)		790	635
Nigeria Government International Bond,
9.25%, 1/21/49 (c)		2,270	2,170
North Macedonia Government International Bond,
1.63%, 3/10/28 (c)	EUR	940	907
Pertamina Persero PT,
6.50%, 11/7/48 (c)		$1,325	1,577
Petroleos Mexicanos,
6.95%, 1/28/60		350	285
7.69%, 1/23/50		536	469
Philippine Government International Bond,
4.20%, 3/29/47		420	441
Qatar Government International Bond,
5.10%, 4/23/48 (c)		1,480	1,814
Republic of Nigeria,
8.38%, 3/24/29 (f)		230	233

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	$1,423
8.25%, 3/31/32		92,280	5,641
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (c)		$840	733
Senegal Government International Bond,
6.25%, 5/23/33 (c)		705	667
Serbia International Bond,
1.65%, 3/3/33 (c)	EUR	800	696
			42,043
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (c)		590	605
4.70%, 10/22/31 (c)		$1,240	1,228
			1,833
Variable Rate Senior Loan Interests (3.1%)
American Airlines, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 1.75%, 2.20%,
6/27/25 (d)		980	925
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan
1 Month USD LIBOR + 2.00%, 2.46%, 1/15/27 (d)		987	977
Asurion LLC,
2020 Term Loan B8
1 Month USD LIBOR + 3.25%, 3.71%, 12/23/26 (d)		988	968
Bausch Health Companies Inc.,
2018 Term Loan B
1 Month USD LIBOR + 3.00%, 3.46%, 6/2/25 (d)		750	745
BCP Raptor, LLC,
Term Loan B
6/24/24 (i)		1,865	1,864
BWAY Holding Company,
2017 Term Loan B
1 Month USD LIBOR + 3.25%, 3.48%, 4/3/24 (d)		974	963
Carrols Restaurant Group, Inc.,
Term Loan B
1 Month USD LIBOR + 3.25%, 3.71%, 4/30/26 (d)		403	391
CenturyLink, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 2.25%, 2.71%, 3/15/27 (d)		985	960
Chemours Co. (The),
2018 USD Term Loan B
1 Month USD LIBOR + 1.75%, 2.21%, 4/3/25 (d)		916	895
	Face Amount (000)	Value (000)
Core & Main LP,
2021 Term Loan B
1 Month USD LIBOR + 2.50%, 2.95%, 7/27/28 (d)	$982	$976
CPG International, Inc.,
2017 Term Loan
1 Month USD LIBOR + 2.50%, 3.51%, 5/5/24 (d)	218	216
Creative Artists Agency, LLC,
2019 Term Loan B
1 Month USD LIBOR + 3.75%, 4.21%, 11/27/26 (d)	938	938
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 2.21%, 8/12/26 (d)	978	971
Froneri International Ltd.,
2020 USD Term Loan
1 Month USD LIBOR + 2.25%, 2.71%, 1/29/27 (d)	985	969
Grifols Worldwide Operations USA, Inc.,
USD 2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.46%, 11/15/27 (d)	926	911
Level 3 Financing Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 2.21%, 3/1/27 (d)	1,000	983
Lions Gate Capital Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 2.25%, 2.71%, 3/24/25 (d)	970	958
Medallion Midland Acquisition, LLC,
2021 Term Loan
1 Month USD LIBOR + 3.75%, 4.50%, 10/18/28 (d)	784	777
Scientific Games International, Inc.,
2018 Term Loan B5
1 Month USD LIBOR + 2.75%, 3.21%, 8/14/24 (d)	987	985
Surf Holdings, LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 4.11%, 3/5/27 (d)	737	731
Surgery Center Holdings, Inc.,
2021 Term Loan
1 Month USD LIBOR + 3.75%, 4.50%, 8/31/26 (d)	977	971
TransDigm, Inc.,
2020 Term Loan F
1 Month USD LIBOR + 2.25%, 2.71%, 12/9/25 (d)	987	972
Univision Communications Inc.,
2021 First Lien Term Loan B
1 Month USD LIBOR + 3.25%, 4.00%, 3/15/26 (d)	898	894

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Variable Rate Senior Loan Interests (cont'd)
US Foods, Inc.,
2019 Term Loan B
3 Month USD LIBOR + 2.00%, 2.51%, 9/13/26 (d)	$987	$970
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 4.50%, 8/20/25 (d)	977	965
Virgin Media Bristol LLC,
USD Term Loan N
3 Month USD LIBOR + 2.50%, 2.90%, 1/31/28 (d)	1,000	989
Ziggo Financing Partnership,
USD Term Loan I
3 Month USD LIBOR + 2.50%, 2.90%, 4/30/28 (d)	1,500	1,480
		25,344
Total Fixed Income Securities (Cost $857,101)		818,289
	Shares
Short-Term Investments (13.7%)
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $67,396)	67,396,183	67,396
Security held as Collateral on Loaned Securities (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $7,122)	7,121,828	7,122
	Face Amount (000)
U.S. Treasury Securities (4.6%)
U.S. Treasury Bills,
0.06%, 7/14/22 (j)	$2,518	2,514
0.63%, 7/14/22 (j)	1,200	1,198
U.S. Treasury Notes,
0.13%, 12/31/22	18,500	18,321
1.50%, 9/15/22	10,000	10,024
1.88%, 8/31/22	5,818	5,841
Total U.S. Treasury Securities (Cost $38,080)		37,898
Total Short-Term Investments (Cost $112,598)		112,416
Total Investments (112.7%) (Cost $969,699) Including $9,276 of Securities Loaned (k)(l)		930,705
Liabilities in Excess of Other Assets (–12.7%)		(104,866)
Net Assets (100.0%)		$825,839

(a)  Amount is less than 0.05%.

(b)  Security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2022.

(f)  All or a portion of this security was on loan at March 31, 2022.

(g)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.

(h)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(i)  Unsettled Position. The contract rate does not take effect until settlement date.

(j)  Rate shown is the yield to maturity at March 31, 2022.

(k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts and futures contracts.

(l)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,393,000 and the aggregate gross unrealized depreciation is approximately $48,277,000, resulting in net unrealized depreciation of approximately $40,884,000.

CLO  Collateralized Loan Obligation.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

PRIME  Daily US Prime Rate.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$374	EGP	6,009	5/19/22	$(47)
Bank of America NA	CAD	5		$4	5/20/22	(— @)
Bank of America NA	EUR	33,387		$38,047	5/20/22	1,055
Bank of America NA		$270	AUD	376	5/20/22	12
Bank of America NA		$2,341	JPY	270,165	5/20/22	(119)
Bank of America NA		$2,315	SEK	21,500	5/20/22	(26)
Barclays Bank PLC	AUD	11,509		$8,212	5/20/22	(406)
Barclays Bank PLC	CNY	16,273		$2,560	5/20/22	1
Barclays Bank PLC	PLN	8,555		$2,011	5/20/22	(16)
Barclays Bank PLC		$3,101	CNY	19,724	5/20/22	— @
BNP Paribas SA	CZK	11,116		$510	5/20/22	9
BNP Paribas SA	ZAR	18,484		$1,219	5/20/22	(39)
BNP Paribas SA	ZAR	2,572		$169	5/20/22	(6)
Citibank NA	MXN	59,520		$2,840	5/20/22	(129)
Citibank NA		$9,396	GBP	6,938	5/20/22	(283)
Goldman Sachs International		$4,343	PLN	17,352	5/20/22	(232)
HSBC Bank PLC	GBP	2		$2	5/20/22	— @
JPMorgan Chase Bank NA	CNY	27,911		$4,360	5/20/22	(29)
JPMorgan Chase Bank NA	JPY	270,165		$2,287	5/20/22	66
JPMorgan Chase Bank NA	SEK	21,650		$2,328	5/20/22	23
JPMorgan Chase Bank NA		$4,283	CZK	93,913	5/20/22	(50)
UBS AG	CAD	5,400		$4,239	5/20/22	(79)
UBS AG	CAD	5		$4	5/20/22	(— @)
UBS AG	CAD	1		$1	5/20/22	(— @)
UBS AG	CZK	33,202		$1,470	5/20/22	(26)
UBS AG	GBP	15,177		$20,524	5/20/22	592
UBS AG	GBP	1		$1	5/20/22	— @
UBS AG	HUF	1,366,090		$4,063	5/20/22	(24)
UBS AG	PLN	8,797		$1,964	5/20/22	(120)
UBS AG		$8,015	AUD	11,125	5/20/22	315
UBS AG		$11	CAD	14	5/20/22	— @
UBS AG		$28	CAD	36	5/20/22	1
UBS AG		$2,577	EUR	2,340	5/20/22	16
UBS AG		$6,607	EUR	5,933	5/20/22	(34)
UBS AG		$30	GBP	22	5/20/22	(1)
UBS AG		$4,330	HUF	1,366,090	5/20/22	(242)
UBS AG		$1,324	MXN	27,483	5/20/22	47
UBS AG		$2,620	MXN	55,437	5/20/22	144
UBS AG		$782	MXN	16,497	5/20/22	40
UBS AG		$1,536	ZAR	23,442	5/20/22	59
UBS AG	ZAR	30,304		$2,004	5/20/22	(58)
UBS AG	ZAR	9,953		$654	5/20/22	(23)
UBS AG	ZAR	5,126		$336	5/20/22	(13)
Westpac Banking Corp.		$10,110	EUR	8,878	5/20/22	(274)
						$104
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	398	Jun-22		$79,600	$84,345	$(946)
U.S. Treasury 10 yr. Note	8	Jun-22		800	983	(27)
U.S. Treasury Long Bond	277	Jun-22		27,700	41,567	(1,110)
U.S. Treasury Ultra Bond	273	Jun-22		27,300	48,355	(1,427)
Short:
Euro-Buxl 30 yr. Bond	4	Jun-22	EUR	(400)	(824)	59
Euro-OAT Index	31	Jun-22		(3,100)	(5,196)	239
German Euro-BTP Index	28	Jun-22		(2,800)	(4,284)	181
German Euro-Bund Index	15	Jun-22		(1,500)	(2,633)	117
U.S. Treasury 5 yr. Note	15	Jun-22		$(1,500)	(1,720)	46
Ultra 10-Year U.S. Treasury Note	204	Jun-22		(20,400)	(27,635)	874
						$(1,994)

@  Value is less than $500.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CNY  —  Chinese Yuan Renminbi

CZK  —  Czech Koruna

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

MXN  —  Mexican Peso

PLN  —  Polish Zloty

SEK  —  Swedish Krona

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	17.8%
Mortgages — Other	17.5
Agency Fixed Rate Mortgages	15.5
Other**	11.3
Short-Term Investments	11.4
Asset-Backed Securities	10.1
Finance	10.0
Commercial Mortgage-Backed Securities	6.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $217,542,000 and net unrealized depreciation of approximately $1,994,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $104,000.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $895,181)	$856,187
Investment in Security of Affiliated Issuer, at Value (Cost $74,518)	74,518
Total Investments in Securities, at Value (Cost $969,699)	930,705
Foreign Currency, at Value (Cost $2,862)	2,848
Cash	2,147
Receivable for Investments Sold	96,061
Interest Receivable	4,010
Receivable for Variation Margin on Futures Contracts	3,413
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2,380
Receivable for Fund Shares Sold	508
Tax Reclaim Receivable	11
Receivable from Affiliate	7
Receivable from Securities Lending Income	4
Other Assets	132
Total Assets	1,042,226
Liabilities:
Payable for Investments Purchased	204,988
Collateral on Securities Loaned, at Value	7,122
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	2,276
Payable for Fund Shares Redeemed	665
Due to Broker	460
Payable for Advisory Fees	393
Payable for Sub Transfer Agency Fees — Class I	89
Payable for Sub Transfer Agency Fees — Class A	23
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	3
Payable for Administration Fees	57
Payable for Custodian Fees	53
Payable for Professional Fees	43
Deferred Capital Gain Country Tax	43
Payable for Shareholder Services Fees — Class A	17
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	18
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	127
Total Liabilities	216,387
Net Assets	$825,839
Net Assets Consist of:
Paid-in-Capital	$881,679
Total Accumulated Loss	(55,840)
Net Assets	$825,839

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2022 (000)
CLASS I:
Net Assets	$600,826
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	56,278,528
Net Asset Value, Offering and Redemption Price Per Share	$10.68
CLASS A:
Net Assets	$77,827
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,278,127
Net Asset Value, Redemption Price Per Share	$10.69
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.36
Maximum Offering Price Per Share	$11.05
CLASS L:
Net Assets	$968
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	90,445
Net Asset Value, Offering and Redemption Price Per Share	$10.71
CLASS C:
Net Assets	$20,527
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,934,640
Net Asset Value, Offering and Redemption Price Per Share	$10.61
CLASS IS:
Net Assets	$125,691
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,780,021
Net Asset Value, Offering and Redemption Price Per Share	$10.67
(1) Including: Securities on Loan, at Value:	$9,276

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$12,810
Dividends from Security of Affiliated Issuer (Note G)	17
Income from Securities Loaned — Net	15
Total Investment Income	12,842
Expenses:
Advisory Fees (Note B)	1,714
Administration Fees (Note C)	366
Sub Transfer Agency Fees — Class I	313
Sub Transfer Agency Fees — Class A	56
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	8
Shareholder Services Fees — Class A (Note D)	113
Distribution and Shareholder Services Fees — Class L (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	119
Professional Fees	79
Pricing Fees	46
Registration Fees	44
Custodian Fees (Note F)	43
Shareholder Reporting Fees	20
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	7
Other Expenses	25
Total Expenses	2,974
Waiver of Advisory Fees (Note B)	(651)
Reimbursement of Class Specific Expenses — Class I (Note B)	(156)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(15)
Net Expenses	2,150
Net Investment Income	10,692
Realized Gain (Loss):
Investments Sold	(12,486)
Foreign Currency Forward Exchange Contracts	1,897
Foreign Currency Translation	2
Futures Contracts	(7,305)
Net Realized Loss	(17,892)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $21)	(46,637)
Foreign Currency Forward Exchange Contracts	(963)
Foreign Currency Translation	(12)
Futures Contracts	(384)
Net Change in Unrealized Appreciation (Depreciation)	(47,996)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(65,888)
Net Decrease in Net Assets Resulting from Operations	$(55,196)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$10,692	$22,337
Net Realized Gain (Loss)	(17,892)	4,125
Net Change in Unrealized Appreciation (Depreciation)	(47,996)	(12,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,196)	13,927
Dividends and Distributions to Shareholders:
Class I	(10,076)	(36,951)
Class A	(1,216)	(5,666)
Class L	(12)	(44)
Class C	(236)	(1,035)
Class IS	(1,911)	(4,825)
Total Dividends and Distributions to Shareholders	(13,451)	(48,521)
Capital Share Transactions:(1)
Class I:
Subscribed	116,380	419,671
Distributions Reinvested	9,956	36,609
Redeemed	(203,140)	(365,067)
Class A:
Subscribed	8,192	49,997
Distributions Reinvested	1,216	5,666
Redeemed	(23,270)	(67,178)
Class L:
Exchanged	41	413
Distributions Reinvested	12	43
Redeemed	(91)	(152)
Class C:
Subscribed	1,067	6,602
Distributions Reinvested	235	1,032
Redeemed	(5,068)	(6,653)
Class IS:
Subscribed	10,853	33,661
Distributions Reinvested	1,703	4,333
Redeemed	(3,929)	(4,217)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(85,843)	114,760
Total Increase (Decrease) in Net Assets	(154,490)	80,166
Net Assets:
Beginning of Period	980,329	900,163
End of Period	$825,839	$980,329

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10,331	35,873
Shares Issued on Distributions Reinvested	878	3,138
Shares Redeemed	(18,095)	(31,482)
Net Increase (Decrease) in Class I Shares Outstanding	(6,886)	7,529
Class A:
Shares Subscribed	721	4,257
Shares Issued on Distributions Reinvested	107	485
Shares Redeemed	(2,069)	(5,812)
Net Decrease in Class A Shares Outstanding	(1,241)	(1,070)
Class L:
Shares Exchanged	4	35
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(8)	(13)
Net Increase (Decrease) in Class L Shares Outstanding	(3)	26
Class C:
Shares Subscribed	94	566
Shares Issued on Distributions Reinvested	21	89
Shares Redeemed	(456)	(574)
Net Increase (Decrease) in Class C Shares Outstanding	(341)	81
Class IS:
Shares Subscribed	972	2,914
Shares Issued on Distributions Reinvested	150	372
Shares Redeemed	(355)	(358)
Net Increase in Class IS Shares Outstanding	767	2,928

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.53		$11.91		$11.58		$10.84		$11.17		$11.22
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.26		0.31		0.37		0.34		0.32
Net Realized and Unrealized Gain (Loss)	(0.82)		(0.07)		0.40		0.78		(0.38)		(0.02)
Total from Investment Operations	(0.69)		0.19		0.71		1.15		(0.04)		0.30
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.26)		(0.30)		(0.41)		(0.29)		(0.35)
Net Realized Gain	(0.03)		(0.31)		(0.08)		—		—		—
Total Distributions	(0.16)		(0.57)		(0.38)		(0.41)		(0.29)		(0.35)
Net Asset Value, End of Period	$10.68		$11.53		$11.91		$11.58		$10.84		$11.17
Total Return(2)	(6.00	)%(7)	1.61%		6.27%		10.83	%(3)	(0.36)%		2.79	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$600,826		$727,989		$662,724		$457,610		$257,605		$265,958
Ratio of Expenses Before Expense Limitation	0.61	%(8)	0.62%		0.64%		0.67%		0.70%		0.73%
Ratio of Expenses After Expense Limitation	0.42	%(5)(8)	0.41	%(5)	0.40	%(5)	0.41	%(5)	0.40	%(5)	0.40	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.40	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	2.39	%(5)(8)	2.26	%(5)	2.63	%(5)	3.29	%(5)	3.09	%(5)	2.94	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	115	%(7)	434%		287%		217%		248%		350%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.63%.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.33%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.54		$11.93		$11.60		$10.85		$11.18		$11.23
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.22		0.27		0.33		0.30		0.28
Net Realized and Unrealized Gain (Loss)	(0.83)		(0.09)		0.40		0.79		(0.38)		(0.02)
Total from Investment Operations	(0.71)		0.13		0.67		1.12		(0.08)		0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.21)		(0.26)		(0.37)		(0.25)		(0.31)
Net Realized Gain	(0.03)		(0.31)		(0.08)		—		—		—
Total Distributions	(0.14)		(0.52)		(0.34)		(0.37)		(0.25)		(0.31)
Net Asset Value, End of Period	$10.69		$11.54		$11.93		$11.60		$10.85		$11.18
Total Return(2)	(6.15	)%(7)	1.17%		5.91%		10.49	%(3)	(0.70)%		2.43	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,827		$98,339		$114,387		$92,191		$65,647		$60,874
Ratio of Expenses Before Expense Limitation	0.89	%(8)	0.90%		0.92%		0.97%		1.00%		1.02%
Ratio of Expenses After Expense Limitation	0.75	%(5)(8)	0.75	%(5)	0.74	%(5)	0.75	%(5)	0.75	%(5)	0.75	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.74	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	2.05	%(5)(8)	1.92	%(5)	2.29	%(5)	2.96	%(5)	2.73	%(5)	2.58	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	115	%(7)	434%		287%		217%		248%		350%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 10.29%

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Portfolio's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.97%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.56		$11.94		$11.61		$10.86		$11.17		$11.23
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.19		0.24		0.30		0.27		0.26
Net Realized and Unrealized Gain (Loss)	(0.82)		(0.07)		0.40		0.78		(0.37)		(0.03)
Total from Investment Operations	(0.72)		0.12		0.64		1.08		(0.10)		0.23
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.19)		(0.23)		(0.33)		(0.21)		(0.29)
Net Realized Gain	(0.03)		(0.31)		(0.08)		—		—		—
Total Distributions	(0.13)		(0.50)		(0.31)		(0.33)		(0.21)		(0.29)
Net Asset Value, End of Period	$10.71		$11.56		$11.94		$11.61		$10.86		$11.17
Total Return(2)	(6.27	)%(7)	1.00%		5.63%		10.12	%(3)	(0.95)%		2.16	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$968		$1,082		$812		$720		$464		$1,138
Ratio of Expenses Before Expense Limitation	1.27	%(8)	1.27%		1.37%		1.45%		1.41%		1.35%
Ratio of Expenses After Expense Limitation	1.02	%(5)(8)	1.01	%(5)	1.00	%(5)	1.01	%(5)	1.00	%(5)	1.00	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	1.79	%(5)(8)	1.67	%(5)	2.04	%(5)	2.70	%(5)	2.46	%(5)	2.37	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	115	%(7)	434%		287%		217%		248%		350%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 9.92%.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Portfolio's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.70%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.45		$11.84		$11.52		$10.77		$11.10		$11.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.14		0.18		0.25		0.22		0.20
Net Realized and Unrealized Gain (Loss)	(0.82)		(0.08)		0.41		0.78		(0.37)		(0.03)
Total from Investment Operations	(0.74)		0.06		0.59		1.03		(0.15)		0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.14)		(0.19)		(0.28)		(0.18)		(0.24)
Net Realized Gain	(0.03)		(0.31)		(0.08)		—		—		—
Total Distributions	(0.10)		(0.45)		(0.27)		(0.28)		(0.18)		(0.24)
Net Asset Value, End of Period	$10.61		$11.45		$11.84		$11.52		$10.77		$11.10
Total Return(2)	(6.45	)%(7)	0.49%		5.16%		9.70	%(3)	(1.39)%		1.57	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,527		$26,063		$25,989		$14,684		$6,873		$4,890
Ratio of Expenses Before Expense Limitation	1.60	%(8)	1.60%		1.62%		1.68%		1.73%		1.74%
Ratio of Expenses After Expense Limitation	1.46	%(5)(8)	1.44	%(5)	1.43	%(5)	1.46	%(5)	1.50	%(5)	1.50	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.43	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	1.35	%(5)(8)	1.23	%(5)	1.60	%(5)	2.23	%(5)	2.01	%(5)	1.86	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	115	%(7)	434%		287%		217%		248%		350%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 9.50%.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Portfolio's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.11%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Core Plus Fixed Income Portfolio

	Class IS
	Six Months Ended March 31, 2022		Year Ended September 30,						Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		September 30, 2018
Net Asset Value, Beginning of Period	$11.52		$11.91		$11.58		$10.84		$10.85
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.27		0.31		0.37		0.10
Net Realized and Unrealized Gain (Loss)	(0.82)		(0.09)		0.41		0.78		(0.04)
Total from Investment Operations	(0.68)		0.18		0.72		1.15		0.06
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.26)		(0.31)		(0.41)		(0.07)
Net Realized Gain	(0.03)		(0.31)		(0.08)		—		—
Total Distributions	(0.17)		(0.57)		(0.39)		(0.41)		(0.07)
Net Asset Value, End of Period	$10.67		$11.52		$11.91		$11.58		$10.84
Total Return(3)	(5.98	)%(7)	1.66%		6.24%		10.89	%(4)	0.56	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$125,691		$126,856		$96,251		$11		$10
Ratio of Expenses Before Expense Limitation	0.51	%(8)	0.52%		0.54%		18.96%		18.71	%(8)
Ratio of Expenses After Expense Limitation	0.37	%(5)(8)	0.36	%(5)	0.35	%(5)	0.35	%(5)	0.35	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.35	%(5)	N/A		N/A
Ratio of Net Investment Income	2.44	%(5)(8)	2.32	%(5)	2.67	%(5)	3.33	%(5)	3.17	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.02%		0.01%		0.02	%(8)
Portfolio Turnover Rate	115	%(7)	434%		287%		217%		248	%(7)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 10.69%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$11	$—	$11
Agency Fixed Rate Mortgages	—	143,475	—	143,475
Asset-Backed Securities	—	93,582	—	93,582
Collateralized Mortgage Obligations — Agency Collateral Series	—	13,929	—	13,929

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Commercial Mortgage- Backed Securities	$—	$59,030	$—	$59,030
Corporate Bonds	—	271,821	—	271,821
Mortgages — Other	—	161,285	—	161,285
Municipal Bonds	—	5,936	—	5,936
Sovereign	—	42,043	—	42,043
Supranational	—	1,833	—	1,833
Variable Rate Senior Loan Interests	—	25,344	—	25,344
Total Fixed Income Securities	—	818,289	—	818,289
Short-Term Investments
Investment Company	74,518	—	—	74,518
U.S. Treasury Securities	—	37,898	—	37,898
Total Short-Term Investments	74,518	37,898	—	112,416
Foreign Currency Forward Exchange Contracts	—	2,380	—	2,380
Futures Contracts	1,516	—	—	1,516
Total Assets	76,034	858,567	—	934,601
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,276)	—	(2,276)
Futures Contracts	(3,510)	—	—	(3,510)
Total Liabilities	(3,510)	(2,276)	—	(5,786)
Total	$72,524	$856,291	$—	$928,815

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$2,380
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	1,516	(a)
Total			$3,896
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(2,276)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(3,510	)(a)
Total			$(5,786)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,897
Interest Rate Risk	Futures Contracts	(7,305)
Total		$(5,408)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(963)
Interest Rate Risk	Futures Contracts	(384)
Total		$(1,347)

At March 31, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$2,380	$(2,276)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1,067		$(145)	$—	$922
Barclays Bank PLC	1		(1)	—	0
BNP Paribas SA	9		(9)	—	0
HSBC Bank PLC	—	@	—	—	—	@
JPMorgan Chase Bank NA	89		(79)	—	10
UBS AG	1,214		(620)	(420)	174
Total	$2,380		$(854)	$(420)	$1,106

@ Value is less than $500.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$145	$(145)	$—	$0
Barclays Bank PLC	422	(1)	(421)	0
BNP Paribas SA	45	(9)	(36)	0
Citibank NA	412	—	(247)	165
Goldman Sachs International	279	—	(279)	0
JPMorgan Chase Bank NA	79	(79)	—	0
UBS AG	620	(620)	—	0
Westpac Banking Corp.	274	—	—	274
Total	$2,276	$(854)	$(983)	$439

(d) In some instances, the actual collateral received/pledged may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$108,593,000
Futures Contracts:
Average monthly notional value	$292,115,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$9,276	(e)	$—	$(9,276	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $7,122,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,356,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$6,134	$—	$—	$—	$6,134
Sovereign	988	—	—	—	988
Total	$7,122	$—	$—	$—	$7,122
Total Borrowings	$7,122	$—	$—	$—	$7,122
Gross amount of recognized liabilities for securities lending transactions					$7,122

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2022, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.23% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares, 1.52% for Class C shares and 0.37% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2022, approximately $651,000 of advisory fees were waived and approximately $158,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's

Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2022, purchases and sales of investment securities for the Fund, other

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

than long-term U.S. Government securities and short-term investments were approximately $201,069,000 and $263,979,000, respectively. For the six months ended March 31, 2022, purchases and sales of long-term U.S. Government securities were approximately $843,394,000 and $871,539,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2022, advisory fees paid were reduced by approximately $15,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2022 is as follows:

Affiliated Investment Company	Value September 30, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$127,634	$401,961	$455,077	$17
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2022 (000)
Liquidity Funds	$—	$—	$74,518

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$45,834	$2,687	$21,516	$2,668

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2021.

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,814	$1,488

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 38.9%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

38

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

40

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

41

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

42

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
4709924 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	19
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Expense Example

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$924.00	$1,021.44	$3.36	$3.53	0.70%
Corporate Bond Portfolio Class A	1,000.00	922.80	1,020.24	4.51	4.73	0.94
Corporate Bond Portfolio Class L	1,000.00	920.70	1,018.05	6.61	6.94	1.38
Corporate Bond Portfolio Class C	1,000.00	918.90	1,015.96	8.61	9.05	1.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.2%)
Corporate Bonds (96.2%)
Finance (35.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	$675	$624
Aflac, Inc.
4.75%, 1/15/49	150	172
Air Lease Corp.
4.63%, 10/1/28	600	612
Alexandria Real Estate Equities, Inc.
2.95%, 3/15/34	250	236
American International Group, Inc.
3.88%, 1/15/35	350	357
Anthem, Inc.
2.25%, 5/15/30	350	321
AON Corp./AON Global Holdings PLC
2.60%, 12/2/31	625	576
Athene Global Funding
3.21%, 3/8/27	875	843
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (a)	300	262
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	550	529
Banco de Credito del Peru
2.70%, 1/11/25 (a)	325	317
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (a)	200	185
Banco Santander Chile
2.70%, 1/10/25 (a)	425	416
Banco Santander SA,
1.72%, 9/14/27	800	724
4.18%, 3/24/28	600	603
Bank Hapoalim BM
3.26%, 1/21/32 (a)	800	740
Bank of America Corp.,
2.69%, 4/22/32	1,925	1,773
3.85%, 3/8/37	1,075	1,031
MTN
2.68%, 6/19/41	1,700	1,441
Bank of Ireland Group PLC
2.03%, 9/30/27 (a)	1,450	1,317
Barclays PLC
3.93%, 5/7/25	975	983
Belrose Funding Trust
2.33%, 8/15/30 (a)	475	417
Blackstone Private Credit
4.70%, 3/24/25	850	863
BNP Paribas SA
4.40%, 8/14/28 (a)	850	866
BPCE SA,
1.65%, 10/6/26 (a)	625	577
3.12%, 10/19/32 (a)	375	340
	Face Amount (000)	Value (000)
3.65%, 1/14/37 (a)	$500	$468
5.15%, 7/21/24 (a)	1,025	1,057
Brown & Brown, Inc.,
2.38%, 3/15/31	1,075	946
4.20%, 3/17/32	150	153
CIT Bank NA
2.97%, 9/27/25	775	768
Citigroup, Inc.
2.52%, 11/3/32	2,400	2,158
CNO Global Funding
1.75%, 10/7/26 (a)	400	369
Coinbase Global, Inc.
3.38%, 10/1/28 (a)(b)	190	168
Commerzbank AG
8.13%, 9/19/23 (a)	550	581
Commonwealth Bank of Australia
3.31%, 3/11/41 (a)	725	634
Credit Agricole SA
4.13%, 1/10/27 (a)	250	253
CubeSmart LP
2.25%, 12/15/28	900	819
Deutsche Bank AG
3.70%, 5/30/24	100	100
Equitable Financial Life Global Funding
1.75%, 11/15/30 (a)	725	631
Extra Space Storage LP Co.
3.90%, 4/1/29	550	552
Global Atlantic Fin Co.,
4.40%, 10/15/29 (a)	1,775	1,775
4.70%, 10/15/51 (a)	420	398
MDGH GMTN (RSC) Ltd.
4.50%, 11/7/28 (a)	425	460
Goldman Sachs Group, Inc. (The),
2.62%, 4/22/32	3,050	2,778
MTN
4.80%, 7/8/44	275	306
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	625	542
High Street Funding Trust I
4.11%, 2/15/28 (a)(b)	850	873
HSBC Holdings PLC,
1.59%, 5/24/27	850	777
3.97%, 5/22/30	325	326
4.38%, 11/23/26	625	637
Intercontinental Exchange, Inc.
1.85%, 9/15/32	500	434
Itau Unibanco Holding SA
2.90%, 1/24/23 (a)	850	853
JPMorgan Chase & Co.,
1.95%, 2/4/32	2,125	1,864
2.55%, 11/8/32	2,050	1,876
3.11%, 4/22/41	550	499
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
JPMorgan Chase Bank NA
0.00%, 8/7/22	$200	$206
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	525	439
LeasePlan Corp. N.V.
2.88%, 10/24/24 (a)	675	660
Life Storage LP
2.40%, 10/15/31	625	552
Lloyds Banking Group PLC
3.57%, 11/7/28	700	685
Macquarie Group Ltd.
2.87%, 1/14/33 (a)	575	511
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	675	802
National Australia Bank Ltd.
2.33%, 8/21/30 (a)	850	741
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (a)	390	368
Rexford Industrial Realty LP
2.13%, 12/1/30	750	657
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	520	471
Sabra Health Care LP
3.20%, 12/1/31	950	849
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	588
Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)	600	608
Societe Generale SA,
2.63%, 1/22/25 (a)	625	605
2.89%, 6/9/32 (a)	200	179
Standard Chartered PLC
0.99%, 1/12/25 (a)	1,350	1,291
Stewart Information Services Corp.
3.60%, 11/15/31	375	342
SVB Financial Group,
1.80%, 2/2/31	650	561
4.10%, 2/15/31 (c)	190	162
United Overseas Bank Ltd.
3.86%, 10/7/32	800	800
UnitedHealth Group, Inc.
3.25%, 5/15/51	350	330
Wells Fargo & Co.,
3.07%, 4/30/41	525	474
3.53%, 3/24/28	175	175
MTN
2.88%, 10/30/30	1,225	1,166
Westpac Banking Corp.
2.67%, 11/15/35	225	197
		55,599
	Face Amount (000)		Value (000)
Industrials (50.5%)
AbbVie, Inc.,
4.05%, 11/21/39		$300	$309
4.25%, 11/21/49		350	365
Agilent Technologies, Inc.
2.30%, 3/12/31		500	452
Airbnb, Inc.
0.00%, 3/15/26		265	257
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 8/15/27 (a)		1,125	1,153
Alibaba Group Holding Ltd.
2.70%, 2/9/41		240	183
Alphabet, Inc.
1.90%, 8/15/40		275	225
Altria Group, Inc.
3.40%, 2/4/41		500	412
Amazon.com, Inc.,
2.50%, 6/3/50		450	377
2.70%, 6/3/60		750	622
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)		470	469
Amgen, Inc.,
2.80%, 8/15/41		375	323
4.20%, 2/22/52		275	285
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/1/40		325	339
4.38%, 4/15/38		300	316
4.60%, 4/15/48		1,175	1,272
Apple, Inc.,
2.38%, 2/8/41		625	546
2.65%, 5/11/50		825	721
2.70%, 8/5/51		400	349
AT&T, Inc.,
2.55%, 12/1/33		1,125	1,002
3.55%, 9/15/55		1,702	1,507
Baidu, Inc.
1.72%, 4/9/26		450	415
BAT Capital Corp.,
3.56%, 8/15/27		675	658
3.73%, 9/25/40		250	205
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27		275	271
Boeing Co. (The),
2.95%, 2/1/30		825	765
3.25%, 2/1/35		250	224
3.95%, 8/1/59		225	196
5.15%, 5/1/30		500	534
BP Capital Markets PLC,
Series BP
1.00%, 4/28/23 (Convertible)	GBP	300	409
4.38%, 3/22/30 (c)		$500	504
4.88%, 6/22/25 (c)		775	779

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	$340		$330
Broadcom, Inc.,
3.19%, 11/15/36 (a)	375		326
4.30%, 11/15/32	225		229
Brunswick Corp.
5.10%, 4/1/52	350		334
Burlington Northern Santa Fe LLC
3.30%, 9/15/51	650		618
Caterpillar, Inc.
3.25%, 9/19/49	225		219
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620		564
Charter Communications Operating LLC,
3.50%, 3/1/42	1,225		1,016
5.13%, 7/1/49	450		448
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	275		248
Cigna Corp.,
2.38%, 3/15/31	225		206
2.40%, 3/15/30	125		116
Comcast Corp.,
2.94%, 11/1/56 (a)	850		706
3.75%, 4/1/40	425		429
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	400		404
Continental Resources, Inc.,
2.27%, 11/15/26 (a)	325		304
2.88%, 4/1/32 (a)	700		625
Coterra Energy, Inc.
3.90%, 5/15/27 (a)	475		479
CVS Health Corp.,
1.88%, 2/28/31	900		793
5.13%, 7/20/45	75		85
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)	450		420
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (a)	450		367
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	—	@	—	@
Diamondback Energy, Inc.,
3.13%, 3/24/31	600		574
3.25%, 12/1/26	350		350
Dick's Sporting Goods, Inc.
4.10%, 1/15/52	450		385
DuPont de Nemours, Inc.
5.32%, 11/15/38	225		259
DXC Technology Co.
1.80%, 9/15/26	950		872
	Face Amount (000)		Value (000)
Embraer Netherlands Finance BV
5.40%, 2/1/27		$330	$336
Enbridge, Inc.
2.50%, 8/1/33		775	690
Energy Transfer LP,
5.00%, 5/15/50		125	127
5.40%, 10/1/47		100	105
Enterprise Products Operating LLC
3.30%, 2/15/53		625	535
Equinix, Inc.
2.95%, 9/15/51		475	380
Expedia Group, Inc.
0.00%, 2/15/26 (b)		225	275
Exxon Mobil Corp.
3.45%, 4/15/51		425	414
Ford Motor Credit Co., LLC,
GMTN
4.39%, 1/8/26		315	315
Fox Corp.
5.48%, 1/25/39		475	539
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35		788	848
General Motors Co.,
6.60%, 4/1/36		325	378
6.75%, 4/1/46		275	332
General Motors Financial Co., Inc.,
3.85%, 1/5/28		475	471
4.35%, 1/17/27		175	178
Georgia-Pacific LLC
2.30%, 4/30/30 (a)		850	790
Gilead Sciences, Inc.
2.80%, 10/1/50		425	349
Glencore Funding LLC,
2.50%, 9/1/30 (a)		600	538
4.13%, 3/12/24 (a)		775	786
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32		175	159
4.00%, 1/15/30		350	340
Grifols SA
2.25%, 11/15/27 (a)	EUR	200	212
HCA, Inc.
3.50%, 7/15/51		$125	109
HollyFrontier Corp.,
4.50%, 10/1/30		375	366
5.88%, 4/1/26		500	521
Home Depot, Inc. (The)
2.38%, 3/15/51		425	342
HP, Inc.
4.00%, 4/15/29		550	548
Hyundai Capital America,
1.00%, 9/17/24 (a)		450	424
3.00%, 2/10/27 (a)		1,375	1,315

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)	$1,000	$991
Indian Railway Finance Corp. Ltd.
3.57%, 1/21/32 (a)	250	237
Intel Corp.,
2.80%, 8/12/41	625	554
3.05%, 8/12/51	300	268
International Business Machines Corp.
2.85%, 5/15/40	375	333
JBS Finance Luxembourg Sarl
2.50%, 1/15/27 (a)	550	512
JDE Peet's N.V.
1.38%, 1/15/27 (a)	600	540
JetBlue Pass Through Trust,
Series AA
2.75%, 5/15/32	457	430
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (a)	275	250
Kinder Morgan, Inc.
3.60%, 2/15/51	200	178
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	475	425
Las Vegas Sands Corp.
3.20%, 8/8/24	925	884
Level 3 Financing, Inc.
3.40%, 3/1/27 (a)	625	590
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)	130	128
Magallanes, Inc.,
4.28%, 3/15/32 (a)	475	478
5.05%, 3/15/42 (a)	225	230
5.14%, 3/15/52	300	308
Marathon Petroleum Corp.
4.70%, 5/1/25	1,025	1,066
Marriott International, Inc.,
Series GG
3.50%, 10/15/32	1,000	954
McDonald's Corp.
4.45%, 9/1/48	625	674
Micron Technology, Inc.
2.70%, 4/15/32	925	839
Microsoft Corp.
2.53%, 6/1/50	525	455
Midwest Connector Capital Co. LLC
4.63%, 4/1/29 (a)	400	405
Minsur SA
4.50%, 10/28/31 (a)	200	193
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29 (a)	260	241
MPLX LP,
4.95%, 3/14/52	250	261
5.20%, 12/1/47	100	106
	Face Amount (000)		Value (000)
NBN Co. Ltd.,
2.50%, 1/8/32 (a)		$800	$719
2.63%, 5/5/31 (a)		900	822
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)		1,125	1,045
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (a)		1,000	998
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)		300	304
ONEOK, Inc.
3.10%, 3/15/30		1,150	1,080
Ooredoo International Finance Ltd.
2.63%, 4/8/31 (a)		520	489
Oracle Corp.,
3.60%, 4/1/50		525	437
3.65%, 3/25/41		525	460
Peloton Interactive, Inc.
0.00%, 2/15/26		415	345
POSCO
4.00%, 8/1/23 (a)		475	482
Prosus N.V.
3.68%, 1/21/30 (a)		775	680
Pure Storage, Inc.
0.13%, 4/15/23		310	433
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	156
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		$500	453
RingCentral, Inc.
0.00%, 3/15/26		255	210
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	394
Rogers Communications, Inc.
4.55%, 3/15/52 (a)		750	748
Royalty Pharma PLC,
2.15%, 9/2/31		150	129
2.20%, 9/2/30		225	197
3.55%, 9/2/50		350	292
S&P Global, Inc.,
3.70%, 3/1/52		100	102
3.90%, 3/1/62		100	103
Sabine Pass Liquefaction LLC
4.50%, 5/15/30		825	864
SBA Communications Corp.
3.13%, 2/1/29		320	292
Sealed Air Corp.
1.57%, 10/15/26 (a)		300	274
Shell International Finance BV
3.13%, 11/7/49		175	160
Sherwin-Williams Co. (The)
2.30%, 5/15/30		200	183
Sigma Alimentos SA de CV
4.13%, 5/2/26		225	227

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Silgan Holdings, Inc.
1.40%, 4/1/26 (a)		$850	$776
Smithfield Foods, Inc.
3.00%, 10/15/30 (a)		625	568
Sodexo, Inc.
2.72%, 4/16/31 (a)		425	394
Spotify USA, Inc.
0.00%, 3/15/26		425	364
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	104
Starbucks Corp.,
2.25%, 3/12/30		$350	321
3.00%, 2/14/32		200	191
Stryker Corp.
2.90%, 6/15/50 (b)		325	283
Syngenta Finance N.V.
4.89%, 4/24/25 (a)		300	306
SYNNEX Corp.
1.25%, 8/9/24 (a)		450	428
T-Mobile USA, Inc.,
2.25%, 11/15/31		400	351
3.30%, 2/15/51		475	401
3.40%, 10/15/52 (a)		250	214
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)		200	178
3.60%, 1/19/28 (a)		1,050	1,025
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41		425	382
Transcontinental Gas Pipe Line Co. LLC
3.95%, 5/15/50		525	512
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		400	414
Transurban Finance Co. Pty Ltd.
2.45%, 3/16/31 (a)		500	444
Twitter, Inc.
5.00%, 3/1/30 (a)		30	30
Uber Technologies, Inc.
0.00%, 12/15/25		290	261
Valero Energy Corp.
3.65%, 12/1/51		625	553
Verizon Communications, Inc.,
1.75%, 1/20/31		700	611
2.36%, 3/15/32 (a)		250	226
2.65%, 11/20/40		525	448
2.99%, 10/30/56		407	336
3.40%, 3/22/41		300	282
Visa, Inc.
2.70%, 4/15/40		225	205
Vontier Corp.
2.95%, 4/1/31		725	645
Walt Disney Co. (The),
2.75%, 9/1/49		109	93
3.50%, 5/13/40		450	440
	Face Amount (000)	Value (000)
Western Digital Corp.
1.50%, 2/1/24	$350	$340
Ziff Davis, Inc.
1.75%, 11/1/26 (a)	270	306
		78,912
Utilities (10.1%)
Alliant Energy Finance Co.
3.60%, 3/1/32 (a)	575	560
Ameren Illinois Co.
1.55%, 11/15/30	700	612
American Transmission Co.
2.65%, 1/15/32 (a)	825	763
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	300	304
Berkshire Hathaway Energy Co.
2.85%, 5/15/51	550	468
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	263
Consumers Energy Co.,
2.50%, 5/1/60	325	249
3.50%, 8/1/51	175	172
Dominion Energy, Inc.,
Series C
2.25%, 8/15/31	495	446
DTE Electric Co.
3.95%, 3/1/49	450	467
Duke Energy Corp.
4.20%, 6/15/49	425	430
Duke Energy Indiana LLC
2.75%, 4/1/50	380	321
Duke Energy Progress LLC
3.45%, 3/15/29	275	276
Entergy Texas, Inc.
3.55%, 9/30/49	200	189
Exelon Corp.
4.10%, 3/15/52	225	229
Fells Point Funding Trust
3.05%, 1/31/27 (a)	725	696
Georgia Power Co.,
Series A
3.25%, 3/15/51	425	370
Interstate Power and Light Co.,
2.30%, 6/1/30	550	502
3.50%, 9/30/49	175	160
Jersey Central Power & Light Co.
2.75%, 3/1/32 (a)	600	560
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29	1,025	981
3.00%, 1/15/52	200	171
Niagara Mohawk Power Corp.
2.76%, 1/10/32 (a)	675	621
Northern States Power Co.
2.90%, 3/1/50	475	420

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
NRG Energy, Inc.
3.63%, 2/15/31 (a)	$300	$264
Pacific Gas and Electric Co.
3.30%, 8/1/40	375	308
PacifiCorp
2.70%, 9/15/30	825	787
PECO Energy Co.
3.05%, 3/15/51	325	295
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	475	437
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	258
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	775	705
Southern California Edison Co.
4.00%, 4/1/47	250	241
Southern Co. (The)
4.40%, 7/1/46	475	487
Union Electric Co.
3.90%, 4/1/52 (d)	250	259
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	221
Series A
2.88%, 7/15/29	825	803
2.95%, 11/15/51	175	154
Xcel Energy, Inc.
2.60%, 12/1/29	450	427
		15,876
Total Fixed Income Securities (Cost $160,923)		150,387
	Shares
Short-Term Investments (3.4%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,936)	2,935,758	2,936
Security held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $560)	559,940	560
	Face Amount (000)	Value (000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill 0.06%, 7/14/22 (e)(f) (Cost $1,864)	$1,865	$1,862
Total Short-Term Investments (Cost $5,360)		5,358
Total Investments (99.6%) (Cost $166,283) Including $567 of Securities Loaned (g)(h)		155,745
Other Assets in Excess of Liabilities (0.4%)		602
Net Assets (100.0%)		$156,347

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2022.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.

(d)  When-issued security.

(e)  Rate shown is the yield to maturity at March 31, 2022.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)  Securities are available for collateral in connection with, purchase of when issued securities, open foreign currency forward exchange contracts and open futures contracts.

(h)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,584,000 and the aggregate gross unrealized depreciation is approximately $11,716,000, resulting in net unrealized depreciation of approximately $10,132,000.

MTN  Medium Term Note.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
Australia & New Zealand Banking Group Ltd.	EUR	—	@	$1	5/20/22	$—	@
Bank of America NA	EUR	434		$495	5/20/22	14
UBS AG	GBP	315		$426	5/20/22	12
Westpac Banking Corp.	EUR	4		$5	5/20/22	—	@
						$26

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	82	Jun-22		$16,400	$17,377	$(194)
U.S. Treasury 5 yr. Note	30	Jun-22		3,000	3,441	(17)
U.S. Treasury Long Bond	59	Jun-22		5,900	8,854	(229)
U.S. Treasury Ultra Bond	22	Jun-22		2,200	3,897	(87)
Short:
German Euro-BOBL Index	1	Jun-22	EUR	(100)	(143)	5
German Euro-Bund Index	2	Jun-22		(200)	(351)	16
U.S. Treasury 10 yr. Note	46	Jun-22		$(4,600)	(5,652)	139
U.S. Treasury 10 yr. Ultra Bond	167	Jun-22		(16,700)	(22,623)	747
						$380

@    Value is less than $500.

EUR    Euro

GBP    British Pound

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	50.9%
Finance	35.8
Utilities	10.2
Other**	3.1
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.

**  Industry and/or investment type representing less than 5% of total Investments.

***  Does not include open long/short futures contracts with a value of approximately $62,338,000 and net unrealized appreciation of approximately $380,000. Does not include open foreign currency forward exchange contracts with total unrealized appreciation of approximately $26,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $162,787)	$152,249
Investment in Security of Affiliated Issuer, at Value (Cost $3,496)	3,496
Total Investments in Securities, at Value (Cost $166,283)	155,745
Foreign Currency, at Value (Cost $11)	11
Receivable for Investments Sold	2,420
Interest Receivable	1,290
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	26
Receivable for Fund Shares Sold	21
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	74
Total Assets	159,588
Liabilities:
Payable for Investments Purchased	2,257
Collateral on Securities Loaned, at Value	560
Payable for Advisory Fees	103
Payable for Professional Fees	50
Payable for Transfer Agency Fees — Class I	40
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Fund Shares Redeemed	41
Payable for Trustees' Fees and Expenses	39
Payable for Sub Transfer Agency Fees — Class I	26
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Custodian Fees	19
Payable for Variation Margin on Futures Contracts	13
Payable for Administration Fees	11
Deferred Capital Gain Country Tax	8
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Other Liabilities	62
Total Liabilities	3,241
Net Assets	$156,347
Net Assets Consist of:
Paid-in-Capital	$169,326
Total Accumulated Loss	(12,979)
Net Assets	$156,347

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2022 (000)
CLASS I:
Net Assets	$136,239
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,807,009
Net Asset Value, Offering and Redemption Price Per Share	$11.54
CLASS A:
Net Assets	$16,998
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,471,119
Net Asset Value, Redemption Price Per Share	$11.55
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.40
Maximum Offering Price Per Share	$11.95
CLASS L:
Net Assets	$1,227
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	106,265
Net Asset Value, Offering and Redemption Price Per Share	$11.54
CLASS C:
Net Assets	$1,883
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	164,248
Net Asset Value, Offering and Redemption Price Per Share	$11.46
(1) Including: Securities on Loan, at Value:	$567

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$2,403
Income from Securities Loaned — Net	4
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	2,407
Expenses:
Advisory Fees (Note B)	322
Professional Fees	72
Administration Fees (Note C)	69
Sub Transfer Agency Fees — Class I	61
Sub Transfer Agency Fees — Class A	11
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	66
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Registration Fees	33
Shareholder Services Fees — Class A (Note D)	23
Distribution and Shareholder Services Fees — Class L (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	12
Pricing Fees	19
Custodian Fees (Note F)	17
Shareholder Reporting Fees	13
Trustees' Fees and Expenses	4
Other Expenses	15
Total Expenses	745
Reimbursement of Class Specific Expenses — Class I (Note B)	(93)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(9)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	642
Net Investment Income	1,765
Realized Gain (Loss):
Investments Sold	(2,411)
Foreign Currency Forward Exchange Contracts	31
Foreign Currency Translation	— @
Futures Contracts	576
Net Realized Loss	(1,804)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $10)	(13,098)
Foreign Currency Forward Exchange Contracts	5
Foreign Currency Translation	(— @)
Futures Contracts	29
Net Change in Unrealized Appreciation (Depreciation)	(13,064)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(14,868)
Net Decrease in Net Assets Resulting from Operations	$(13,103)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,765	$3,699
Net Realized Gain (Loss)	(1,804)	4,472
Net Change in Unrealized Appreciation (Depreciation)	(13,064)	(5,736)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,103)	2,435
Dividends and Distributions to Shareholders:
Class I	(5,699)	(10,139)
Class A	(674)	(741)
Class L	(44)	(78)
Class C	(77)	(140)
Total Dividends and Distributions to Shareholders	(6,494)	(11,098)
Capital Share Transactions:(1)
Class I:
Subscribed	13,159	85,374
Distributions Reinvested	5,451	9,647
Redeemed	(26,716)	(107,653)
Class A:
Subscribed	3,123	18,261
Distributions Reinvested	674	741
Redeemed	(4,378)	(9,655)
Class L:
Exchanged	—	46
Distributions Reinvested	44	78
Redeemed	(111)	(345)
Class C:
Subscribed	40	1,036
Distributions Reinvested	77	138
Redeemed	(1,072)	(1,178)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,709)	(3,510)
Total Decrease in Net Assets	(29,306)	(12,173)
Net Assets:
Beginning of Period	185,653	197,826
End of Period	$156,347	$185,653
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,065	6,504
Shares Issued on Distributions Reinvested	434	729
Shares Redeemed	(2,151)	(8,272)
Net Decrease in Class I Shares Outstanding	(652)	(1,039)
Class A:
Shares Subscribed	250	1,402
Shares Issued on Distributions Reinvested	53	56
Shares Redeemed	(350)	(740)
Net Increase (Decrease) in Class A Shares Outstanding	(47)	718
Class L:
Shares Exchanged	—	3
Shares Issued on Distributions Reinvested	4	6
Shares Redeemed	(8)	(26)
Net Decrease in Class L Shares Outstanding	(4)	(17)
Class C:
Shares Subscribed	3	81
Shares Issued on Distributions Reinvested	6	10
Shares Redeemed	(87)	(90)
Net Increase (Decrease) in Class C Shares Outstanding	(78)	1

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$12.96		$13.49		$12.78		$11.80		$12.32		$12.33
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.25		0.32		0.40		0.39		0.34
Net Realized and Unrealized Gain (Loss)	(1.08)		(0.05)		0.72		1.04		(0.58)		0.01
Total from Investment Operations	(0.95)		0.20		1.04		1.44		(0.19)		0.35
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.25)		(0.33)		(0.46)		(0.33)		(0.36)
Net Realized Gain	(0.35)		(0.48)		—		—		—		—
Total Distributions	(0.47)		(0.73)		(0.33)		(0.46)		(0.33)		(0.36)
Net Asset Value, End of Period	$11.54		$12.96		$13.49		$12.78		$11.80		$12.32
Total Return(2)	(7.60	)%(6)	1.44%		8.19%		12.64%		(1.60)%		2.95	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$136,239		$161,409		$182,070		$122,450		$108,809		$37,993
Ratio of Expenses Before Expense Limitation	0.82	%(7)	0.79%		0.86%		1.01%		0.97%		1.26%
Ratio of Expenses After Expense Limitation	0.70	%(4)(7)	0.70	%(4)	0.70	%(4)	0.70	%(4)	0.70	%(4)	0.70	%(4)
Ratio of Net Investment Income	2.10	%(4)(7)	1.90	%(4)	2.49	%(4)	3.34	%(4)	3.29	%(4)	2.85	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	51	%(6)	125%		133%		64%		37%		33%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.10%.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$12.97		$13.50		$12.80		$11.81		$12.32		$12.34
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.22		0.29		0.37		0.33		0.30
Net Realized and Unrealized Gain (Loss)	(1.07)		(0.05)		0.70		1.04		(0.56)		(0.00	)(2)
Total from Investment Operations	(0.96)		0.17		0.99		1.41		(0.23)		0.30
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.22)		(0.29)		(0.42)		(0.28)		(0.32)
Net Realized Gain	(0.35)		(0.48)		—		—		—		—
Total Distributions	(0.46)		(0.70)		(0.29)		(0.42)		(0.28)		(0.32)
Net Asset Value, End of Period	$11.55		$12.97		$13.50		$12.80		$11.81		$12.32
Total Return(3)	(7.72	)%(7)	1.22%		7.88%		12.25%		(1.87)%		2.54	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,998		$19,689		$10,807		$6,400		$4,496		$7,911
Ratio of Expenses Before Expense Limitation	1.04	%(8)	1.02%		1.10%		1.21%		1.29%		1.62%
Ratio of Expenses After Expense Limitation	0.94	%(5)(8)	0.92	%(5)	0.99	%(5)	0.99	%(5)	1.01	%(5)	1.05	%(5)
Ratio of Net Investment Income	1.86	%(5)(8)	1.68	%(5)	2.20	%(5)	3.04	%(5)	2.78	%(5)	2.50	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	51	%(7)	125%		133%		64%		37%		33%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.69%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$12.96		$13.49		$12.79		$11.79		$12.30		$12.32
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.17		0.24		0.32		0.29		0.26
Net Realized and Unrealized Gain (Loss)	(1.08)		(0.05)		0.70		1.04		(0.56)		(0.00	)(2)
Total from Investment Operations	(0.99)		0.12		0.94		1.36		(0.27)		0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.17)		(0.24)		(0.36)		(0.24)		(0.28)
Net Realized Gain	(0.35)		(0.48)		—		—		—		—
Total Distributions	(0.43)		(0.65)		(0.24)		(0.36)		(0.24)		(0.28)
Net Asset Value, End of Period	$11.54		$12.96		$13.49		$12.79		$11.79		$12.30
Total Return(3)	(7.93	)%(7)	0.79%		7.47%		11.82%		(2.19)%		2.20	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,227		$1,444		$1,727		$1,671		$1,499		$1,749
Ratio of Expenses Before Expense Limitation	1.38%		N/A		1.39%		1.49%		1.56%		1.80%
Ratio of Expenses After Expense Limitation	1.38	%(5)(8)	1.33	%(5)	1.38	%(5)	1.38	%(5)	1.38	%(5)	1.34	%(5)
Ratio of Net Investment Income	1.42	%(5)(8)	1.27	%(5)	1.84	%(5)	2.67	%(5)	2.45	%(5)	2.20	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	51	%(7)	125%		133%		64%		37%		33%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.84% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.36%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$12.87		$13.41		$12.71		$11.72		$12.25		$12.27
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.10		0.18		0.27		0.25		0.21
Net Realized and Unrealized Gain (Loss)	(1.07)		(0.05)		0.71		1.03		(0.57)		0.00	(2)
Total from Investment Operations	(1.01)		0.05		0.89		1.30		(0.32)		0.21
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.11)		(0.19)		(0.31)		(0.21)		(0.23)
Net Realized Gain	(0.35)		(0.48)		—		—		—		—
Total Distributions	(0.40)		(0.59)		(0.19)		(0.31)		(0.21)		(0.23)
Net Asset Value, End of Period	$11.46		$12.87		$13.41		$12.71		$11.72		$12.25
Total Return(3)	(8.11	)%(7)	0.28%		7.09%		11.34%		(2.64)%		1.81	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,883		$3,111		$3,222		$2,801		$2,074		$1,084
Ratio of Expenses Before Expense Limitation	1.87	%(8)	1.81%		1.90%		2.01%		2.15%		2.82%
Ratio of Expenses After Expense Limitation	1.80	%(5)(8)	1.80	%(5)	1.80	%(5)	1.80	%(5)	1.80	%(5)	1.80	%(5)
Ratio of Net Investment Income	0.99	%(5)(8)	0.80	%(5)	1.42	%(5)	2.24	%(5)	2.10	%(5)	1.71	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	51	%(7)	125%		133%		64%		37%		33%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.96%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the

"Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$150,387	$—	$150,387
Short-Term Investments
Investment Company	3,496	—	—	3,496
U.S. Treasury Security	—	1,862	—	1,862
Total Short-Term Investments	3,496	1,862	—	5,358
Foreign Currency Forward Exchange Contracts	—	26	—	26
Futures Contracts	907	—	—	907
Total Assets	4,403	152,275	—	156,678
Liabilities:
Futures Contracts	(527)	—	—	(527)
Total	$3,876	$152,275	$—	$156,151

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currency, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$26
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	907	(a)
Total			$933
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(527	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$31
Interest Rate Risk	Futures Contracts	576
	Total	$607
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$5
Interest Rate Risk	Futures Contracts	29
	Total	$34

At March 31, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$26	$—

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$—	@	$—	$—	$—	@
Bank of America NA	14		—	—	14
UBS AG	12		—	—	12
Westpac Banking Corp.	—	@	—	—	—	@
Total	$26		$—	$—	$26

@ Amount is less than $500.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended March 31, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$931,000
Futures Contracts:
Average monthly notional value	$80,188,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$567	(d)	$—	$(567	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $560,000 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $16,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$560	$—	$—	$—	$560
Total Borrowings	$560	$—	$—	$—	$560
Gross amount of recognized liabilities for securities lending transactions					$560
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2022, approximately $94,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended March 31, 2022, this waiver amounted to approximately $9,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $86,460,000 and $104,510,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2022 is as follows:

Affiliated Investment Company	Value September 30, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,841	$33,335	$34,680	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2022 (000)
Liquidity Funds	$—	$—	$3,496

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2022, included in "Trustees' fees and expenses" in the Statement of Operations amounted to approximately $1,000. At March 31, 2022, the Fund had an accrued pension liability of approximately $39,000, which is reflected as "Payable for Trustees' fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,696	$4,402	$3,688	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2021.

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$4,828

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2021, the Fund intends to defer to October 1, 2021 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$580

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.1%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
4701887 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	17
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Discovery Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Expense Example

Discovery Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$649.90	$1,021.09	$3.17	$3.88	0.77%
Discovery Portfolio Class A	1,000.00	648.70	1,019.75	4.27	5.24	1.04
Discovery Portfolio Class L	1,000.00	647.30	1,017.50	6.12	7.49	1.49
Discovery Portfolio Class C	1,000.00	646.40	1,016.21	7.18	8.80	1.75
Discovery Portfolio Class IS	1,000.00	650.30	1,021.84	2.55	3.13	0.62

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Biotechnology (0.4%)
Intellia Therapeutics, Inc. (a)	134,193	$9,752
Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	1,347,521	5,430
Consumer Finance (2.2%)
Upstart Holdings, Inc. (a)(b)	433,669	47,309
Entertainment (3.7%)
ROBLOX Corp., Class A (a)	1,724,143	79,724
Health Care Providers & Services (4.4%)
Agilon Health, Inc. (a)	3,013,538	76,393
Guardant Health, Inc. (a)	299,776	19,857
		96,250
Health Care Technology (9.0%)
Doximity, Inc., Class A (a)	1,431,902	74,588
GoodRx Holdings, Inc., Class A (a)	3,024,658	58,467
Veeva Systems, Inc., Class A (a)	300,021	63,742
		196,797
Information Technology Services (24.2%)
Affirm Holdings, Inc. (a)	2,146,793	99,354
Cloudflare, Inc., Class A (a)	1,561,908	186,960
MongoDB, Inc. (a)	334,158	148,229
Okta, Inc. (a)	616,315	93,039
		527,582
Interactive Media & Services (6.8%)
Twitter, Inc. (a)	1,409,907	54,550
ZoomInfo Technologies, Inc., Class A (a)	1,548,397	92,501
		147,051
Internet & Direct Marketing Retail (11.1%)
Chewy, Inc., Class A (a)	1,338,844	54,598
DoorDash, Inc., Class A (a)	969,511	113,617
Farfetch Ltd., Class A (a)	1,292,106	19,537
Wayfair, Inc., Class A (a)	477,690	52,918
		240,670
Leisure Products (2.4%)
Peloton Interactive, Inc., Class A (a)	2,002,351	52,902
Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A (a)	417,718	31,776
Pharmaceuticals (4.0%)
Royalty Pharma PLC, Class A	2,242,845	87,381
Real Estate Management & Development (0.3%)
Redfin Corp. (a)	327,322	5,905
Road & Rail (0.9%)
Grab Holdings Ltd., Class A (a)	5,594,200	19,580
	Shares	Value (000)
Software (21.6%)
Aurora Innovation, Inc. (a)(c)	1,557,480	$8,227
Bill.Com Holdings, Inc. (a)	503,652	114,223
Cipher Mining, Inc. (a)(b)	2,439,019	8,878
Confluent, Inc., Class A (a)	513,218	21,042
Datadog, Inc., Class A (a)	667,938	101,173
MicroStrategy, Inc., Class A (a)(b)	26,241	12,761
Qualtrics International, Inc., Class A (a)	373,821	10,673
Trade Desk, Inc. (The), Class A (a)	1,506,406	104,319
UiPath, Inc., Class A (a)(b)	324,680	7,010
Unity Software, Inc. (a)	818,832	81,236
		469,542
Specialty Retail (2.6%)
Carvana Co. (a)	465,218	55,496
Total Common Stocks (Cost $2,395,549)		2,073,147
Preferred Stock (1.4%)
Software (1.4%)
Databricks, Inc. (a)(c)(e) (acquisition cost — $31,810 acquired 8/31/21) (Cost $31,810)	144,294	29,883
Investment Company (1.1%)
Grayscale Bitcoin Trust (a) (Cost $34,946)	803,792	24,548
Warrant (0.0%) (d)
Chemicals (0.0%) (d)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $656)	196,782	173
Short-Term Investments (2.5%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	14,584,246	14,584
	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $760; fully collateralized by U.S. Government obligations; 0.00% - 3.75% due 4/30/22 - 5/15/51; valued at $775)	$760	760
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $69; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $71)	69	69
		829
Total Securities held as Collateral on Loaned Securities (Cost $15,413)		15,413

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Shares	Value (000)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $39,960)	39,960,044	$39,960
Total Short-Term Investments (Cost $55,373)		55,373
Total Investments Excluding Purchased Options (100.3%) (Cost $2,518,334)		2,183,124
Total Purchased Options Outstanding (0.1%) (Cost $14,239)		1,559
Total Investments (100.4%) (Cost $2,532,573) Including $14,583 of Securities Loaned (f)(g)		2,184,683
Liabilities in Excess of Other Assets (–0.4%)		(8,971)
Net Assets (100.0%)		$2,175,712

The Fund had the following Derivative Contract — PIPE open at March 31, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(e)(h)(i)	$8,003,840	12/30/22	$(1,203)	(0.06)%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2022.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $36,907,000 and represents 1.7% of net assets.

(d)  Amount is less than 0.05%.

(e)  At March 31, 2022, the Fund held a fair valued security and derivative contract at approximately $28,680,000, representing 1.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(f)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $ 250,342,000 and the aggregate gross unrealized depreciation is approximately $599,435,000, resulting in net unrealized appreciation of approximately $349,093,000.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis and purchased options.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 800,384 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III and ProKidney, LP, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III and ProKidney, LP. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	994,884,991	994,885	$1,109	$4,776	$(3,667)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	1,027,111,693	1,027,112	249	4,785	(4,536)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	458,348,396	458,348	137	3,113	(2,976)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	294,939,426	294,939	64	1,565	(1,501)
							$1,559	$14,239	$(12,680)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.7%
Information Technology Services	24.3
Software	23.0
Internet & Direct Marketing Retail	11.1
Health Care Technology	9.1
Interactive Media & Services	6.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with unrealized depreciation of approximately $1,203,000.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,478,029)	$2,130,139
Investment in Security of Affiliated Issuer, at Value (Cost $54,544)	54,544
Total Investments in Securities, at Value (Cost $2,532,573)	2,184,683
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	23,109
Receivable for Fund Shares Sold	1,576
Receivable from Securities Lending Income	74
Receivable from Affiliate	3
Other Assets	408
Total Assets	2,209,854
Liabilities:
Collateral on Securities Loaned, at Value	15,413
Payable for Investments Purchased	8,366
Payable for Advisory Fees	2,950
Payable for Fund Shares Redeemed	2,875
Due to Broker	1,811
Payable for Shareholder Services Fees — Class A	198
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	25
Payable for Sub Transfer Agency Fees — Class I	432
Payable for Sub Transfer Agency Fees — Class A	436
Payable for Sub Transfer Agency Fees — Class L	3
Payable for Sub Transfer Agency Fees — Class C	11
Payable for Administration Fees	142
Payable for Custodian Fees	63
Payable for Professional Fees	46
Payable for Transfer Agency Fees — Class I	16
Payable for Transfer Agency Fees — Class A	16
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	3
Payable for Transfer Agency Fees — Class IS	3
Payable for Trustees' Fees and Expenses	38
Unrealized Depreciation on Derivative Contract — PIPE	1,203
Other Liabilities	85
Total Liabilities	34,142
Net Assets	$2,175,712
Net Assets Consist of:
Paid-in-Capital	$3,222,272
Total Accumulated Loss	(1,046,560)
Net Assets	$2,175,712

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2022 (000)
CLASS I:
Net Assets	$820,098
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	40,547,967
Net Asset Value, Offering and Redemption Price Per Share	$20.23
CLASS A:
Net Assets	$983,022
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	71,325,606
Net Asset Value, Redemption Price Per Share	$13.78
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.76
Maximum Offering Price Per Share	$14.54
CLASS L:
Net Assets	$8,290
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	794,669
Net Asset Value, Offering and Redemption Price Per Share	$10.43
CLASS C:
Net Assets	$30,611
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,413,701
Net Asset Value, Offering and Redemption Price Per Share	$12.68
CLASS IS:
Net Assets	$333,691
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	16,136,248
Net Asset Value, Offering and Redemption Price Per Share	$20.68
(1) Including: Securities on Loan, at Value:	$14,583

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Income from Securities Loaned — Net	$1,444
Dividends from Securities of Unaffiliated Issuers	941
Dividends from Security of Affiliated Issuer (Note G)	7
Total Investment Income	2,392
Expenses:
Advisory Fees (Note B)	8,330
Sub Transfer Agency Fees — Class I	967
Sub Transfer Agency Fees — Class A	1,315
Sub Transfer Agency Fees — Class L	4
Sub Transfer Agency Fees — Class C	25
Shareholder Services Fees — Class A (Note D)	1,877
Distribution and Shareholder Services Fees — Class L (Note D)	43
Distribution and Shareholder Services Fees — Class C (Note D)	237
Administration Fees (Note C)	1,333
Registration Fees	207
Shareholder Reporting Fees	163
Professional Fees	87
Transfer Agency Fees — Class I (Note E)	31
Transfer Agency Fees — Class A (Note E)	27
Transfer Agency Fees — Class L (Note E)	3
Transfer Agency Fees — Class C (Note E)	7
Transfer Agency Fees — Class IS (Note E)	6
Custodian Fees (Note F)	51
Trustees' Fees and Expenses	24
Pricing Fees	2
Other Expenses	74
Total Expenses	14,813
Rebate from Morgan Stanley Affiliate (Note G)	(13)
Net Expenses	14,800
Net Investment Loss	(12,408)
Realized Loss:
Investments Sold	(671,701)
Change in Unrealized Appreciation (Depreciation):
Investments	(625,546)
Foreign Currency Translation	— @
Derivative Contracts — PIPE	994
Net Change in Unrealized Appreciation (Depreciation)	(624,552)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,296,253)
Net Decrease in Net Assets Resulting from Operations	$(1,308,661)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(12,408)	$(31,334)
Net Realized Gain (Loss)	(671,701)	1,266,791
Net Change in Unrealized Appreciation (Depreciation)	(624,552)	(722,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,308,661)	512,671
Dividends and Distributions to Shareholders:
Class I	(386,320)	(135,191)
Class A	(575,714)	(187,887)
Class L	(5,061)	(1,715)
Class C	(19,087)	(4,704)
Class IS	(129,368)	(35,866)
Total Dividends and Distributions to Shareholders	(1,115,550)	(365,363)
Capital Share Transactions:(1)
Class I:
Subscribed	262,738	1,494,047
Distributions Reinvested	377,934	133,437
Redeemed	(643,419)	(1,294,553)
Class A:
Subscribed	154,271	1,891,356
Distributions Reinvested	568,915	186,773
Redeemed	(521,577)	(1,552,599)
Class L:
Exchanged	59	107
Distributions Reinvested	4,989	1,708
Redeemed	(816)	(2,973)
Class C:
Subscribed	4,968	39,697
Distributions Reinvested	17,813	4,528
Redeemed	(14,237)	(17,607)
Class IS:
Subscribed	85,612	379,174
Distributions Reinvested	117,594	35,841
Redeemed	(100,157)	(249,517)
Net Increase in Net Assets Resulting from Capital Share Transactions	314,687	1,049,419
Total Increase (Decrease) in Net Assets	(2,109,524)	1,196,727
Net Assets:
Beginning of Period	4,285,236	3,088,509
End of Period	$2,175,712	$4,285,236

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Discovery Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,772	34,209
Shares Issued on Distributions Reinvested	13,059	3,083
Shares Redeemed	(23,220)	(29,946)
Net Increase (Decrease) in Class I Shares Outstanding	(389)	7,346
Class A:
Shares Subscribed	7,233	54,660
Shares Issued on Distributions Reinvested	28,820	5,631
Shares Redeemed	(25,260)	(46,679)
Net Increase in Class A Shares Outstanding	10,793	13,612
Class L:
Shares Exchanged	4	4
Shares Issued on Distributions Reinvested	333	61
Shares Redeemed	(52)	(107)
Net Increase (Decrease) in Class L Shares Outstanding	285	(42)
Class C:
Shares Subscribed	269	1,195
Shares Issued on Distributions Reinvested	979	143
Shares Redeemed	(799)	(549)
Net Increase in Class C Shares Outstanding	449	789
Class IS:
Shares Subscribed	3,047	8,508
Shares Issued on Distributions Reinvested	3,977	816
Shares Redeemed	(3,722)	(5,636)
Net Increase in Class IS Shares Outstanding	3,302	3,688

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$42.00		$38.19		$19.92		$23.30		$22.30		$31.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.10)		(0.24)		(0.15)		(0.05)		(0.07)		0.05
Net Realized and Unrealized Gain (Loss)	(11.56)		7.35		20.73		0.35		7.99		1.99
Total from Investment Operations	(11.66)		7.11		20.58		0.30		7.92		2.04
Distributions from and/or in Excess of:
Net Realized Gain	(10.11)		(3.30)		(2.31)		(3.68)		(6.92)		(11.59)
Net Asset Value, End of Period	$20.23		$42.00		$38.19		$19.92		$23.30		$22.30
Total Return(3)	(35.01	)%(6)	18.36%		115.34%		4.71%		47.85%		16.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$820,098		$1,719,520		$1,282,828		$374,736		$304,179		$242,140
Ratio of Expenses Before Expense Limitation	0.77	%(7)	N/A		0.74%		0.74%		0.72%		0.72%
Ratio of Expenses After Expense Limitation	0.77	%(4)(7)	0.72	%(4)	0.73	%(4)	0.73	%(4)	0.71	%(4)	0.72	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.72	%(4)	0.73	%(4)	0.73	%(4)	0.71	%(4)	0.71	%(4)
Ratio of Net Investment Income (Loss)	(0.62	)%(4)(7)	(0.54	)%(4)	(0.57	)%(4)	(0.27	)%(4)	(0.35	)%(4)	0.21	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	39	%(6)	115%		65%		116%		86%		59%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$32.12		$29.92		$16.12		$19.71		$19.92		$29.86
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.27)		(0.17)		(0.09)		(0.11)		(0.03)
Net Realized and Unrealized Gain (Loss)	(8.13)		5.77		16.28		0.18		6.82		1.68
Total from Investment Operations	(8.23)		5.50		16.11		0.09		6.71		1.65
Distributions from and/or in Excess of:
Net Realized Gain	(10.11)		(3.30)		(2.31)		(3.68)		(6.92)		(11.59)
Net Asset Value, End of Period	$13.78		$32.12		$29.92		$16.12		$19.71		$19.92
Total Return(3)	(35.13	)%(6)	18.02%		114.87%		4.40%		47.36%		15.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$983,022		$1,944,335		$1,403,660		$403,285		$304,921		$289,123
Ratio of Expenses Before Expense Limitation	1.04	%(7)	N/A		1.01%		1.00%		1.02%		1.01%
Ratio of Expenses After Expense Limitation	1.04	%(4)(7)	1.00	%(4)	1.00	%(4)	0.99	%(4)	1.01	%(4)	1.01	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(4)	1.00	%(4)	0.99	%(4)	1.01	%(4)	1.00	%(4)
Ratio of Net Investment Loss	(0.90	)%(4)(7)	(0.81	)%(4)	(0.82	)%(4)	(0.52	)%(4)	(0.65	)%(4)	(0.17	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	39	%(6)	115%		65%		116%		86%		59%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$27.00		$25.69		$14.21		$17.96		$18.79		$29.01
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.36)		(0.21)		(0.15)		(0.18)		(0.16)
Net Realized and Unrealized Gain (Loss)	(6.35)		4.97		14.00		0.08		6.27		1.53
Total from Investment Operations	(6.46)		4.61		13.79		(0.07)		6.09		1.37
Distributions from and/or in Excess of:
Net Realized Gain	(10.11)		(3.30)		(2.31)		(3.68)		(6.92)		(11.59)
Net Asset Value, End of Period	$10.43		$27.00		$25.69		$14.21		$17.96		$18.79
Total Return(3)	(35.27	)%(6)	17.48%		113.70%		3.90%		46.73%		15.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,290		$13,762		$14,173		$8,124		$9,572		$8,091
Ratio of Expenses Before Expense Limitation	1.49	%(7)	N/A		1.50%		1.51%		1.51%		1.64%
Ratio of Expenses After Expense Limitation	1.49	%(4)(7)	1.44	%(4)	1.49	%(4)	1.50	%(4)	1.50	%(4)	1.63	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.44	%(4)	1.49	%(4)	1.50	%(4)	1.50	%(4)	1.63	%(4)
Ratio of Net Investment Loss	(1.35	)%(4)(7)	(1.26	)%(4)	(1.27	)%(4)	(1.06	)%(4)	(1.15	)%(4)	(0.85	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	39	%(6)	115%		65%		116%		86%		59%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Discovery Portfolio

	Class C
	Six Months Ended March 31, 2022		Year Ended September 30,								Period from May 31, 2017(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		September 30, 2017(1)
Net Asset Value, Beginning of Period	$30.51		$28.74		$15.67		$19.42		$19.85		$19.34
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.16)		(0.49)		(0.32)		(0.22)		(0.29)		(0.09)
Net Realized and Unrealized Gain (Loss)	(7.56)		5.56		15.70		0.15		6.78		0.60
Total from Investment Operations	(7.72)		5.07		15.38		(0.07)		6.49		0.51
Distributions from and/or in Excess of:
Net Realized Gain	(10.11)		(3.30)		(2.31)		(3.68)		(6.92)		—
Net Asset Value, End of Period	$12.68		$30.51		$28.74		$15.67		$19.42		$19.85
Total Return(4)	(35.36	)%(7)	17.21%		113.21%		3.55%		46.08%		2.64	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,611		$59,936		$33,781		$6,518		$536		$10
Ratio of Expenses Before Expense Limitation	1.75	%(8)	N/A		1.75%		1.84%		3.69%		15.31	%(8)
Ratio of Expenses After Expense Limitation	1.75	%(5)(8)	1.71	%(5)	1.74	%(5)	1.83	%(5)	1.89	%(5)	1.90	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.71	%(5)	1.74	%(5)	1.83	%(5)	1.89	%(5)	1.90	%(5)(8)
Ratio of Net Investment Loss	(1.61	)%(5)(8)	(1.52	)%(5)	(1.59	)%(5)	(1.32	)%(5)	(1.58	)%(5)	(1.34	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	39	%(7)	115%		65%		116%		86%		59	%(7)

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Discovery Portfolio

	Class IS
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$42.67		$38.72		$20.15		$23.50		$22.43		$31.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.07)		(0.19)		(0.12)		(0.04)		(0.06)		0.04
Net Realized and Unrealized Gain (Loss)	(11.81)		7.44		21.00		0.37		8.05		2.04
Total from Investment Operations	(11.88)		7.25		20.88		0.33		7.99		2.08
Distributions from and/or in Excess of:
Net Realized Gain	(10.11)		(3.30)		(2.31)		(3.68)		(6.92)		(11.59)
Net Asset Value, End of Period	$20.68		$42.67		$38.72		$20.15		$23.50		$22.43
Total Return(3)	(34.97	)%(6)	18.47%		115.65%		4.77%		47.89%		16.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$333,691		$547,683		$354,067		$130,653		$93,005		$63,225
Ratio of Expenses Before Expense Limitation	0.62	%(7)	N/A		0.64%		0.64%		0.66%		0.65%
Ratio of Expenses After Expense Limitation	0.62	%(4)(7)	0.61	%(4)	0.63	%(4)	0.63	%(4)	0.65	%(4)	0.65	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.61	%(4)	0.63	%(4)	0.63	%(4)	0.65	%(4)	0.65	%(4)
Ratio of Net Investment Income (Loss)	(0.48	)%(4)(7)	(0.42	)%(4)	(0.44	)%(4)	(0.18	)%(4)	(0.30	)%(4)	0.18	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	39	%(6)	115%		65%		116%		86%		59%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering of Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2022, the Subsidiary represented approximately $27,113,000 or approximately 1.25% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$9,752	$—	$—	$9,752
Chemicals	5,430	—	—	5,430
Consumer Finance	47,309	—	—	47,309
Entertainment	79,724	—	—	79,724
Health Care Providers & Services	96,250	—	—	96,250
Health Care Technology	196,797	—	—	196,797
Information Technology Services	527,582	—	—	527,582
Interactive Media & Services	147,051	—	—	147,051
Internet & Direct Marketing Retail	240,670	—	—	240,670
Leisure Products	52,902	—	—	52,902
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$31,776	$—	$—	$31,776
Pharmaceuticals	87,381	—	—	87,381
Real Estate Management & Development	5,905	—	—	5,905
Road & Rail	19,580	—	—	19,580
Software	461,315	8,227	—	469,542
Specialty Retail	55,496	—	—	55,496
Total Common Stocks	2,064,920	8,227	—	2,073,147
Preferred Stock
Software	—	—	29,883	29,883
Investment Company	24,548	—	—	24,548
Warrant	173	—	—	173
Call Options Purchased	—	1,559	—	1,559
Short-Term Investments
Investment Company	54,544	—	—	54,544
Repurchase Agreements	—	829	—	829
Total Short-Term Investments	54,544	829	—	55,373
Total Assets	2,144,185	10,615	29,883	2,184,683
Liabilities:
Derivative Contract — PIPE	—	—	(1,203)	(1,203)
Total	$2,144,185	$10,615	$28,680	$2,183,480

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$31,810	$(2,197)
Purchases	—	—
Sales	—	—
PIPE transactions	—	994
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(1,927)	—
Realized gains (losses)	—	—
Ending Balance	$29,883	$(1,203)
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$(1,927)	$(1,203)

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$29,883	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	31.0	X	Increase
			Discount for Lack of Marketability	11.0%		Decrease
PIPE	$(1,203)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At March 31, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,559 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(1,203)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(13,212	)(b)

(b) Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$5,118	(c)
Equity Risk	Derivative Contract — PIPE	994
Total		$6,112

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At March 31, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$1,559	(a)(d)	$—
Derivative Contract — PIPE	—		(1,203	)(e)
Total	$1,559		$(1,203)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$1,109	$—	$(1,109)	$0
JP Morgan Chase Bank NA	450	—	(450)	0
Total	$1,559	$—	$(1,559)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,985,954,000
Derivative Contract — PIPE:
Average monthly notional amount	$6,598,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$14,583	(g)	$—	$(14,583	)(h)(i)	$0

(g) Represents market value of loaned securities at period end.

(h) The Fund received cash collateral of approximately $15,413,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments.

(i) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$15,413	$—	$—	$—	$15,413
Total Borrowings	$15,413	$—	$—	$—	$15,413
Gross amount of recognized liabilities for securities lending transactions					$15,413

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price.

In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 un-

der the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,275,670,000 and $1,890,910,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2022, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2022 is as follows:

Affiliated Investment Company	Value September 30, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$294,470	$801,068	$1,040,994	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2022 (000)
Liquidity Funds	$—	$—	$54,544

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2022, included in "Trustees' fees and expenses" in the Consolidated Statement of Operations amounted to approximately $1,000. At March 31, 2022, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Trustees' fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$64,858	$300,505	$21,323	$80,708

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2021.

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$354,635	$760,915

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 26.4%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
4701886 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Trustee and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Dynamic Value Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Expense Example

Dynamic Value Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Dynamic Value Portfolio Class I	$1,000.00	$1,113.70	$1,022.34	$2.74	$2.62	0.52%
Dynamic Value Portfolio Class A	1,000.00	1,111.30	1,020.44	4.74	4.53	0.90
Dynamic Value Portfolio Class C	1,000.00	1,107.30	1,016.70	8.67	8.30	1.65
Dynamic Value Portfolio Class IS	1,000.00	1,113.80	1,022.44	2.64	2.52	0.50

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (94.1%)
Aerospace & Defense (0.4%)
Huntington Ingalls Industries, Inc.	232	$46
Air Freight & Logistics (0.4%)
FedEx Corp.	200	46
Automobiles (0.8%)
General Motors Co. (a)	1,221	53
Thor Industries, Inc.	590	47
		100
Banks (4.0%)
Citizens Financial Group, Inc.	1,737	79
FNB Corp.	6,539	81
KeyCorp	3,558	80
Popular, Inc.	989	81
Regions Financial Corp.	3,698	82
Synovus Financial Corp.	1,738	85
		488
Beverages (0.5%)
Molson Coors Beverage Co., Class B	1,093	58
Biotechnology (3.4%)
Biogen, Inc. (a)	378	80
Gilead Sciences, Inc.	1,307	78
Moderna, Inc. (a)	534	92
Regeneron Pharmaceuticals, Inc. (a)	124	86
United Therapeutics Corp. (a)	451	81
		417
Building Products (0.8%)
Builders FirstSource, Inc. (a)	658	43
Owens Corning	547	50
		93
Capital Markets (2.7%)
Franklin Resources, Inc.	2,704	75
Invesco Ltd.	3,841	89
Janus Henderson Group PLC	2,428	85
Jefferies Financial Group, Inc.	2,446	80
		329
Chemicals (2.0%)
Chemours Co. (The)	1,735	55
Dow, Inc.	741	47
LyondellBasell Industries N.V., Class A	450	46
Olin Corp.	936	49
Westlake Chemical Corp.	389	48
		245
Commercial Services & Supplies (0.3%)
ADT, Inc.	4,333	33
Construction & Engineering (0.8%)
MasTec, Inc. (a)	613	54
MDU Resources Group, Inc.	1,880	50
		104
	Shares	Value (000)
Consumer Finance (1.9%)
Ally Financial, Inc.	1,796	$78
OneMain Holdings, Inc.	1,756	83
Synchrony Financial	2,129	74
		235
Containers & Packaging (1.2%)
Berry Global Group, Inc. (a)	782	45
International Paper Co.	1,053	49
WestRock Co.	1,045	49
		143
Distributors (0.2%)
LKQ Corp.	681	31
Diversified Consumer Services (1.1%)
Frontdoor, Inc. (a)	1,134	34
Grand Canyon Education, Inc. (a)	356	35
H&R Block, Inc.	1,324	34
Service Corp. International	533	35
		138
Diversified Financial Services (0.7%)
Voya Financial, Inc.	1,226	81
Diversified Telecommunication Services (1.7%)
Lumen Technologies, Inc.	18,388	207
Electric Utilities (2.9%)
Constellation Energy Corp.	1,315	74
Hawaiian Electric Industries, Inc.	1,635	69
NRG Energy, Inc.	1,797	69
OGE Energy Corp.	1,754	71
Pinnacle West Capital Corp.	930	73
		356
Electrical Equipment (0.9%)
Regal Rexnord Corp.	312	46
Vertiv Holdings Co.	4,409	62
		108
Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc. (a)	383	46
Avnet, Inc.	1,139	46
Jabil, Inc.	812	50
TD SYNNEX Corp.	424	44
		186
Equity Real Estate Investment Trusts (REITs) (6.4%)
AGNC Investment Corp. REIT	5,804	76
Annaly Capital Management, Inc. REIT	10,803	76
Apartment Income Corp. REIT	839	45
Gaming and Leisure Properties, Inc. REIT	973	46
Highwoods Properties, Inc. REIT	990	45
Kilroy Realty Corp. REIT	601	46
Kimco Realty Corp. REIT	1,838	45
Medical Properties Trust, Inc. REIT	2,173	46
National Retail Properties, Inc. REIT	1,020	46
New Residential Investment Corp. REIT	7,464	82
Omega Healthcare Investors, Inc. REIT	1,549	48

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Equity Real Estate Investment Trusts (REITs) (cont'd)
SL Green Realty Corp. REIT	558	$45
Spirit Realty Capital, Inc. REIT	954	44
VICI Properties, Inc. REIT	1,610	46
Weyerhaeuser Co. REIT	1,131	43
		779
Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A	2,199	73
Walgreens Boots Alliance, Inc.	1,604	72
		145
Food Products (3.0%)
Archer-Daniels-Midland Co.	709	64
Bunge Ltd.	535	59
Conagra Brands, Inc.	1,827	62
Ingredion, Inc.	666	58
Seaboard Corp.	16	67
Tyson Foods, Inc., Class A	632	57
		367
Gas Utilities (1.2%)
National Fuel Gas Co.	1,033	71
UGI Corp.	1,953	71
		142
Health Care Equipment & Supplies (1.2%)
Quidel Corp. (a)	686	77
Zimvie, Inc.	3,104	71
		148
Health Care Providers & Services (5.8%)
Cardinal Health, Inc.	1,309	74
Centene Corp. (a)	853	72
Cigna Corp.	302	72
CVS Health Corp.	676	69
DaVita, Inc. (a)	622	70
Laboratory Corp. of America Holdings (a)	263	69
McKesson Corp.	252	77
Premier, Inc., Class A	1,958	70
Quest Diagnostics, Inc.	516	71
Universal Health Services, Inc., Class B	463	67
		711
Hotels, Restaurants & Leisure (1.0%)
Boyd Gaming Corp.	510	34
Darden Restaurants, Inc.	256	34
Penn National Gaming, Inc. (a)	746	32
Yum China Holdings, Inc. (China)	659	27
		127
Household Durables (1.2%)
DR Horton, Inc.	331	25
Lennar Corp., Class A	313	25
Lennar Corp., Class B	375	26
Mohawk Industries, Inc. (a)	200	25
Pulte Group, Inc.	573	24
Toll Brothers, Inc.	531	25
		150
	Shares	Value (000)
Household Products (0.8%)
Reynolds Consumer Products, Inc.	3,525	$103
Independent Power Producers & Energy Traders (0.6%)
AES Corp. (The)	3,083	79
Information Technology Services (4.8%)
Akamai Technologies, Inc. (a)	280	33
Alliance Data Systems Corp.	528	30
Amdocs Ltd.	388	32
Cognizant Technology Solutions Corp., Class A	348	31
Concentrix Corp.	157	26
DXC Technology Co. (a)	1,008	33
Euronet Worldwide, Inc. (a)	275	36
Fidelity National Information Services, Inc.	335	34
Fiserv, Inc. (a)	319	32
FleetCor Technologies, Inc. (a)	134	33
Genpact Ltd.	737	32
Global Payments, Inc.	241	33
International Business Machines Corp.	242	32
Kyndryl Holdings, Inc. (a)	2,588	34
Paysafe Ltd. (a)	9,864	33
SolarWinds Corp.	2,599	35
StoneCo Ltd., Class A (Brazil) (a)	2,955	35
Western Union Co. (The)	1,726	32
		586
Insurance (4.0%)
Aflac, Inc.	843	54
Axis Capital Holdings Ltd.	979	59
CNA Financial Corp.	1,143	56
Fidelity National Financial, Inc.	1,099	54
First American Financial Corp.	775	50
Hartford Financial Services Group, Inc. (The)	751	54
Lincoln National Corp.	820	54
Principal Financial Group, Inc.	771	57
Unum Group	1,858	58
		496
Internet & Direct Marketing Retail (0.2%)
Qurate Retail, Inc.	6,091	29
Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A (a)	141	79
Syneos Health, Inc. (a)	985	80
		159
Machinery (4.0%)
AGCO Corp.	379	55
Allison Transmission Holdings, Inc.	1,219	48
Crane Co.	473	51
Cummins, Inc.	243	50
Flowserve Corp.	1,465	53
Gates Industrial Corp. PLC (a)	3,077	46
PACCAR, Inc.	556	49
Snap-On, Inc.	233	48

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Machinery (cont'd)
Stanley Black & Decker, Inc.	315	$44
Timken Co. (The)	780	47
		491
Media (4.4%)
Altice USA, Inc., Class A (a)	5,113	64
Comcast Corp., Class A	1,282	60
Discovery, Inc., Class A (a)	2,309	58
Discovery, Inc., Class C (a)	2,315	58
DISH Network Corp., Class A (a)	1,901	60
Fox Corp., Class B	1,556	56
Loyalty Ventures, Inc. (a)	3,145	52
Nexstar Media Group, Inc., Class A	319	60
Paramount Global, Class B	1,748	66
		534
Metals & Mining (1.3%)
Nucor Corp.	346	51
Steel Dynamics, Inc.	618	52
United States Steel Corp.	1,427	54
		157
Oil, Gas & Consumable Fuels (6.1%)
ConocoPhillips	1,180	118
Continental Resources, Inc.	1,967	121
Devon Energy Corp.	1,939	115
HF Sinclair Corp.	3,380	135
Marathon Petroleum Corp.	1,503	128
Valero Energy Corp.	1,291	131
		748
Personal Products (0.7%)
Herbalife Nutrition Ltd. (a)	2,907	88
Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	1,130	83
Merck & Co., Inc.	990	81
Organon & Co.	2,098	73
Pfizer, Inc.	1,573	81
Viatris, Inc.	7,515	82
		400
Professional Services (1.2%)
CACI International, Inc., Class A (a)	113	34
ManpowerGroup, Inc.	366	34
Nielsen Holdings PLC	1,828	50
Science Applications International Corp.	374	35
		153
Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A (a)	501	46
Jones Lang LaSalle, Inc. (a)	200	48
		94
	Shares	Value (000)
Road & Rail (1.4%)
AMERCO	74	$44
Knight-Swift Transportation Holdings, Inc.	841	42
Ryder System, Inc.	548	44
Schneider National, Inc., Class B	1,705	44
		174
Semiconductors & Semiconductor Equipment (2.5%)
Cirrus Logic, Inc. (a)	604	51
Intel Corp.	1,079	54
Micron Technology, Inc.	646	50
MKS Instruments, Inc.	340	51
Qorvo, Inc. (a)	395	49
Skyworks Solutions, Inc.	382	51
		306
Software (1.3%)
CDK Global, Inc.	658	32
NCR Corp. (a)	805	32
Oracle Corp.	402	33
SS&C Technologies Holdings, Inc.	410	31
VMware, Inc., Class A	267	31
		159
Specialty Retail (1.6%)
AutoNation, Inc. (a)	279	28
Best Buy Co., Inc.	303	28
Dick's Sporting Goods, Inc.	281	28
Foot Locker, Inc.	1,027	30
Gap, Inc. (The)	2,122	30
Lithia Motors, Inc., Class A	95	28
Penske Automotive Group, Inc.	308	29
		201
Tech Hardware, Storage & Peripherals (1.1%)
Hewlett Packard Enterprise Co.	2,761	46
Western Digital Corp. (a)	943	47
Xerox Holdings Corp.	2,392	48
		141
Textiles, Apparel & Luxury Goods (0.2%)
PVH Corp.	363	28
Thrifts & Mortgage Finance (2.0%)
MGIC Investment Corp.	5,885	80
New York Community Bancorp, Inc.	7,381	79
UWM Holdings Corp.	18,653	84
		243
Trading Companies & Distributors (1.3%)
Air Lease Corp.	1,346	60
MSC Industrial Direct Co., Inc.	616	52
Univar Solutions, Inc. (a)	1,645	53
		165
Total Common Stocks (Cost $11,521)		11,547

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $228)	228,499	$228
Total Investments (96.0%) (Cost $11,749) (b)		11,775
Other Assets in Excess of Liabilities (4.0%)		487
Net Assets (100.0%)		$12,262

(a)  Non-income producing security.

(b)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $811,000 and the aggregate gross unrealized depreciation is approximately $889,000, resulting in net unrealized depreciation of approximately $78,000.

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Anti-Value Index††	Pay	SOFR +0.15%	Quarterly	3/09/23	$3,606	$(244)	$—	$(244)
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Value Index††	Receive	SOFR +0.15%	Quarterly	3/09/23	4,444	140	—	140
							$(104)	$—	$(104)

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JP Morgan Russell 1000 Anti-Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JP Morgan Russell 1000 Anti-Value Index
Agilon Health, Inc.	1,880	$48	0.52%
Albemarle Corp.	225	50	0.54
Alteryx, Inc. — Class A	671	48	0.52
Amazon.Com, Inc.	15	49	0.53
American Airlines Group, Inc.	2,933	54	0.58
Anaplan, Inc.	876	57	0.62
Aon PLC — Class A	145	47	0.51
Ares Management Corp. — Class A	590	48	0.52
Arista Networks, Inc.	349	48	0.52
Atlassian Corp PLC — Class A	161	47	0.51
Brown & Brown, Inc.	662	48	0.52
Chargepoint Holdings, Inc.	2,412	48	0.52
Cloudflare, Inc. — Class A	426	51	0.55
Cognex Corp.	634	49	0.53
Costar Group, Inc.	734	49	0.53
Crowdstrike Holdings, Inc. — Class A	248	56	0.61
Dexcom, Inc.	103	53	0.57
Doordash, Inc. — Class A	458	54	0.58
Enphase Energy, Inc.	234	47	0.51
Figs, Inc. — Class A	2,448	53	0.57
Five9, Inc.	446	49	0.53
Gamestop Corp. — Class A	400	67	0.72
Howard Hughes Corp. (The)	460	48	0.52
Security Description	Shares	Value (000)	Index Weight
JP Morgan Russell 1000 Anti-Value Index (cont'd)
Iovance Biotherapeutics, Inc.	3,067	$51	0.55%
Lamb Weston Holdings, Inc.	787	47	0.51
Liberty Media Corp-Liberty — Class C	733	51	0.55
Lululemon Athletica, Inc.	138	50	0.54
Mongodb, Inc.	125	56	0.60
Monolithic Power Systems, Inc.	101	49	0.53
New Fortress Energy, Inc.	1,250	53	0.58
Norwegian Cruise Line Holdings, Inc.	2,431	53	0.58
Novocure Ltd.	589	49	0.53
Nutanix, Inc. — Class A	1,753	47	0.51
Nvidia Corp.	183	50	0.54
Opendoor Technologies, Inc.	5,576	48	0.52
Peloton Interactive, Inc. — Class A	1,803	48	0.52
Rivian Automotive, Inc. — Class A	960	48	0.52
Royal Caribbean Cruises Ltd.	619	52	0.56
Sabre Corp.	4,540	52	0.56
Spirit Aerosystems Holdings, Inc. — Class A	988	48	0.52
Splunk, Inc.	330	49	0.53
Tesla, Inc.	49	53	0.57
Twitter, Inc.	1,227	47	0.51
Uber Technologies, Inc.	1,339	48	0.52
Ubiquiti, Inc.	163	47	0.51
Unity Software, Inc.	477	47	0.51
Verisk Analytics, Inc.	225	48	0.52
Virgin Galactic Holdings, Inc.	5,372	53	0.57
Wolfspeed, Inc.	426	48	0.52
Zscaler, Inc.	199	48	0.52

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

The following table represents the equity basket holdings underlying the total return swap with JP Morgan Russell 1000 Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JP Morgan Russell 1000 Value Index
Aes Corp.	3,176	$82	0.75%
Agnc Investment Corp.	6,218	81	0.75
Albertsons Cos., Inc. — Class A	2,366	79	0.73
Ally Financial, Inc.	1,923	84	0.77
Annaly Capital Management, Inc.	11,565	81	0.75
Biogen, Inc.	407	86	0.79
Bio-Rad Laboratories — Class A	149	84	0.77
Bristol-Myers Squibb Co.	1,210	88	0.82
Cardinal Health, Inc.	1,362	77	0.71
Cigna Corp.	313	75	0.69
Citizens Financial Group	1,887	86	0.79
Conocophillips	1,364	136	1.26
Constellation Energy	1,365	77	0.71
Continental Resources, Inc.	2,244	138	1.27
Devon Energy Corp.	2,220	131	1.21
FNB Corp.	7,114	89	0.82
Franklin Resources, Inc.	2,892	81	0.75
Gilead Sciences, Inc.	1,395	83	0.77
Herbalife Nutrition Ltd.	3,362	102	0.94
Hf Sinclair Corp.	3,921	156	1.44
Invesco Ltd.	4,100	95	0.87
Janus Henderson Group PLC	2,590	91	0.84
Jefferies Financial Group, Inc.	2,610	86	0.79
Security Description	Shares	Value (000)	Index Weight
JP Morgan Russell 1000 Value Index (cont'd)
Keycorp	3,866	$87	0.80%
Lumen Technologies, Inc.	23,300	263	2.43
Marathon Petroleum Corp.	1,745	149	1.38
Mckesson Corp.	261	80	0.74
Merck & Co. Inc.	1,058	87	0.80
Mgic Investment Corp.	6,420	87	0.80
Moderna, Inc.	572	98	0.91
New Residential Investment	8,006	88	0.81
New York Community Bancorp	8,002	86	0.79
Onemain Holdings, Inc.	1,887	89	0.83
Organon & Co.	2,247	78	0.73
Pfizer, Inc.	1,683	87	0.80
Pinnacle West Capital	956	75	0.69
Popular, Inc.	1,075	88	0.81
Quidel Corp.	709	80	0.74
Regeneron Pharmaceuticals	132	92	0.85
Regions Financial Corp.	4,015	89	0.83
Reynolds Consumer Products, Inc.	4,052	119	1.10
Synchrony Financial	2,277	79	0.73
Syneos Health, Inc.	1,049	85	0.78
Synovus Financial Corp.	1,888	92	0.85
United Therapeutics Corp	481	86	0.80
Uwm Holdings Corp.	20,354	92	0.85
Valero Energy Corp.	1,503	153	1.41
Viatris, Inc.	7,999	87	0.80
Voya Financial, Inc.	1,308	87	0.80
Walgreens Boots Alliance, Inc.	1,712	77	0.71

Portfolio Composition

Classification	Percentage of Total Investments
Other*	76.0%
Equity Real Estate Investment Trusts (REITs)	6.6
Oil, Gas & Consumable Fuels	6.4
Health Care Providers & Services	6.0
Information Technology Services	5.0
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open swap agreements with net unrealized depreciation of approximately $104,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Dynamic Value Portfolio

Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $11,521)	$11,547
Investment in Security of Affiliated Issuer, at Value (Cost $228)	228
Total Investments in Securities, at Value (Cost $11,749)	11,775
Due from Broker	670
Unrealized Appreciation on Swap Agreements	140
Due from Adviser	65
Dividends Receivable	19
Receivable from Affiliate	—	@
Other Assets	72
Total Assets	12,741
Liabilities:
Unrealized Depreciation on Swap Agreements	244
Payable for Offering Costs	152
Payable for Fund Shares Redeemed	43
Payable for Professional Fees	21
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	13
Total Liabilities	479
Net Assets	$12,262
Net Assets Consist of:
Paid-in-Capital	$11,254
Total Distributable Earnings	1,008
Net Assets	$12,262
CLASS I:
Net Assets	$11,619
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,044,762
Net Asset Value, Offering and Redemption Price Per Share	$11.12
CLASS A:
Net Assets	$469
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	42,259
Net Asset Value, Redemption Price Per Share	$11.10
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.72
CLASS C:
Net Assets	$139
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	12,577
Net Asset Value, Offering and Redemption Price Per Share	$11.04
CLASS IS:
Net Assets	$35
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,112
Net Asset Value, Offering and Redemption Price Per Share	$11.12

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Dynamic Value Portfolio

Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$138
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	138
Expenses:
Offering Costs	76
Professional Fees	38
Advisory Fees (Note B)	20
Custodian Fees (Note F)	7
Registration Fees	7
Pricing Fees	6
Shareholder Reporting Fees	5
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class C	—	@
Other Expenses	4
Total Expenses	172
Expenses Reimbursed by Adviser (Note B)	(120)
Waiver of Advisory Fees (Note B)	(20)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	29
Net Investment Income	109
Realized Gain:
Investments Sold	448
Swap Agreements	765
Net Realized Gain	1,213
Change in Unrealized Appreciation (Depreciation):
Investments	42
Swap Agreements	(170)
Net Change in Unrealized Appreciation (Depreciation)	(128)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,085
Net Increase in Net Assets Resulting from Operations	$1,194

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Dynamic Value Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)		Period from March 19, 2021^ to September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$109		$58
Net Realized Gain	1,213		165
Net Change in Unrealized Appreciation (Depreciation)	(128)		50
Net Increase in Net Assets Resulting from Operations	1,194		273
Dividends and Distributions to Shareholders:
Class I	(457)		—
Class A	(1)		—
Class C	(1)		—
Class IS	(—	@)	—
Total Dividends and Distributions to Shareholders	(459)		—
Capital Share Transactions:(1)
Class I:
Subscribed	154		10,027
Distributions Reinvested	457		—
Redeemed	—		(10)
Class A:
Subscribed	471		97
Distributions Reinvested	1		—
Redeemed	(43)		(66)
Class C:
Subscribed	98		35
Distributions Reinvested	1		—
Redeemed	(—	@)	—
Class IS:
Subscribed	23		10
Distributions Reinvested	—	@	—
Redeemed	(1)		—
Net Increase in Net Assets Resulting from Capital Share Transactions	1,161		10,093
Total Increase in Net Assets	1,896		10,366
Net Assets:
Beginning of Period	10,366		—
End of Period	$12,262		$10,366
(1) Capital Share Transactions:
Class I:
Shares Subscribed	14		987
Shares Issued on Distributions Reinvested	45		—
Shares Redeemed	—		(1)
Net Increase in Class I Shares Outstanding	59		986
Class A:
Shares Subscribed	44		9
Shares Issued on Distributions Reinvested	—	@@	—
Shares Redeemed	(4)		(6)
Net Increase in Class A Shares Outstanding	40		3
Class C:
Shares Subscribed	9		3
Shares Issued on Distributions Reinvested	—	@@	—
Shares Redeemed	(—	@@)	—
Net Increase in Class C Shares Outstanding	9		3
Class IS:
Shares Subscribed	2		1
Shares Issued on Distributions Reinvested	—	@@	—
Shares Redeemed	(—	@@)	—
Net Increase in Class IS Shares Outstanding	2		1

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Dynamic Value Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2022 (unaudited)		Period from March 19, 2021(1) to September 30, 2021
Net Asset Value, Beginning of Period	$10.44		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.11		0.11
Net Realized and Unrealized Gain	1.03		0.33
Total from Investment Operations	1.14		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		—
Net Realized Gain	(0.29)		—
Total Distributions	(0.46)		—
Net Asset Value, End of Period	$11.12		$10.44
Total Return(3)	11.37	%(6)	4.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,619		$10,295
Ratio of Expenses Before Expense Limitation	3.02	%(7)	6.44	%(7)
Ratio of Expenses After Expense Limitation	0.52	%(4)(7)	0.53	%(4)(7)
Ratio of Net Investment Income	1.95	%(4)(7)	1.95	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	105	%(6)	82	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Dynamic Value Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2022 (unaudited)		Period from March 19, 2021(1) to September 30, 2021
Net Asset Value, Beginning of Period	$10.42		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.10		0.10
Net Realized and Unrealized Gain	1.02		0.32
Total from Investment Operations	1.12		0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		—
Net Realized Gain	(0.29)		—
Total Distributions	(0.44)		—
Net Asset Value, End of Period	$11.10		$10.42
Total Return(3)	11.13	%(6)	4.20	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$469		$27
Ratio of Expenses Before Expense Limitation	4.75	%(7)	13.65	%(7)
Ratio of Expenses After Expense Limitation	0.90	%(4)(7)	0.90	%(4)(7)
Ratio of Net Investment Income	1.85	%(4)(7)	1.84	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	105	%(6)	82	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Dynamic Value Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2022 (unaudited)		Period from March 19, 2021(1) to September 30, 2021
Net Asset Value, Beginning of Period	$10.38		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.06		0.06
Net Realized and Unrealized Gain	1.02		0.32
Total from Investment Operations	1.08		0.38
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		—
Net Realized Gain	(0.29)		—
Total Distributions	(0.42)		—
Net Asset Value, End of Period	$11.04		$10.38
Total Return(3)	10.73	%(6)	3.80	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$139		$34
Ratio of Expenses Before Expense Limitation	7.49	%(7)	15.35	%(7)
Ratio of Expenses After Expense Limitation	1.65	%(4)(7)	1.65	%(4)(7)
Ratio of Net Investment Income	1.06	%(4)(7)	1.04	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	105	%(6)	82	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Dynamic Value Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2022 (unaudited)		Period from March 19, 2021(1) to September 30, 2021
Net Asset Value, Beginning of Period	$10.44		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.12		0.11
Net Realized and Unrealized Gain	1.02		0.33
Total from Investment Operations	1.14		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		—
Net Realized Gain	(0.29)		—
Total Distributions	(0.46)		—
Net Asset Value, End of Period	$11.12		$10.44
Total Return(3)	11.38	%(6)	4.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35		$10
Ratio of Expenses Before Expense Limitation	15.49	%(7)	25.05	%(7)
Ratio of Expenses After Expense Limitation	0.50	%(4)(7)	0.50	%(4)(7)
Ratio of Net Investment Income	2.14	%(4)(7)	1.98	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	105	%(6)	82	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Dynamic Value Portfolio. The Fund seeks capital appreciation. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$46	$—	$—	$46
Air Freight & Logistics	46	—	—	46
Automobiles	100	—	—	100
Banks	488	—	—	488
Beverages	58	—	—	58
Biotechnology	417	—	—	417
Building Products	93	—	—	93

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Capital Markets	$329	$—	$—	$329
Chemicals	245	—	—	245
Commercial Services & Supplies	33	—	—	33
Construction & Engineering	104	—	—	104
Consumer Finance	235	—	—	235
Containers & Packaging	143	—	—	143
Distributors	31	—	—	31
Diversified Consumer Services	138	—	—	138
Diversified Financial Services	81	—	—	81
Diversified Telecommunication Services	207	—	—	207
Electric Utilities	356	—	—	356
Electrical Equipment	108	—	—	108
Electronic Equipment, Instruments & Components	186	—	—	186
Equity Real Estate Investment Trusts (REITs)	779	—	—	779
Food & Staples Retailing	145	—	—	145
Food Products	367	—	—	367
Gas Utilities	142	—	—	142
Health Care Equipment & Supplies	148	—	—	148
Health Care Providers & Services	711	—	—	711
Hotels, Restaurants & Leisure	127	—	—	127
Household Durables	150	—	—	150
Household Products	103	—	—	103
Independent Power Producers & Energy Traders	79	—	—	79
Information Technology Services	586	—	—	586
Insurance	496	—	—	496
Internet & Direct Marketing Retail	29	—	—	29
Life Sciences Tools & Services	159	—	—	159
Machinery	491	—	—	491
Media	534	—	—	534
Metals & Mining	157	—	—	157
Oil, Gas & Consumable Fuels	748	—	—	748
Personal Products	88	—	—	88
Pharmaceuticals	400	—	—	400
Professional Services	153	—	—	153
Real Estate Management & Development	94	—	—	94
Road & Rail	174	—	—	174
Semiconductors & Semiconductor Equipment	306	—	—	306
Software	159	—	—	159
Specialty Retail	201	—	—	201
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Tech Hardware, Storage & Peripherals	$141	$—	$—	$141
Textiles, Apparel & Luxury Goods	28	—	—	28
Thrifts & Mortgage Finance	243	—	—	243
Trading Companies & Distributors	165	—	—	165
Total Common Stocks	11,547	—	—	11,547
Short-Term Investment
Investment Company	228	—	—	228
Total Return Swap Agreement	—	140	—	140
Total Assets	11,775	140	—	11,915
Liabilities:
Total Return Swap Agreement	—	(244)	—	(244)
Total	$11,775	$(104)	$—	$11,671

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreement	Unrealized Appreciation on Swap Agreement	Equity Risk	$140
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Equity Risk	$(244)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$765
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$(170)

At March 31, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Swap Agreements	$140	$(244)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$140	$(140)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(c) (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$244	$(140)	$(104)	$0

(c) In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended March 31, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Swap Agreements:
Average monthly notional amount	$2,921,000

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.35% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.55% for Class I shares, 0.90% for Class A shares, 1.65% for Class C shares and 0.50% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2022, approximately $20,000 of advisory fees were waived and approximately $123,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $12,096,000 and $10,579,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2022 is as follows:

Affiliated Investment Company	Value September 30, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$236	$10,427	$10,435	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2022 (000)
Liquidity Funds	$—	$—	$228

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2021, remains subject to examination by taxing authorities.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2021.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at September 30, 2021:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$331	$3

I. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 45.9%.

J. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

K. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Investment Advisory Agreement Approval

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes breakpoints. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTDYVSAN
4710031 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	33
Consolidated Statement of Operations	35
Consolidated Statements of Changes in Net Assets	36
Consolidated Financial Highlights	38
Notes to Consolidated Financial Statements	43
Liquidity Risk Management Program	57
U.S. Customer Privacy Notice	58
Trustee and Officer Information	61

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$980.40	$1,021.29	$3.60	$3.68	0.73%
Global Strategist Portfolio Class A	1,000.00	978.40	1,019.85	5.03	5.14	1.02
Global Strategist Portfolio Class L	1,000.00	976.50	1,017.35	7.49	7.64	1.52
Global Strategist Portfolio Class C	1,000.00	974.40	1,015.81	9.01	9.20	1.83
Global Strategist Portfolio Class IS	1,000.00	980.40	1,021.54	3.36	3.43	0.68

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (47.5%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation
Conventional Pool:,
12 Month USD LIBOR + 1.63%, 1.92%, 7/1/45	$14	$15
Agency Fixed Rate Mortgages (2.9%)
United States (2.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49	60	62
Gold Pools:
3.50%, 1/1/44 - 6/1/45	550	560
4.50%, 1/1/49	22	23
6.50%, 5/1/32 - 7/1/32	25	27
7.50%, 5/1/35	2	2
Federal National Mortgage Association,
Conventional Pools:
3.00%, 7/1/49	254	247
3.50%, 3/1/47 - 1/1/51	1,275	1,280
4.00%, 4/1/45 - 9/1/45	588	613
4.50%, 3/1/41 - 11/1/44	98	104
5.00%, 1/1/41 - 3/1/41	252	268
6.00%, 1/1/38	2	3
6.50%, 12/1/29	7	7
7.50%, 8/1/37	4	4
May TBA:
2.00%, 5/1/52 (b)	1,900	1,761
2.50%, 5/1/52 (b)	3,000	2,856
3.00%, 5/1/52 (b)	5,150	5,027
4.00%, 5/1/52 (b)	2,000	2,035
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	150	158
4.50%, 6/20/49	40	41
5.00%, 2/20/49 - 6/20/49	65	68
5.50%, 8/15/39	16	17
		15,163
Asset-Backed Securities (0.4%)
United States (0.4%)
Freed ABS Trust,
3.06%, 3/18/27 (c)	126	126
Harbor Group International, LLC,
1 Month USD LIBOR + 1.00%, 1.43%, 9/17/36 (c)(d)	500	494
Invitation Homes Trust,
1 Month USD LIBOR + 1.30%, 1.74%, 7/17/37 (c)(d)	225	224
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.81%, 3/25/33 (d)	206	202
	Face Amount (000)		Value (000)
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 2.03%, 12/25/34 (d)		$200	$196
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 1.22%, 12/25/32 (d)		214	207
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.63%, 5/25/34 (d)		147	147
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.00%, 7/25/39 (d)	EUR	392	428
			2,024
Commercial Mortgage-Backed Securities (0.3%)
United Kingdom (0.0%) (a)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.99%, 5/22/28 (d)	GBP	147	193
United States (0.3%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 2.25%, 6/15/35 (c)(d)		$250	244
Commercial Mortgage Trust,
3.28%, 1/10/46		305	306
4.75%, 7/15/47 (c)(d)		152	145
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		160	159
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (c)(d)		200	187
5.00%, 9/15/46 (c)(d)		375	359
			1,400
			1,593
Corporate Bonds (11.1%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (c)		600	524
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	444
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		$225	228
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		575	525
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	397
Westpac Banking Corp.,
2.67%, 11/15/35		$650	569
			2,687
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	350	418
Brazil (0.1%)
JBS Finance Luxembourg Sarl,
2.50%, 1/15/27 (c)		$350	326

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Canada (0.6%)
Enbridge, Inc.,
2.50%, 1/15/25		$600	$590
Province of Ontario Canada,
2.30%, 6/15/26		970	954
Province of Quebec Canada,
1.35%, 5/28/30		1,210	1,091
Rogers Communications, Inc.,
3.80%, 3/15/32 (c)		525	522
			3,157
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	348
Baidu, Inc.,
2.88%, 7/6/22		200	200
			548
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		1,000	1,027
France (0.7%)
AXA SA,
3.25%, 5/28/49	EUR	500	574
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	438
BNP Paribas SA,
1.13%, 6/11/26		485	532
1.25%, 7/13/31	GBP	200	223
BPCE SA,
5.15%, 7/21/24 (c)		$925	954
Orange SA,
5.00%, 1/10/26 (e)	EUR	250	309
TotalEnergies SE,
2.71%, 5/5/23 (e)		100	112
3.88%, 5/18/22 (e)		250	278
			3,420
Germany (0.8%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$875	884
Daimler Finance North America LLC,
0.75%, 3/1/24 (c)		550	528
Deutsche Bank AG,
2.22%, 9/18/24		250	245
Series E
0.96%, 11/8/23		375	364
Deutsche Telekom International Finance BV,
4.38%, 6/21/28 (c)		625	658
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	810	901
Volkswagen International Finance N.V.,
Series 10Y
1.88%, 3/30/27		500	555
			4,135
	Face Amount (000)		Value (000)
India (0.2%)
Indian Railway Finance Corp. Ltd.,
3.57%, 1/21/32 (c)		$200	$190
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		1,050	1,039
			1,229
Ireland (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		425	394
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		325	312
			706
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	497
Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		$800	724
Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		810	806
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		510	518
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		730	670
			1,994
Luxembourg (0.2%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	400	418
Logicor Financing Sarl,
1.50%, 7/13/26		300	324
			742
Mexico (0.1%)
Fomento Economico Mexicano SAB de CV,
0.50%, 5/28/28		500	509
Netherlands (0.1%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)		425	502
Qatar (0.0%) (a)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		$200	188
Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		690	696
Spain (0.3%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	467
5.18%, 11/19/25		$800	828
CaixaBank SA,
0.75%, 4/18/23	EUR	400	445
			1,740

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		$400	$400
Switzerland (0.3%)
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	203
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		1,150	1,151
			1,354
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	203
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		650	584
			787
United Kingdom (1.1%)
BAT Capital Corp.,
3.56%, 8/15/27		675	658
BP Capital Markets PLC,
2.50%, 11/6/22		350	353
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	383
2.63%, 11/7/25		$525	512
4.25%, 3/14/24		700	711
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	368
2.25%, 10/16/24	GBP	400	517
Nationwide Building Society,
3.77%, 3/8/24 (c)		$300	302
4.36%, 8/1/24 (c)		200	203
Natwest Group PLC,
3.88%, 9/12/23		950	960
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	470
Western Power Distribution West Midlands PLC,
5.75%, 4/16/32		200	324
			5,761
United States (4.6%)
Altria Group, Inc.,
2.45%, 2/4/32		$425	370
Amazon.com, Inc.,
2.70%, 6/3/60		250	207
American Express Co.,
2.55%, 3/4/27		300	292
American Tower Corp.,
2.40%, 3/15/25		250	244
AON Corp./AON Global Holdings PLC,
2.85%, 5/28/27		350	343
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	453
2.90%, 12/4/26	GBP	350	465
3.10%, 2/1/43		300	260
	Face Amount (000)		Value (000)
Bank of America Corp.,
2.69%, 4/22/32		$325	$299
3.85%, 3/8/37		250	240
MTN
4.00%, 1/22/25		1,050	1,070
Boeing Co. (The),
5.15%, 5/1/30		525	561
Broadcom, Inc.,
4.30%, 11/15/32		475	483
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51		125	115
3.30%, 9/15/51		50	47
4.55%, 9/1/44		45	50
Capital One Financial Corp.,
3.30%, 10/30/24		425	428
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		150	142
Charter Communications Operating LLC,
2.30%, 2/1/32		75	64
2.80%, 4/1/31		200	181
3.50%, 3/1/42		125	104
5.13%, 7/1/49		125	124
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	427
Cigna Corp.,
2.38%, 3/15/31		$150	138
3.88%, 10/15/47		200	196
Citigroup, Inc.,
2.52%, 11/3/32		725	652
Comcast Corp.,
1.95%, 1/15/31		675	610
CVS Health Corp.,
3.75%, 4/1/30		500	509
Deere & Co.,
3.10%, 4/15/30		450	451
Eli Lilly & Co.,
1.70%, 11/1/49	EUR	200	211
Emerson Electric Co.,
1.25%, 10/15/25		450	501
Energy Transfer LP,
2.90%, 5/15/25		$775	759
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	257
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		300	301
Fox Corp.,
4.71%, 1/25/29		775	828
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		950	883
Goldman Sachs Group, Inc. (The),
2.62%, 4/22/32		1,100	1,002
HCA, Inc.,
5.25%, 6/15/49		250	275

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
JPMorgan Chase & Co.,
1.95%, 2/4/32		$1,000	$877
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		550	519
Lowe's Cos., Inc.,
1.30%, 4/15/28		425	379
1.70%, 10/15/30		475	415
Magallanes, Inc.,
4.28%, 3/15/32 (c)		375	377
5.05%, 3/15/42 (c)		125	128
McDonald's Corp.,
MTN
3.38%, 5/26/25		350	356
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		575	558
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		525	502
NVIDIA Corp.,
2.00%, 6/15/31		825	754
Occidental Petroleum Corp.,
3.20%, 8/15/26		40	39
5.55%, 3/15/26		350	371
Oracle Corp.,
2.50%, 4/1/25		150	147
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	474
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	335
Synchrony Bank,
3.00%, 6/15/22		$875	877
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	101
Thermo Fisher Scientific, Inc.,
1.88%, 10/1/49		100	100
Upjohn Finance BV,
1.91%, 6/23/32		550	549
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	356
3.40%, 3/22/41		$375	353
Vontier Corp.,
2.40%, 4/1/28		250	220
Walt Disney Co. (The),
3.80%, 3/22/30		300	312
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		375	357
			23,998
			57,545
	Face Amount (000)		Value (000)
Mortgages — Other (1.2%)
Germany (0.1%)
Berg Finance,
1.05%, 4/22/33	EUR	323	$356
Ireland (0.1%)
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 0.25%, 6/24/50 (c)(d)		422	465
Netherlands (0.0%) (a)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 0.67%, 1/25/39 (d)		166	174
United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 0.00%, 6/18/38 (d)		200	211
Landmark Mortgage Securities No. 3 PLC,
2.63%, 4/17/44 (d)	GBP	219	285
			496
United States (0.9%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$23	9
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (c)(d)		698	665
ChaseFlex Trust,
6.00%, 2/25/37		20	11
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 - 5/25/47		277	268
3.50%, 5/25/45 - 7/25/46		98	97
4.00%, 5/25/45		6	6
GSR Mortgage Loan Trust,
5.75%, 1/25/37		8	6
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		486	453
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (c)(d)		559	534
3.00%, 9/25/52		600	570
3.25%, 7/25/52 (c)(d)		686	660
Lehman Mortgage Trust,
6.50%, 9/25/37		17	8
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (c)(d)		560	519
PRMI Securitization Trust,
2.50%, 4/25/51 (c)(d)		641	592
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 - 10/25/58		295	290
4.00%, 10/25/58		31	32
			4,720
			6,211

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Municipal Bonds (0.1%)
United States (0.1%)
University of Michigan, MI,
Series A
4.45%, 4/1/22		$500	$538
Sovereign (26.8%)
Australia (0.7%)
Australia Government Bond,
0.25%, 11/21/25	AUD	3,450	2,383
2.50%, 5/21/30		390	286
2.75%, 11/21/29		1,110	830
3.25%, 4/21/25		240	185
			3,684
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	360	374
Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		170	190
1.70%, 6/22/50 (c)		480	558
1.90%, 6/22/38 (c)		760	924
			1,672
Canada (1.2%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	2,600	1,906
2.00%, 12/1/51		100	74
2.25%, 6/1/29		5,220	4,145
			6,125
China (9.6%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	560
3.79%, 10/26/30		3,430	566
China Development Bank,
3.07%, 3/10/30		7,380	1,157
3.34%, 7/14/25		3,430	551
China Government Bond,
3.02%, 5/27/31		89,000	14,198
3.13%, 11/21/29		20,150	3,239
3.27%, 11/19/30		167,720	27,265
3.81%, 9/14/50		3,170	534
3.86%, 7/22/49		6,000	1,016
Export-Import Bank of China (The),
2.93%, 3/2/25		3,470	550
			49,636
Colombia (0.0%) (a)
Colombian TESSeries B,
7.75%, 9/18/30	COP	618,000	146
Czech Republic (0.0%) (a)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	221
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	443
	Face Amount (000)		Value (000)
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	370	$416
France (1.8%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		500	562
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	400	500
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	6,580	6,869
2.00%, 5/25/48 (c)		860	1,090
SNCF Reseau,
1.88%, 3/30/34		400	469
			9,490
Germany (1.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 5/15/36		110	111
0.25%, 2/15/29		2,510	2,746
4.25%, 7/4/39		390	689
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,320	1,525
			5,071
Greece (2.5%)
Hellenic Republic Government Bond,
0.75%, 6/18/31 (c)		13,928	13,122
Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (c)		$250	250
Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	24,000	58
Indonesia (0.2%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	540	602
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	281
8.25%, 5/15/29		1,408,000	107
8.38%, 3/15/34		3,572,000	273
			1,263
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	429
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
0.00%, 8/1/26		1,190	1,251
1.40%, 5/26/25 (c)		309	372
1.65%, 12/1/30 (c)		180	196
1.85%, 7/1/25 (c)		1,960	2,234
2.45%, 9/1/50 (c)		1,250	1,382
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	714
			6,149

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Japan (4.5%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	605,000	$4,985
Japan Government Ten Year Bond,
0.10%, 6/20/26 - 6/20/29		983,000	8,086
Japan Government Thirty Year Bond,
0.30%, 6/20/46		207,000	1,512
0.40%, 9/20/49		131,000	948
0.60%, 6/20/50		30,300	231
1.70%, 6/20/33		447,800	4,255
Japan Government Twenty Year Bond,
0.40%, 6/20/41		401,000	3,130
			23,147
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	590
2.38%, 6/25/24		510	508
Korea Development Bank (The),
0.80%, 7/19/26		590	542
Korea International Bond,
2.00%, 6/19/24		350	345
			1,985
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	2,330	551
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$875	884
			1,435
Mexico (0.2%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	290
8.50%, 5/31/29		5,900	299
Mexico Government International Bond,
4.50%, 4/22/29		$530	560
			1,149
Netherlands (0.3%)
Nederlandse Waterschapsbank N.V.,
1.00%, 5/28/30 (c)	EUR	376	333
Netherlands Government Bond,
0.00%, 7/15/30 (c)		970	1,018
2.75%, 1/15/47 (c)		90	143
			1,494
Nigeria (0.0%) (a)
Africa Finance Corp.,
4.38%, 4/17/26 (c)		$200	200
Norway (0.0%) (a)
Norway Government Bond,
2.13%, 5/18/32 (c)	NOK	790	86
	Face Amount (000)		Value (000)
Philippines (0.0%) (a)
Philippine Government International Bond,
4.20%, 3/29/47		$200	$210
Poland (0.0%) (a)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	1,300	245
Russia (0.0%) (a)
Russian Federal Bond — OFZ,
7.95%, 10/7/26 (f)(g)(h)	RUB	29,000	11
Spain (0.6%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	566
0.70%, 4/30/32 (c)		629	648
1.25%, 10/31/30 (c)		955	1,061
2.70%, 10/31/48 (c)		410	529
3.45%, 7/30/66 (c)		120	173
			2,977
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	2,430	252
1.00%, 11/12/26		1,440	152
			404
United Kingdom (1.4%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	2,190	2,614
0.63%, 10/22/50		680	669
1.63%, 10/22/28		880	1,170
3.50%, 1/22/45		840	1,449
4.25%, 9/7/39		620	1,113
			7,015
			138,907
Supranational (1.2%)
Asian Development Bank,
2.13%, 5/19/31	NZD	300	181
European Investment Bank,
0.20%, 7/15/24	EUR	970	1,068
Series EARN
0.00%, 1/14/31		925	940
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.62%, 8/19/27 (d)		$1,630	1,644
2.20%, 2/27/24	AUD	3,040	2,270
			6,103
U.S. Treasury Securities (3.5%)
United States (3.5%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$4,920	3,881
1.25%, 5/15/50		2,300	1,718
2.13%, 5/15/25		1,390	1,374
2.50%, 2/15/45		1,860	1,813
2.75%, 8/15/47		2,490	2,583

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
United States (cont'd)
U.S. Treasury Notes,
1.13%, 10/31/26	$2,210	$2,079
1.88%, 6/30/26	1,950	1,901
2.50%, 5/15/24	2,480	2,486
		17,835
Total Fixed Income Securities (Cost $260,557)		245,934
	Shares
Common Stocks (34.2%)
Australia (1.2%)
Ampol Ltd.	1,108	25
APA Group	5,358	43
Aristocrat Leisure Ltd.	2,805	76
ASX Ltd.	896	54
Aurizon Holdings Ltd.	8,436	23
Australia & New Zealand Banking Group Ltd.	13,608	279
BHP Group Ltd. (ASX)	13,754	530
BHP Group Ltd. (LSE)	9,377	364
BlueScope Steel Ltd.	2,341	36
Brambles Ltd.	6,682	49
Cochlear Ltd.	304	51
Coles Group Ltd.	6,178	83
Commonwealth Bank of Australia	8,243	649
Computershare Ltd.	2,487	46
Crown Resorts Ltd. (i)	1,704	16
CSL Ltd.	2,154	430
Dexus REIT	4,988	41
Domino's Pizza Enterprises Ltd.	275	18
Endeavour Group Ltd. (Australia)	6,202	34
Evolution Mining Ltd.	8,315	27
Fortescue Metals Group Ltd.	7,913	122
Goodman Group REIT	7,712	131
GPT Group (The) REIT	8,864	34
IDP Education Ltd.	960	22
Insurance Australia Group Ltd.	11,555	38
James Hardie Industries PLC CDI	2,066	62
Lendlease Corp Ltd. REIT	3,216	27
Macquarie Group Ltd.	1,624	246
Magellan Financial Group Ltd.	625	7
Medibank Pvt Ltd.	12,549	29
Mirvac Group REIT	18,318	34
National Australia Bank Ltd.	15,666	377
Newcrest Mining Ltd.	3,854	78
Northern Star Resources Ltd.	5,142	41
OneMarket Ltd. (i)	390	—
Orica Ltd.	1,892	22
Origin Energy Ltd.	8,104	38
Qantas Airways Ltd. (i)	4,295	17
QBE Insurance Group Ltd.	6,910	59
Ramsay Health Care Ltd.	846	41
REA Group Ltd.	243	24
Reece Ltd.	1,328	19
	Shares	Value (000)
Rio Tinto Ltd.	1,720	$154
Santos Ltd.	14,752	86
Scentre Group REIT	23,976	54
SEEK Ltd.	1,534	34
Sonic Healthcare Ltd.	2,140	56
South32 Ltd.	21,548	82
Stockland REIT	10,940	35
Suncorp Group Ltd.	5,955	49
Tabcorp Holdings Ltd.	10,304	41
Telstra Corp., Ltd.	19,241	57
Transurban Group	14,143	143
Treasury Wine Estates Ltd.	3,288	28
Vicinity Centres REIT	17,836	25
Washington H Soul Pattinson & Co. Ltd.	1,010	22
Wesfarmers Ltd.	5,227	196
Westpac Banking Corp.	17,139	310
WiseTech Global Ltd.	652	25
Woodside Petroleum Ltd.	4,705	113
Woolworths Group Ltd.	5,867	163
Xero Ltd. (i)	612	46
		6,061
Austria (0.1%)
Erste Group Bank AG	6,767	247
OMV AG	616	29
Raiffeisen Bank International AG	612	9
Verbund AG	290	31
voestalpine AG	479	14
		330
Belgium (0.2%)
Ageas SA N.V.	815	41
Anheuser-Busch InBev SA N.V.	3,612	216
Argenx SE (i) (Euronext)	59	18
Argenx SE (i) (NYSE)	167	52
Elia Group SA N.V.	148	23
Etablissements Franz Colruyt N.V.	259	11
Groupe Bruxelles Lambert SA	543	56
KBC Group N.V.	5,291	380
Proximus SADP	764	14
Sofina SA	74	27
Solvay SA	356	35
UCB SA	609	73
Umicore SA	949	41
		987
Canada (2.0%)
Agnico Eagle Mines Ltd.	2,205	135
Air Canada (i)	833	16
Algonquin Power & Utilities Corp.	3,105	48
Alimentation Couche-Tard, Inc.	3,909	176
AltaGas Ltd.	1,397	31
Ballard Power Systems, Inc. (i)	1,244	15
Bank of Montreal	2,986	351
Bank of Nova Scotia (The)	5,601	401

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Barrick Gold Corp. (LSE)	6,508	$160
Barrick Gold Corp. (NYSE)	1,893	46
Bausch Health Cos., Inc. (i)	1,535	35
BCE, Inc.	342	19
Blackberry Ltd. (i)	2,620	19
Brookfield Asset Management, Inc., Class A	6,382	361
Brookfield Renewable Corp., Class A	624	27
CAE, Inc. (i)	1,584	41
Cameco Corp.	1,884	55
Canadian Apartment Properties REIT	400	17
Canadian Imperial Bank of Commerce	1,985	241
Canadian National Railway Co.	3,255	437
Canadian Natural Resources Ltd.	5,507	341
Canadian Pacific Railway Ltd. (NYSE)	599	49
Canadian Pacific Railway Ltd. (TSX)	3,093	255
Canadian Tire Corp., Ltd., Class A	268	40
Canadian Utilities Ltd., Class A	607	19
Canopy Growth Corp. (i)	1,259	10
CCL Industries, Inc., Class B	706	32
Cenovus Energy, Inc.	6,031	101
CGI, Inc. (i)	1,111	89
Constellation Software, Inc.	93	159
Dollarama, Inc.	1,339	76
Emera, Inc.	1,191	59
Empire Co., Ltd., Class A	779	28
Enbridge, Inc.	9,274	427
Fairfax Financial Holdings Ltd.	121	66
First Quantum Minerals Ltd.	2,816	98
FirstService Corp.	184	27
Fortis, Inc.	2,071	102
Franco-Nevada Corp.	982	156
George Weston Ltd.	350	43
GFL Environmental, Inc.	832	27
Gildan Activewear, Inc.	1,029	39
Great-West Lifeco, Inc.	1,291	38
Hydro One Ltd.	1,517	41
IA Financial Corp., Inc.	500	30
IGM Financial, Inc.	398	14
Imperial Oil Ltd.	1,247	60
Intact Financial Corp.	914	135
Ivanhoe Mines Ltd., Class A (i)	2,845	27
Keyera Corp.	1,134	29
Kinross Gold Corp.	5,800	34
Lightspeed Commerce, Inc. (i)	531	16
Loblaw Cos., Ltd.	783	70
Lundin Mining Corp.	3,175	32
Magna International, Inc.	6,431	413
Manulife Financial Corp.	8,821	188
Metro, Inc.	1,232	71
National Bank of Canada	1,566	120
Northland Power, Inc.	1,149	38
Nutrien Ltd.	2,610	270
Nuvei Corp. (i)	278	21
	Shares	Value (000)
Onex Corp.	351	$24
Open Text Corp.	1,260	53
Pan American Silver Corp.	1,088	30
Parkland Corp.	714	21
Pembina Pipeline Corp.	2,566	96
Power Corp. of Canada	2,583	80
Quebecor, Inc., Class B	897	21
Restaurant Brands International, Inc.	1,321	77
RioCan Real Estate Investment Trust	734	15
Ritchie Bros Auctioneers, Inc.	516	30
Rogers Communications, Inc., Class B	1,648	93
Royal Bank of Canada	6,587	725
Saputo, Inc.	1,248	30
Shaw Communications, Inc., Class B	2,095	65
Shopify, Inc., Class A (i)	536	363
Sun Life Financial, Inc.	2,817	157
Suncor Energy, Inc.	6,877	224
TC Energy Corp.	4,543	256
Teck Resources Ltd., Class B	2,217	90
TELUS Corp.	2,060	54
TFI International, Inc.	383	41
Thomson Reuters Corp.	802	87
TMX Group Ltd.	260	27
Toromont Industries Ltd.	381	36
Toronto-Dominion Bank (The)	8,526	676
Tourmaline Oil Corp.	1,437	66
West Fraser Timber Co., Ltd.	447	37
Wheaton Precious Metals Corp.	2,081	99
WSP Global, Inc.	547	73
		10,167
China (0.0%) (a)
China Common Rich Renewable Energy Investments Ltd. (i)	42,000	—
Denmark (0.4%)
Ambu A/S Series B	773	11
AP Moller — Maersk A/S Series A	15	44
AP Moller — Maersk A/S Series B	27	81
Carlsberg A/S Series B	455	56
Chr Hansen Holding A/S	475	35
Coloplast A/S Series B	544	83
Danske Bank A/S	3,096	52
Demant A/S (i)	493	22
DSV A/S	922	177
Genmab A/S (i)	311	112
GN Store Nord AS	558	27
Novo Nordisk A/S Series B	7,602	843
Novozymes A/S Series B	934	64
Orsted A/S	867	109
Pandora A/S	452	43
ROCKWOOL International A/S, Class B	39	13
Tryg A/S	1,612	39
Vestas Wind Systems A/S	4,644	136
		1,947

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Finland (0.1%)
Elisa Oyj	669	$40
Fortum Oyj	2,139	39
Kesko Oyj, Class B	1,304	36
Kone Oyj, Class B	1,616	85
Neste Oyj	2,004	91
Nokia Oyj (i)	25,554	141
Orion Oyj, Class B	498	23
Sampo Oyj, Class A	2,335	114
Stora Enso Oyj, Class R	2,760	54
UPM-Kymmene Oyj	2,543	83
Wartsila Oyj Abp	2,240	21
		727
France (2.0%)
Accor SA (i)	9,581	309
Aeroports de Paris (i)	141	21
Air Liquide SA	2,247	393
Airbus SE (i)	2,776	335
Alstom SA	1,505	35
Amundi SA	289	20
ArcelorMittal SA	3,140	101
Arkema SA	290	35
AXA SA	9,159	268
BioMerieux	195	21
BNP Paribas SA	23,673	1,353
Bollore SA	4,247	22
Bouygues SA	1,076	38
Bureau Veritas SA	1,400	40
Capgemini SE	766	170
Carrefour SA	2,943	64
Cie de Saint-Gobain	2,422	144
Cie Generale des Etablissements Michelin SCA	795	108
CNP Assurances	815	20
Covivio REIT	249	20
Credit Agricole SA	26,602	318
Danone SA	3,095	171
Dassault Aviation SA	119	19
Dassault Systemes SE	3,212	158
Edenred	1,193	59
Eiffage SA	397	41
Electricite de France SA	2,279	21
Engie SA	8,763	115
EssilorLuxottica SA	1,363	249
Eurazeo SE	189	16
Eurofins Scientific SE	632	62
Euronext N.V.	410	37
Faurecia SE	6,189	161
Gecina SA REIT	217	27
Getlink SE	2,082	37
Hermes International	151	214
Ipsen SA	181	23
Kering SA	357	225
Klepierre SA REIT	961	26
	Shares	Value (000)
L'Oreal SA (BSRM)	1,187	$474
La Francaise des Jeux SAEM	452	18
Legrand SA	1,269	121
LVMH Moet Hennessy Louis Vuitton SE	1,327	947
Orange SA	9,449	112
Orpea SA	243	10
Pernod Ricard SA	992	218
Publicis Groupe SA	1,086	66
Remy Cointreau SA	107	22
Renault SA (i)	905	24
Safran SA	1,634	192
Sanofi	5,323	544
Sartorius Stedim Biotech	135	55
Schneider Electric SE	2,580	433
SEB SA	130	18
Societe Generale SA	3,851	103
Sodexo SA	419	34
STMicroelectronics N.V.	3,231	140
Teleperformance	281	107
Thales SA	511	64
TotalEnergies SE	11,810	598
Ubisoft Entertainment SA (i)	450	20
Unibail-Rodamco-Westfield REIT (i)	590	44
Valeo	10,155	188
Veolia Environnement SA	3,121	100
Vinci SA	2,565	262
Vivendi SE	3,698	48
Wendel SE	129	13
Worldline SA (i)	1,149	50
		10,521
Germany (1.3%)
Adidas AG	911	212
Allianz SE (Registered)	1,949	465
Aroundtown SA	4,719	27
BASF SE	4,316	246
Bayer AG (Registered)	4,509	308
Bayerische Motoren Werke AG	1,571	136
Bayerische Motoren Werke AG (Preference)	273	21
Bechtle AG	398	22
Beiersdorf AG	474	50
Brenntag SE	735	59
Carl Zeiss Meditec AG	196	32
Commerzbank AG (i)	22,246	169
Continental AG (i)	3,717	267
Covestro AG	897	45
Daimler AG (Registered)	4,678	328
Daimler Truck Holding AG (i)	2,164	60
Delivery Hero SE (i)	786	34
Deutsche Bank AG (Registered) (i)	9,754	123
Deutsche Boerse AG	893	161
Deutsche Lufthansa AG (Registered) (i)	2,823	23
Deutsche Post AG (Registered)	4,677	223
Deutsche Telekom AG (Registered)	15,749	293

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
E.ON SE	10,560	$123
Evonik Industries AG	989	27
Fresenius Medical Care AG & Co., KGaA	980	66
Fresenius SE & Co., KGaA	1,991	73
Fuchs Petrolub SE (Preference)	327	12
GEA Group AG	723	30
Hannover Rueck SE (Registered)	284	48
HeidelbergCement AG	700	40
HelloFresh SE (i)	808	36
Henkel AG & Co., KGaA	488	32
Henkel AG & Co., KGaA (Preference)	838	56
Infineon Technologies AG	6,211	210
KION Group AG	344	23
Knorr-Bremse AG	346	27
Lanxess AG	389	17
LEG Immobilien SE	344	39
Merck KGaA	611	128
MTU Aero Engines AG	254	59
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	657	176
Nemetschek SE	282	27
Porsche Automobil Holding SE (Preference)	713	69
Puma SE (Euronext N.V.)	261	22
Puma SE (FSE)	242	21
QIAGEN N.V. (i)	1,087	53
Rational AG	24	17
RWE AG	3,045	133
SAP SE	4,929	546
Sartorius AG (Preference)	127	56
Scout24 SE	405	23
Siemens AG (Registered)	3,620	501
Siemens Energy AG (i)	1,907	43
Siemens Healthineers AG	1,341	83
Symrise AG	604	72
Telefonica Deutschland Holding AG	4,950	14
Uniper SE	432	11
United Internet AG (Registered)	469	16
Volkswagen AG	155	38
Volkswagen AG (Preference)	872	150
Vonovia SE	3,489	163
Zalando SE (i)	1,096	56
		6,640
Hong Kong (0.4%)
AIA Group Ltd.	55,534	580
BOC Hong Kong Holdings Ltd.	16,937	64
Budweiser Brewing Co., APAC Ltd.	7,760	20
Chow Tai Fook Jewellery Group Ltd.	9,199	17
CK Asset Holdings Ltd.	8,865	61
CK Hutchison Holdings Ltd.	12,255	90
CK Infrastructure Holdings Ltd.	3,080	21
CLP Holdings Ltd.	7,661	75
ESR Cayman Ltd. (i)	9,028	28
	Shares	Value (000)
Futu Holdings Ltd. ADR (i)	246	$8
Galaxy Entertainment Group Ltd.	10,518	62
Hang Lung Properties Ltd.	9,549	19
Hang Seng Bank Ltd.	3,479	67
Henderson Land Development Co., Ltd.	6,907	29
HK Electric Investments & HK Electric Investments Ltd.	11,892	12
HKT Trust & HKT Ltd.	16,892	23
Hong Kong & China Gas Co., Ltd.	50,632	61
Hong Kong Exchanges & Clearing Ltd.	5,489	257
Hongkong Land Holdings Ltd.	5,334	26
Jardine Matheson Holdings Ltd.	1,009	55
Link REIT	9,820	84
Melco Resorts & Entertainment Ltd. ADR (i)	1,030	8
MTR Corp., Ltd.	7,256	39
New World Development Co. Ltd.	7,206	29
Power Assets Holdings Ltd.	6,456	42
Sands China Ltd. (i)	11,418	27
Sino Land Co., Ltd.	15,766	20
SITC International Holdings Co. Ltd.	6,324	22
Sun Hung Kai Properties Ltd.	6,132	73
Swire Pacific Ltd., Class A	2,368	14
Swire Properties Ltd.	5,359	13
Techtronic Industries Co., Ltd.	6,598	106
WH Group Ltd.	38,437	24
Wharf Real Estate Investment Co., Ltd.	7,913	39
Xinyi Glass Holdings Ltd.	8,841	21
		2,136
Ireland (0.1%)
CRH PLC	3,698	148
Flutter Entertainment PLC (i)	793	91
Kerry Group PLC, Class A	746	83
Kingspan Group PLC	745	73
Smurfit Kappa Group PLC	1,172	52
		447
Israel (0.1%)
Azrieli Group Ltd.	206	18
Bank Hapoalim BM	5,552	55
Bank Leumi Le-Israel BM	7,101	76
Check Point Software Technologies Ltd. (i)	520	72
CyberArk Software Ltd. (i)	194	33
Elbit Systems Ltd.	130	28
Fiverr International Ltd. (i)	143	11
ICL Group Ltd.	3,452	41
Inmode Ltd. (i)	243	9
Israel Discount Bank Ltd., Class A	5,689	35
Kornit Digital Ltd. (i)	226	19
Mizrahi Tefahot Bank Ltd.	687	27
Nice Ltd. (i)	309	67
Teva Pharmaceutical Industries Ltd. ADR (i)	5,392	51
Wix.com Ltd. (i)	274	29
		571

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (0.5%)
Amplifon SpA	585	$26
Assicurazioni Generali SpA	5,204	119
Atlantia SpA (i)	2,334	49
CNH Industrial N.V.	4,836	76
Davide Campari-Milano N.V.	2,455	28
DiaSorin SpA	119	19
Enel SpA	38,279	256
Eni SpA	11,805	172
EXOR N.V.	513	39
Ferrari N.V.	601	131
FinecoBank Banca Fineco SpA	2,904	44
Infrastrutture Wireless Italiane SpA	1,564	17
Intesa Sanpaolo SpA	363,923	833
Iveco Group N.V. (i)	967	6
Mediobanca Banca di Credito Finanziario SpA	13,442	136
Moncler SpA	975	54
Nexi SpA (i)	2,238	26
Poste Italiane SpA	2,448	28
Prysmian SpA	1,192	40
Recordati Industria Chimica e Farmaceutica SpA	494	25
Snam SpA	9,505	55
Stellantis N.V.	9,464	153
Telecom Italia SpA (Milano)	46,492	17
Tenaris SA	2,205	33
Terna — Rete Elettrica Nazionale	6,595	57
UniCredit SpA	9,932	107
		2,546
Japan (0.3%)
Aisin Corp.	6,841	234
Denso Corp.	6,282	400
Koito Manufacturing Co., Ltd.	5,061	205
Stanley Electric Co., Ltd.	10,001	189
Sumitomo Electric Industries Ltd.	21,268	253
		1,281
Netherlands (0.8%)
ABN Amro Bank N.V. CVA	8,903	114
Adyen N.V. (i)	96	190
Aegon N.V.	8,444	45
Akzo Nobel N.V.	886	76
ASM International N.V.	225	82
ASML Holding N.V.	1,977	1,321
Basic-Fit N.V. (i)	3,193	142
Coca-Cola Europacific Partners PLC	973	47
Heineken Holding N.V.	546	43
Heineken N.V.	1,225	117
IMCD N.V.	280	48
ING Groep N.V.	86,217	900
InPost SA (i)	946	6
JDE Peet's N.V.	470	13
Just Eat Takeaway.com N.V (i)	867	29
Koninklijke Ahold Delhaize N.V.	4,935	159
	Shares	Value (000)
Koninklijke DSM N.V.	831	$149
Koninklijke KPN N.V.	15,901	55
Koninklijke Philips N.V.	4,388	134
NN Group N.V.	1,273	64
Prosus N.V.	4,488	242
Randstad N.V.	567	34
Universal Music Group N.V.	3,434	92
Wolters Kluwer N.V.	1,274	136
		4,238
New Zealand (0.0%) (a)
Auckland International Airport Ltd. (i)	5,910	32
Fisher & Paykel Healthcare Corp., Ltd.	2,672	45
Mercury NZ Ltd.	3,099	13
Meridian Energy Ltd.	6,057	21
Ryman Healthcare Ltd.	1,952	12
Spark New Zealand Ltd.	8,452	27
		150
Norway (0.1%)
Adevinta ASA (i)	1,166	11
Aker BP ASA	567	21
DNB Bank ASA	4,162	94
Equinor ASA	4,428	165
Gjensidige Forsikring ASA	895	22
Mowi ASA	1,978	53
Norsk Hydro ASA	6,017	59
Orkla ASA	3,364	30
Schibsted ASA, Class A	335	8
Schibsted ASA, Class B	450	10
Telenor ASA	3,157	45
Yara International ASA	737	37
		555
Portugal (0.0%) (a)
EDP — Energias de Portugal SA	13,633	67
EDP Renovaveis SA	1,422	36
Galp Energia SGPS SA	2,436	31
Jeronimo Martins SGPS SA	1,374	33
		167
Russia (0.0%) (a)
Raspadskaya OJSC (f)(i)	1,062	—
Singapore (0.2%)
Ascendas REIT	16,600	36
CapitaLand Integrated Commercial Trust REIT	24,002	40
Capitaland Investment Ltd. (i)	12,800	37
City Developments Ltd.	2,000	12
DBS Group Holdings Ltd.	8,900	233
Genting Singapore Ltd.	29,500	18
Keppel Corp., Ltd.	7,200	34
Mapletree Commercial Trust REIT	11,400	16
Mapletree Logistics Trust REIT	15,200	21
Oversea-Chinese Banking Corp., Ltd.	16,700	151
Sea Ltd. ADR (i)	700	84
Singapore Airlines Ltd. (i)	6,800	27

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Singapore (cont'd)
Singapore Exchange Ltd.	3,900	$29
Singapore Technologies Engineering Ltd.	7,600	23
Singapore Telecommunications Ltd.	40,700	79
United Overseas Bank Ltd.	5,700	133
UOL Group Ltd.	2,300	12
Venture Corp. Ltd.	1,400	18
Wilmar International Ltd.	9,400	32
		1,035
Spain (0.7%)
ACS Actividades de Construccion y Servicios SA	1,152	31
Aena SME SA (i)	355	59
Amadeus IT Group SA (i)	2,132	139
Banco Bilbao Vizcaya Argentaria SA	147,593	843
Banco Santander SA	375,672	1,277
CaixaBank SA	96,130	326
Cellnex Telecom SA	2,413	116
Enagas SA	1,173	26
Endesa SA	1,508	33
Ferrovial SA	2,307	61
Grifols SA	1,414	26
Iberdrola SA	27,446	300
Industria de Diseno Textil SA	5,102	111
Melia Hotels International SA (i)	7,364	55
Naturgy Energy Group SA	922	28
Red Electrica Corp., SA	2,040	42
Repsol SA	6,827	89
Siemens Gamesa Renewable Energy SA (i)	1,140	20
Telefonica SA	24,818	120
Telepizza Group SA (i)	156	1
		3,703
Sweden (0.5%)
Alfa Laval AB	1,471	51
Assa Abloy AB, Class B	4,665	125
Atlas Copco AB, Class A	3,146	163
Atlas Copco AB, Class B	1,830	83
Boliden AB	1,280	65
Electrolux AB	1,048	16
Embracer Group AB (i)	2,271	19
Epiroc AB, Class A	3,129	67
Epiroc AB, Class B	1,839	33
EQT AB	1,417	55
Essity AB, Class B	2,805	66
Evolution AB	810	82
Fastighets AB Balder, Class B (i)	497	33
Getinge AB, Class B	1,089	43
Hennes & Mauritz AB, Class B	3,392	46
Hexagon AB, Class B	9,459	133
Husqvarna AB, Class B	1,973	21
Industrivarden AB, Class A	617	17
Industrivarden AB, Class C	736	20
Investment AB Latour, Class B	701	22
Investor AB, Class A	2,346	55
	Shares	Value (000)
Investor AB, Class B	8,555	$186
Kinnevik AB, Class B (i)	1,132	30
L E Lundbergforetagen AB, Class B	355	18
Lifco AB, Class B	1,098	28
Lundin Energy AB	923	39
Nibe Industrier AB, Class B	6,763	75
Nordea Bank Abp	15,128	156
Sagax AB	779	24
Sandvik AB	5,292	112
Securitas AB, Class B	1,462	16
Sinch AB (i)	2,532	17
Skandinaviska Enskilda Banken AB, Class A	7,578	82
Skanska AB, Class B	1,605	36
SKF AB, Class B	1,794	29
Svenska Cellulosa AB SCA, Class B	2,826	55
Svenska Handelsbanken AB, Class A	6,837	63
Swedbank AB, Class A	4,234	63
Swedish Match AB	6,913	52
Tele2 AB, Class B	2,340	35
Telefonaktiebolaget LM Ericsson, Class B	13,609	124
Telia Co., AB	12,374	50
Volvo AB, Class A	946	18
Volvo AB, Class B	6,752	126
		2,649
Switzerland (1.5%)
ABB Ltd. (Registered)	7,631	248
Adecco Group AG (Registered)	721	33
Alcon, Inc.	2,360	187
Bachem Holding AG	28	15
Baloise Holding AG (Registered)	213	38
Barry Callebaut AG (Registered)	18	42
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	121
Chocoladefabriken Lindt & Sprungli AG	5	59
Cie Financiere Richemont SA (Registered)	2,422	307
Clariant AG (Registered)	1,015	18
Credit Suisse Group AG (Registered)	12,295	97
EMS-Chemie Holding AG (Registered)	33	32
Geberit AG (Registered)	167	103
Givaudan SA (Registered)	42	174
Holcim Ltd. (Registered)	2,405	117
Julius Baer Group Ltd.	1,020	59
Kuehne & Nagel International AG (Registered)	252	72
Logitech International SA (Registered)	814	60
Lonza Group AG (Registered)	349	253
Nestle SA (Registered)	12,993	1,689
Novartis AG (Registered)	10,173	893
Partners Group Holding AG	107	132
Roche Holding AG	149	65
Roche Holding AG (Genusschein)	3,228	1,277
Schindler Holding AG	190	41
Schindler Holding AG (Registered)	96	20
SGS SA (Registered)	27	75

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Sika AG (Registered)	652	$216
Sonova Holding AG (Registered)	255	107
Straumann Holding AG (Registered)	48	77
Swatch Group AG (The)	134	38
Swatch Group AG (The) (Registered)	260	14
Swiss Life Holding AG (Registered)	145	93
Swiss Prime Site AG (Registered)	352	35
Swiss Re AG	1,392	133
Swisscom AG (Registered)	119	71
Temenos AG (Registered)	314	30
UBS Group AG (Registered)	16,333	319
VAT Group AG	127	48
Vifor Pharma AG	231	41
Zurich Insurance Group AG	692	342
		7,791
United Kingdom (2.3%)
3i Group PLC	4,531	82
Aberdeen PLC	10,184	29
Admiral Group PLC	901	30
Anglo American PLC	6,066	315
Antofagasta PLC	1,866	41
Ashtead Group PLC	2,092	132
Associated British Foods PLC	1,657	36
AstraZeneca PLC	7,285	966
Auto Trader Group PLC	4,504	37
AVEVA Group PLC	578	18
Aviva PLC	18,021	107
BAE Systems PLC	14,880	140
Barclays PLC	77,767	151
Barratt Developments PLC	4,794	33
Berkeley Group Holdings PLC	520	25
BP PLC	92,443	453
British American Tobacco PLC	9,872	415
British Land Co., PLC (The) REIT	4,116	29
BT Group PLC	40,549	97
Bunzl PLC	1,563	61
Burberry Group PLC	1,894	41
Coca-Cola HBC AG	942	20
Compass Group PLC	8,392	181
Croda International PLC	643	66
DCC PLC	461	36
Diageo PLC	10,810	548
Entain PLC (i)	2,769	59
Evraz PLC	2,495	—
Experian PLC	4,326	167
Ferguson PLC	1,034	140
G4S PLC	6,437	21
GlaxoSmithKline PLC	23,289	504
Glencore PLC	46,024	299
Halma PLC	1,767	58
Hargreaves Lansdown PLC	1,674	22
	Shares	Value (000)
Hikma Pharmaceuticals PLC	820	$22
HSBC Holdings PLC	94,587	646
Imperial Brands PLC	4,369	92
Informa PLC (i)	6,985	55
InterContinental Hotels Group PLC	7,019	475
Intertek Group PLC	754	51
Intu Properties PLC REIT (i)	5,299	—	@
J Sainsbury PLC	8,250	27
JD Sports Fashion PLC	12,349	24
Johnson Matthey PLC	909	22
Kingfisher PLC	10,086	34
Land Securities Group PLC REIT	3,283	34
Legal & General Group PLC	27,602	98
Lloyds Banking Group PLC	328,948	200
London Stock Exchange Group PLC	1,512	158
M&G PLC	12,149	35
Melrose Industries PLC	20,854	34
Mondi PLC	2,276	44
National Grid PLC	16,791	258
Natwest Group PLC	26,792	76
Next PLC	628	49
Ocado Group PLC (i)	2,301	35
Paragon Offshore PLC (i)	303	—
Pearson PLC	3,537	35
Persimmon PLC	1,500	42
Phoenix Group Holdings PLC	3,017	24
Prudential PLC	12,076	178
Reckitt Benckiser Group PLC	3,305	252
RELX PLC	9,044	281
Rentokil Initial PLC	8,731	60
Rio Tinto PLC	5,182	414
Rolls-Royce Holdings PLC (i)	38,984	51
Sage Group PLC (The)	4,906	45
Schroders PLC	581	24
Segro PLC REIT	5,610	99
Severn Trent PLC	1,176	47
Shell PLC	33,868	928
Smith & Nephew PLC	4,097	65
Smiths Group PLC	1,858	35
Spirax-Sarco Engineering PLC	347	57
SSE PLC	4,871	111
St. James's Place PLC	2,523	48
Standard Chartered PLC	12,211	81
Taylor Wimpey PLC	17,172	29
Tesco PLC	35,671	129
Unilever PLC CVA	12,195	554
United Utilities Group PLC	3,206	47
Vodafone Group PLC	128,157	210
Whitbread PLC (i)	7,775	289
WPP PLC	5,550	73
		12,036

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (19.4%)
10X Genomics, Inc., Class A (i)	179	$14
3M Co.	1,320	197
Abbott Laboratories	4,029	477
AbbVie, Inc.	3,989	647
ABIOMED, Inc. (i)	105	35
Accenture PLC, Class A	1,427	481
Activision Blizzard, Inc.	1,821	146
Adobe, Inc. (i)	1,058	482
Advance Auto Parts, Inc.	141	29
Advanced Micro Devices, Inc. (i)	3,765	412
AES Corp. (The)	1,535	39
Affirm Holdings, Inc. (i)	208	10
Aflac, Inc.	1,451	93
Agilent Technologies, Inc.	690	91
AGNC Investment Corp. REIT	1,214	16
Air Products & Chemicals, Inc.	505	126
Airbnb, Inc., Class A (i)	549	94
Akamai Technologies, Inc. (i)	369	44
Albemarle Corp.	264	58
Alexandria Real Estate Equities, Inc. REIT	330	66
Align Technology, Inc. (i)	174	76
Alleghany Corp. (i)	32	27
Allegion PLC	204	22
Alliant Energy Corp.	566	35
Allstate Corp. (The)	674	93
Ally Financial, Inc.	825	36
Alnylam Pharmaceuticals, Inc. (i)	266	43
Alphabet, Inc., Class A (i)	689	1,916
Alphabet, Inc., Class C (i)	659	1,841
Altice USA, Inc., Class A (i)	1,264	16
Altria Group, Inc.	4,158	217
Amazon.com, Inc. (i)	1,059	3,452
AMC Entertainment Holdings, Inc., Class A (i)	1,298	32
Amcor PLC	3,526	40
AMERCO	23	14
Ameren Corp.	583	55
American Electric Power Co., Inc.	1,138	114
American Express Co.	1,557	291
American Financial Group, Inc.	164	24
American International Group, Inc.	1,967	123
American Tower Corp. REIT	1,032	259
American Water Works Co., Inc.	413	68
Ameriprise Financial, Inc.	262	79
AmerisourceBergen Corp.	355	55
AMETEK, Inc.	524	70
Amgen, Inc.	1,311	317
Amphenol Corp., Class A	1,351	102
Analog Devices, Inc.	1,238	204
Annaly Capital Management, Inc. REIT	3,334	23
ANSYS, Inc. (i)	198	63
Anthem, Inc.	555	273
AO Smith Corp.	303	19
Aon PLC, Class A	520	169
	Shares	Value (000)
Apollo Global Management, Inc.	760	$47
Apple, Inc.	37,415	6,533
Applied Materials, Inc.	2,077	274
Aptiv PLC (i)	4,583	549
Aramark	532	20
Arch Capital Group Ltd. (i)	905	44
Archer-Daniels-Midland Co.	1,277	115
Arista Networks, Inc. (i)	521	72
Arrow Electronics, Inc. (i)	164	19
Arthur J Gallagher & Co.	469	82
Asana, Inc., Class A (i)	165	7
Assurant, Inc.	136	25
AT&T, Inc.	16,359	387
Atmos Energy Corp.	299	36
Autodesk, Inc. (i)	500	107
Autoliv, Inc.	2,802	214
Automatic Data Processing, Inc.	961	219
AutoZone, Inc. (i)	49	100
Avalara, Inc. (i)	203	20
AvalonBay Communities, Inc. REIT	318	79
Avantor, Inc. (i)	1,210	41
Avery Dennison Corp.	189	33
Baker Hughes Co.	1,875	68
Ball Corp.	743	67
Bank of America Corp.	17,394	717
Bank of New York Mellon Corp. (The)	1,879	93
Bath & Body Works, Inc.	600	29
Baxter International, Inc.	1,144	89
Becton Dickinson & Co.	659	175
Bentley Systems, Inc., Class B	396	17
Berkshire Hathaway, Inc., Class B (i)	3,010	1,062
Best Buy Co., Inc.	522	47
Bill.Com Holdings, Inc. (i)	170	39
Bio-Rad Laboratories, Inc., Class A (i)	51	29
Bio-Techne Corp.	89	39
Biogen, Inc. (i)	342	72
BioMarin Pharmaceutical, Inc. (i)	425	33
Black Knight, Inc. (i)	356	21
BlackRock, Inc.	346	264
Blackstone Group, Inc. (The)	1,574	200
Block, Inc. (i)	390	54
Block, Inc., Class A (i)	936	127
Boeing Co. (The) (i)	1,296	248
Booking Holdings, Inc. (i)	95	223
Booz Allen Hamilton Holding Corp.	310	27
BorgWarner, Inc.	7,376	287
Boston Properties, Inc. REIT	346	45
Boston Scientific Corp. (i)	3,279	145
Bristol-Myers Squibb Co.	5,132	375
Broadcom, Inc.	870	548
Broadridge Financial Solutions, Inc.	263	41
Brown & Brown, Inc.	550	40
Brown-Forman Corp., Class B	704	47
Bunge Ltd.	321	36

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Burlington Stores, Inc. (i)	153	$28
Cable One, Inc.	12	18
Cadence Design Systems, Inc. (i)	621	102
Caesars Entertainment, Inc. (i)	492	38
Camden Property Trust REIT	229	38
Campbell Soup Co.	442	20
Capital One Financial Corp.	1,019	134
Cardinal Health, Inc.	668	38
Carlyle Group, Inc. (The)	364	18
CarMax, Inc. (i)	368	35
Carnival Corp. (i)	1,913	39
Carrier Global Corp.	1,908	88
Carvana Co. (i)	174	21
Catalent, Inc. (i)	395	44
Caterpillar, Inc.	1,259	281
Cboe Global Markets, Inc.	240	27
CBRE Group, Inc., Class A (i)	766	70
CDW Corp.	316	57
Celanese Corp.	252	36
Centene Corp. (i)	1,276	107
CenterPoint Energy, Inc.	1,344	41
Ceridian HCM Holding, Inc. (i)	313	21
Cerner Corp.	687	64
CF Industries Holdings, Inc.	476	49
CH Robinson Worldwide, Inc.	293	32
Charles River Laboratories International, Inc. (i)	114	32
Charles Schwab Corp. (The)	3,333	281
Charter Communications, Inc., Class A (i)	295	161
Cheniere Energy, Inc.	551	76
Chevron Corp.	4,449	724
Chewy, Inc., Class A (i)	223	9
Chipotle Mexican Grill, Inc. (i)	65	103
Choice Hotels International, Inc.	1,874	266
Chubb Ltd.	998	213
Church & Dwight Co., Inc.	562	56
Cigna Corp.	771	185
Cincinnati Financial Corp.	346	47
Cintas Corp.	209	89
Cisco Systems, Inc.	9,420	525
Citigroup, Inc.	4,772	255
Citizens Financial Group, Inc.	982	44
Citrix Systems, Inc.	284	29
Clarivate PLC (i)	807	14
Clorox Co. (The)	279	39
Cloudflare, Inc., Class A (i)	556	67
CME Group, Inc.	823	196
CMS Energy Corp.	657	46
Coca-Cola Co. (The)	9,222	572
Cognex Corp.	403	31
Cognizant Technology Solutions Corp., Class A	1,189	107
Coinbase Global, Inc., Class A (i)	90	17
Colgate-Palmolive Co.	1,804	137
Comcast Corp., Class A	10,410	487
	Shares	Value (000)
Conagra Brands, Inc.	1,094	$37
ConocoPhillips	12,162	1,216
Consolidated Edison, Inc.	800	76
Constellation Brands, Inc., Class A	383	88
Constellation Energy Corp.	735	41
Cooper Cos., Inc. (The)	113	47
Copart, Inc. (i)	489	61
Corning, Inc.	1,854	68
Corteva, Inc.	1,686	97
CoStar Group, Inc. (i)	913	61
Costco Wholesale Corp.	955	550
Coterra Energy, Inc.	7,351	198
Coupa Software, Inc. (i)	174	18
Crowdstrike Holdings, Inc., Class A (i)	439	100
Crown Castle International Corp. REIT	975	180
Crown Holdings, Inc.	290	36
CSX Corp.	5,149	193
Cummins, Inc.	331	68
CVS Health Corp.	2,983	302
Danaher Corp.	1,466	430
Darden Restaurants, Inc.	297	39
Datadog, Inc., Class A (i)	436	66
DaVita, Inc. (i)	155	18
Deere & Co.	677	281
Dell Technologies, Inc., Class C (i)	635	32
Delta Air Lines, Inc. (i)	371	15
Dentsply Sirona, Inc.	498	24
Devon Energy Corp.	5,950	352
DexCom, Inc. (i)	220	113
Diamondback Energy, Inc.	1,619	222
Digital Realty Trust, Inc. REIT	642	91
Discover Financial Services	678	75
Discovery, Inc., Class A (i)	389	10
Discovery, Inc., Class C (i)	724	18
DISH Network Corp., Class A (i)	564	18
DocuSign, Inc. (i)	458	49
Dollar General Corp.	534	119
Dollar Tree, Inc. (i)	504	81
Dominion Energy, Inc.	1,846	157
Domino's Pizza, Inc.	84	34
DoorDash, Inc., Class A (i)	250	29
Dover Corp.	330	52
Dow, Inc.	1,700	108
DR Horton, Inc.	769	57
DraftKings, Inc., Class A (i)	766	15
Dropbox, Inc., Class A (i)	722	17
DTE Energy Co.	440	58
Duke Energy Corp.	1,738	194
Duke Realty Corp. REIT	862	50
DuPont de Nemours, Inc.	1,183	87
Dynatrace, Inc. (i)	425	20
Eastman Chemical Co.	308	35
Eaton Corp., PLC	901	137
eBay, Inc.	1,487	85

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Ecolab, Inc.	585	$103
Edison International	860	60
Edwards Lifesciences Corp. (i)	1,417	167
Elanco Animal Health, Inc. (i)	983	26
Electronic Arts, Inc.	648	82
Eli Lilly & Co.	1,851	530
Emerson Electric Co.	1,365	134
Enphase Energy, Inc. (i)	292	59
Entegris, Inc.	311	41
Entergy Corp.	455	53
EOG Resources, Inc.	1,351	161
EPAM Systems, Inc. (i)	129	38
Equifax, Inc.	276	65
Equinix, Inc. REIT	205	152
Equitable Holdings, Inc.	853	26
Equity Lifestyle Properties, Inc. REIT	398	30
Equity Residential REIT	812	73
Erie Indemnity Co., Class A	57	10
Essential Utilities, Inc.	531	27
Essex Property Trust, Inc. REIT	149	51
Estee Lauder Cos., Inc. (The), Class A	524	143
Etsy, Inc. (i)	301	37
Everest Re Group Ltd.	91	27
Evergy, Inc.	521	36
Eversource Energy	784	69
Exact Sciences Corp. (i)	395	28
Exelon Corp.	2,206	105
Expedia Group, Inc. (i)	338	66
Expeditors International of Washington, Inc.	383	39
Extra Space Storage, Inc. REIT	303	62
Exxon Mobil Corp.	9,708	802
F5 Networks, Inc. (i)	137	29
Factset Research Systems, Inc.	86	37
Fair Isaac Corp. (i)	65	30
Fastenal Co.	1,298	77
FedEx Corp.	578	134
Fidelity National Financial, Inc.	621	30
Fidelity National Information Services, Inc.	1,415	142
Fifth Third Bancorp	1,590	68
First Republic Bank	406	66
FirstEnergy Corp.	1,233	57
Fiserv, Inc. (i)	1,366	138
FleetCor Technologies, Inc. (i)	180	45
FMC Corp.	293	39
Ford Motor Co.	8,620	146
Fortinet, Inc. (i)	305	104
Fortive Corp.	779	47
Fortune Brands Home & Security, Inc.	315	23
Fox Corp., Class A	739	29
Fox Corp., Class B	346	13
Franklin Resources, Inc.	684	19
Freeport-McMoRan, Inc.	3,386	168
Garmin Ltd.	348	41
	Shares	Value (000)
Gartner, Inc. (i)	188	$56
Generac Holdings, Inc. (i)	145	43
General Dynamics Corp.	540	130
General Electric Co.	2,535	232
General Mills, Inc.	1,376	93
General Motors Co. (i)	2,891	126
Genuine Parts Co.	327	41
Gilead Sciences, Inc.	2,875	171
Global Payments, Inc.	680	93
Globe Life, Inc.	222	22
GoDaddy, Inc., Class A (i)	385	32
Goldman Sachs Group, Inc. (The)	783	258
Guidewire Software, Inc. (i)	181	17
Halliburton Co.	2,039	77
Hartford Financial Services Group, Inc. (The)	794	57
Hasbro, Inc.	297	24
HCA Healthcare, Inc.	585	147
Healthpeak Properties, Inc. REIT	1,238	42
HEICO Corp.	99	15
HEICO Corp., Class A	166	21
Henry Schein, Inc. (i)	323	28
Hershey Co. (The)	329	71
Hess Corp.	641	69
Hewlett Packard Enterprise Co.	3,023	51
Hilton Grand Vacations, Inc. (i)	3,965	206
Hilton Worldwide Holdings, Inc. (i)	10,014	1,520
Hologic, Inc. (i)	583	45
Home Depot, Inc. (The)	2,405	720
Honeywell International, Inc.	1,556	303
Horizon Therapeutics PLC (i)	492	52
Hormel Foods Corp.	668	34
Host Hotels & Resorts, Inc. REIT	1,655	32
Howmet Aerospace, Inc.	881	32
HP, Inc.	2,737	99
HubSpot, Inc. (i)	103	49
Humana, Inc.	292	127
Huntington Bancshares, Inc.	3,413	50
Huntington Ingalls Industries, Inc.	92	18
Hyatt Hotels Corp., Class A (i)	3,686	352
IAC/InterActiveCorp (i)	183	18
IDEX Corp.	173	33
IDEXX Laboratories, Inc. (i)	194	106
Illinois Tool Works, Inc.	716	150
Illumina, Inc. (i)	334	117
Incyte Corp. (i)	440	35
Ingersoll Rand, Inc.	931	47
Insulet Corp. (i)	161	43
Intel Corp.	9,297	461
Intercontinental Exchange, Inc.	1,281	169
International Business Machines Corp.	2,049	266
International Flavors & Fragrances, Inc.	571	75
International Paper Co.	855	39
Interpublic Group of Cos., Inc. (The)	891	32
Intuit, Inc.	619	298
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Intuitive Surgical, Inc. (i)	811	$245
Invesco Ltd.	795	18
Invitation Homes, Inc. REIT	1,314	53
IPG Photonics Corp. (i)	87	10
IQVIA Holdings, Inc. (i)	440	102
Iron Mountain, Inc. REIT	652	36
Jack Henry & Associates, Inc.	168	33
Jackson Financial, Inc., Class A	324	14
Jacobs Engineering Group, Inc.	295	41
Jazz Pharmaceuticals PLC (i)	140	22
JB Hunt Transport Services, Inc.	191	38
JM Smucker Co. (The)	244	33
Johnson & Johnson	6,045	1,071
Johnson Controls International PLC	1,629	107
JPMorgan Chase & Co.	6,850	934
Juniper Networks, Inc.	722	27
Kellogg Co.	582	38
Keurig Dr Pepper, Inc.	1,600	61
KeyCorp	2,194	49
Keysight Technologies, Inc. (i)	422	67
Kimberly-Clark Corp.	766	94
Kinder Morgan, Inc.	4,688	89
KKR & Co., Inc.	1,205	70
KLA Corp.	352	129
Knight-Swift Transportation Holdings, Inc.	355	18
Kraft Heinz Co. (The)	1,526	60
Kroger Co. (The)	1,596	92
L3Harris Technologies, Inc.	462	115
Laboratory Corp. of America Holdings (i)	213	56
Lam Research Corp.	323	174
Las Vegas Sands Corp. (i)	796	31
Lear Corp.	1,858	265
Leidos Holdings, Inc.	308	33
Lennar Corp., Class A	631	51
Lennox International, Inc.	77	20
Liberty Broadband Corp., Class A (i)	58	8
Liberty Broadband Corp., Class C (i)	333	45
Liberty Global PLC, Class A (i)	357	9
Liberty Global PLC Series C (i)	781	20
Liberty Media Corp-Liberty SiriusXM, Class A (i)	189	9
Liberty Media Corp-Liberty SiriusXM, Class C (i)	387	18
Liberty Media Corp.-Liberty Formula One, Class C (i)	443	31
Lincoln National Corp.	413	27
Linde PLC	1,174	375
Live Nation Entertainment, Inc. (i)	373	44
LKQ Corp.	635	29
Lockheed Martin Corp.	568	251
Loews Corp.	499	32
Lowe's Cos., Inc.	1,576	319
Lucid Group, Inc. (i)	898	23
Lululemon Athletica, Inc. (i)	275	100
Lumen Technologies, Inc.	2,155	24
Lyft, Inc., Class A (i)	618	24
	Shares	Value (000)
LyondellBasell Industries N.V., Class A	612	$63
M&T Bank Corp.	295	50
Marathon Oil Corp.	5,312	133
Marathon Petroleum Corp.	1,466	125
Markel Corp. (i)	31	46
MarketAxess Holdings, Inc.	86	29
Marriott International, Inc., Class A (i)	11,543	2,029
Marriott Vacations Worldwide Corp.	1,425	225
Marsh & McLennan Cos., Inc.	1,151	196
Martin Marietta Materials, Inc.	140	54
Marvell Technology, Inc.	1,904	137
Masco Corp.	562	29
Masimo Corp. (i)	119	17
Mastercard, Inc., Class A	1,991	712
Match Group, Inc. (i)	604	66
McCormick & Co., Inc.	565	56
McDonald's Corp.	1,695	419
McKesson Corp.	354	108
Medical Properties Trust, Inc. REIT	1,362	29
Medtronic PLC	3,094	343
MercadoLibre, Inc. (i)	101	120
Merck & Co., Inc.	5,822	478
Meta Platforms, Inc., Class A (i)	5,452	1,212
MetLife, Inc.	1,668	117
Mettler-Toledo International, Inc. (i)	53	73
MGM Resorts International	890	37
Microchip Technology, Inc.	1,251	94
Micron Technology, Inc.	2,578	201
Microsoft Corp.	15,999	4,933
Mid-America Apartment Communities, Inc. REIT	266	56
Moderna, Inc. (i)	842	145
Mohawk Industries, Inc. (i)	134	17
Molina Healthcare, Inc. (i)	133	44
Molson Coors Beverage Co., Class B	430	23
Mondelez International, Inc., Class A	3,146	197
MongoDB, Inc. (i)	135	60
Monolithic Power Systems, Inc.	102	50
Monster Beverage Corp. (i)	897	72
Moody's Corp.	381	129
Mosaic Co. (The)	835	56
Motorola Solutions, Inc.	380	92
MSCI, Inc.	187	94
Nasdaq, Inc.	267	48
NetApp, Inc.	516	43
Netflix, Inc. (i)	1,015	380
Neurocrine Biosciences, Inc. (i)	219	21
Newell Brands, Inc.	881	19
Newmont Corp.	1,837	146
News Corp., Class A	903	20
NextEra Energy, Inc.	4,464	378
NIKE, Inc., Class B	2,911	392
NiSource, Inc.	894	28
Nordson Corp.	118	27
Norfolk Southern Corp.	560	160

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Northern Trust Corp.	455	$53
Northrop Grumman Corp.	347	155
NortonLifeLock, Inc.	1,314	35
Novavax, Inc. (i)	170	13
Novocure Ltd. (i)	219	18
NRG Energy, Inc.	554	21
Nucor Corp.	674	100
NVIDIA Corp.	5,775	1,576
NVR, Inc. (i)	8	36
NXP Semiconductors N.V.	1,476	273
O'Reilly Automotive, Inc. (i)	156	107
Oak Street Health, Inc. (i)	218	6
Occidental Petroleum Corp.	2,153	122
Okta, Inc. (i)	290	44
Old Dominion Freight Line, Inc.	224	67
Omnicom Group, Inc.	488	41
ON Semiconductor Corp. (i)	970	61
ONEOK, Inc.	1,022	72
Oracle Corp.	3,296	273
Otis Worldwide Corp.	927	71
Owens Corning	238	22
PACCAR, Inc.	790	70
Packaging Corp. of America	219	34
Palantir Technologies, Inc., Class A (i)	3,705	51
Palo Alto Networks, Inc. (i)	222	138
Paramount Global, Class B	1,392	53
Parker Hannifin Corp.	292	83
Paychex, Inc.	735	100
Paycom Software, Inc. (i)	118	41
PayPal Holdings, Inc. (i)	2,604	301
PDC Energy, Inc.	644	47
Peloton Interactive, Inc., Class A (i)	676	18
Pentair PLC	373	20
PepsiCo, Inc.	3,131	524
PerkinElmer, Inc.	256	45
Pfizer, Inc.	12,711	658
PG&E Corp. (i)	3,455	41
Philip Morris International, Inc.	3,537	332
Phillips 66	1,008	87
Pinterest, Inc., Class A (i)	1,317	32
Pioneer Natural Resources Co.	2,227	557
Plug Power, Inc. (i)	1,220	35
PNC Financial Services Group, Inc. (The)	971	179
Pool Corp.	90	38
PPG Industries, Inc.	542	71
PPL Corp.	1,758	50
Principal Financial Group, Inc.	611	45
Procter & Gamble Co. (The)	5,503	841
Progressive Corp. (The)	1,337	152
ProLogis, Inc. REIT	1,681	271
Prudential Financial, Inc.	882	104
PTC, Inc. (i)	256	28
Public Service Enterprise Group, Inc.	1,149	80
	Shares	Value (000)
Public Storage REIT	356	$139
Pulte Group, Inc.	590	25
Qorvo, Inc. (i)	258	32
QUALCOMM, Inc.	2,571	393
Quest Diagnostics, Inc.	276	38
Raymond James Financial, Inc.	428	47
Raytheon Technologies Corp.	3,459	343
Realty Income Corp. REIT	1,263	88
Regency Centers Corp. REIT	351	25
Regeneron Pharmaceuticals, Inc. (i)	238	166
Regions Financial Corp.	2,200	49
Republic Services, Inc.	506	67
ResMed, Inc.	338	82
RingCentral, Inc., Class A (i)	179	21
Rivian Automotive, Inc., Class A (i)	405	20
Robert Half International, Inc.	255	29
Rockwell Automation, Inc.	263	74
Roku, Inc. (i)	270	34
Rollins, Inc.	508	18
Roper Technologies, Inc.	240	113
Ross Stores, Inc.	817	74
Royal Caribbean Cruises Ltd. (i)	525	44
Royalty Pharma PLC, Class A	791	31
RPM International, Inc.	295	24
S&P Global, Inc.	795	326
salesforce.com, Inc. (i)	2,221	472
SBA Communications Corp. REIT	248	85
Schlumberger N.V.	3,198	132
Seagate Technology Holdings PLC	472	42
Seagen, Inc. (i)	316	46
Sealed Air Corp.	340	23
SEI Investments Co.	278	17
Sempra Energy	729	123
Sensata Technologies Holding PLC (i)	361	18
ServiceNow, Inc. (i)	449	250
Sherwin-Williams Co. (The)	569	142
Signature Bank	145	43
Simon Property Group, Inc. REIT	755	99
Sirius XM Holdings, Inc.	2,289	15
Skyworks Solutions, Inc.	376	50
Snap, Inc., Class A (i)	2,484	89
Snap-On, Inc.	122	25
Snowflake, Inc., Class A (i)	474	109
SoFi Technologies, Inc. (i)	1,224	12
SolarEdge Technologies, Inc. (i)	122	39
Southern Co. (The)	2,399	174
Southwest Airlines Co. (i)	350	16
Splunk, Inc. (i)	384	57
SS&C Technologies Holdings, Inc.	523	39
Stanley Black & Decker, Inc.	365	51
Starbucks Corp.	2,671	243
State Street Corp.	842	73
Steel Dynamics, Inc.	476	40
Steris PLC	230	56

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Stryker Corp.	780	$209
Sun Communities, Inc. REIT	266	47
Sunrun, Inc. (i)	401	12
SVB Financial Group (i)	136	76
Synchrony Financial	1,308	46
Synopsys, Inc. (i)	345	115
Sysco Corp.	1,174	96
T Rowe Price Group, Inc.	533	81
T-Mobile US, Inc. (i)	1,418	182
Take-Two Interactive Software, Inc. (i)	269	41
Target Corp.	1,117	237
TE Connectivity Ltd.	735	96
Teladoc Health, Inc. (i)	331	24
Teledyne Technologies, Inc. (i)	105	50
Teleflex, Inc.	108	38
Teradyne, Inc.	377	45
Tesla, Inc. (i)	1,903	2,051
Texas Instruments, Inc.	2,107	387
Textron, Inc.	507	38
Thermo Fisher Scientific, Inc.	894	528
TJX Cos., Inc. (The)	2,742	166
Tractor Supply Co.	259	60
Trade Desk, Inc. (The), Class A (i)	997	69
Tradeweb Markets, Inc., Class A	239	21
Trane Technologies PLC	543	83
TransDigm Group, Inc. (i)	120	78
TransUnion	438	45
Travelers Cos., Inc. (The)	569	104
Trimble, Inc. (i)	581	42
Truist Financial Corp.	3,072	174
Twilio, Inc., Class A (i)	381	63
Twitter, Inc. (i)	1,874	72
Tyler Technologies, Inc. (i)	93	41
Tyson Foods, Inc., Class A	673	60
Uber Technologies, Inc. (i)	2,845	101
UDR, Inc. REIT	681	39
UGI Corp.	476	17
Ulta Beauty, Inc. (i)	119	47
Union Pacific Corp.	1,489	407
United Parcel Service, Inc., Class B	1,642	352
United Rentals, Inc. (i)	170	60
UnitedHealth Group, Inc.	2,161	1,102
Unity Software, Inc. (i)	129	13
Universal Health Services, Inc., Class B	176	25
Upstart Holdings, Inc. (i)	48	5
US Bancorp	3,203	170
Vail Resorts, Inc.	93	24
Valero Energy Corp.	939	95
Veeva Systems, Inc., Class A (i)	319	68
Ventas, Inc. REIT	907	56
VeriSign, Inc. (i)	227	50
Verisk Analytics, Inc.	349	75
Verizon Communications, Inc.	9,454	482
Vertex Pharmaceuticals, Inc. (i)	596	156
	Shares	Value (000)
VF Corp.	760	$43
Viatris, Inc.	2,767	30
VICI Properties, Inc. REIT	1,404	40
Visa, Inc., Class A	3,830	849
Vistra Corp.	996	23
VMware, Inc., Class A	480	55
Vornado Realty Trust REIT	379	17
Vulcan Materials Co.	299	55
Walgreens Boots Alliance, Inc.	1,675	75
Walmart, Inc.	3,519	524
Walt Disney Co. (The) (i)	4,175	573
Waste Connections, Inc.	594	83
Waste Management, Inc.	952	151
Waters Corp. (i)	141	44
Wayfair, Inc., Class A (i)	183	20
WEC Energy Group, Inc.	716	71
Wells Fargo & Co.	9,353	453
Welltower, Inc. REIT	985	95
West Pharmaceutical Services, Inc.	167	69
Western Digital Corp. (i)	706	35
Western Union Co. (The)	930	17
Westinghouse Air Brake Technologies Corp.	412	40
WestRock Co.	616	29
Weyerhaeuser Co. REIT	1,708	65
Whirlpool Corp.	141	24
Williams Cos., Inc. (The)	2,802	94
Willis Towers Watson PLC	294	69
Workday, Inc., Class A (i)	435	104
WP Carey, Inc. REIT	421	34
WR Berkley Corp.	483	32
WW Grainger, Inc.	100	52
Wyndham Hotels & Resorts, Inc.	3,124	265
Wynn Resorts Ltd. (i)	238	19
Xcel Energy, Inc.	1,224	88
Xylem, Inc.	415	35
Yum! Brands, Inc.	669	79
Zebra Technologies Corp., Class A (i)	120	50
Zendesk, Inc. (i)	277	33
Zillow Group, Inc., Class A (i)	143	7
Zillow Group, Inc., Class C (i)	391	19
Zimmer Biomet Holdings, Inc.	486	62
Zimvie, Inc.	48	1
Zoetis, Inc.	1,079	203
Zoom Video Communications, Inc., Class A (i)	501	59
ZoomInfo Technologies, Inc., Class A (i)	513	31
Zscaler, Inc. (i)	185	45
		100,527
Total Common Stocks (Cost $110,712)		177,212
Short-Term Investments (18.6%)
Investment Company (18.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $94,158)	94,158,142	94,158

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
0.06%, 7/14/22 (j)(k) (Cost $2,291)	$2,291	$2,287
Total Short-Term Investments (Cost $96,449)		96,445
Total Investments (100.3%) (Cost $467,718) (l)(m)(n)		519,591
Liabilities in Excess of Other Assets (–0.3%)		(1,414)
Net Assets (100.0%)		$518,177

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Amount is less than 0.05%.

(b)  Security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.

(f)  At March 31, 2022, the Fund held a fair valued security at approximately $11,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(g)  Non-income producing security; bond in default.

(h)  Issuer in bankruptcy.

(i)  Non-income producing security.

(j)  Rate shown is the yield to maturity at March 31, 2022.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  The approximate fair value and percentage of net assets, $65,755,000 and 12.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(n)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $78,646,000 and the aggregate gross unrealized depreciation is approximately $35,238,000, resulting in net unrealized appreciation of approximately $43,408,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

ASX  Australian Stock Exchange.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

EURIBOR  Euro Interbank Offered Rate.

Euronext  Euronext Paris Exchange.

Euronext N.V.  Euronext Amsterdam Stock Market.

FSE  Frankfurt Stock Exchange.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

OJSC  Open Joint Stock Company.

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$2,085	EUR	1,829	5/20/22	$(58)
Bank of America NA		$2,118	JPY	244,506	5/20/22	(108)
Bank of America NA	CNH	10,096		$1,570	6/16/22	(12)
Bank of America NA	EUR	417		$459	6/16/22	(3)
Bank of America NA		$169	ILS	554	6/16/22	5
Bank of America NA		$16	NZD	23	6/16/22	— @
Bank of America NA	PLN	252		$58	6/15/22	(2)
Bank of New York Mellon	EUR	179		$197	6/16/22	(1)
Barclays Bank PLC	AUD	4,391		$3,133	5/20/22	(155)
Barclays Bank PLC		$1,091	CHF	1,007	5/20/22	1
Barclays Bank PLC	CAD	23		$18	6/16/22	(— @)
Barclays Bank PLC	CHF	6		$6	6/16/22	(— @)
Barclays Bank PLC	EUR	38		$42	6/16/22	(— @)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	CZK	3,191		$146	5/20/22	$3
BNP Paribas SA		$111	IDR	1,589,201	5/20/22	(— @)
BNP Paribas SA		$108	PEN	411	5/20/22	3
BNP Paribas SA		$144	RON	632	5/20/22	(3)
BNP Paribas SA	BRL	2,101		$405	6/15/22	(28)
BNP Paribas SA	AUD	116		$83	6/16/22	(3)
BNP Paribas SA	CHF	42		$45	6/16/22	(1)
BNP Paribas SA	EUR	3,993		$4,397	6/16/22	(33)
BNP Paribas SA	GBP	132		$172	6/16/22	(1)
BNP Paribas SA	HKD	1,364		$174	6/16/22	— @
BNP Paribas SA	INR	179,048		$2,316	6/16/22	(29)
BNP Paribas SA		$25	CLP	20,309	6/16/22	1
BNP Paribas SA		$63	COP	242,881	6/16/22	— @
BNP Paribas SA		$20	IDR	285,595	6/16/22	(— @)
BNP Paribas SA		$2,361	MXN	50,138	6/16/22	127
Citibank NA		$10	CZK	229	6/16/22	— @
Citibank NA		$78	ILS	255	6/16/22	2
Citibank NA		$7	THB	223	6/16/22	— @
Commonwealth Bank of Australia	EUR	70		$77	6/16/22	(1)
Credit Suisse International	EUR	49		$53	6/16/22	(— @)
Goldman Sachs International	CAD	743		$580	6/16/22	(14)
Goldman Sachs International	EUR	7,972		$8,779	6/16/22	(65)
Goldman Sachs International	JPY	4,852		$41	6/16/22	1
Goldman Sachs International	NOK	568		$63	6/16/22	(2)
Goldman Sachs International		$12	CZK	278	6/16/22	— @
Goldman Sachs International		$1,965	EUR	1,780	6/16/22	9
Goldman Sachs International		$41	KRW	49,824	6/16/22	1
Goldman Sachs International		$540	MXN	10,894	6/16/22	1
Goldman Sachs International		$236	THB	7,828	6/16/22	— @
Goldman Sachs International		$9,766	THB	327,541	6/16/22	95
Goldman Sachs International		$2,238	KRW	2,682,042	5/20/22	(27)
Goldman Sachs International		$108	PLN	433	5/20/22	(6)
JPMorgan Chase Bank NA	RUB	6,171		$79	5/20/22	7
JPMorgan Chase Bank NA		$24	AUD	33	5/20/22	1
JPMorgan Chase Bank NA		$260	CZK	5,707	5/20/22	(3)
JPMorgan Chase Bank NA		$2	JPY	262	5/20/22	(— @)
JPMorgan Chase Bank NA		$27	NOK	237	5/20/22	— @
JPMorgan Chase Bank NA		$80	NOK	707	5/20/22	1
JPMorgan Chase Bank NA		$58	RUB	6,171	5/20/22	14
JPMorgan Chase Bank NA		$365	SEK	3,397	5/20/22	(4)
JPMorgan Chase Bank NA		$422	SGD	569	5/20/22	(3)
JPMorgan Chase Bank NA	CNY	226,309		$35,281	6/16/22	(254)
JPMorgan Chase Bank NA	JPY	106,530		$903	6/16/22	27
JPMorgan Chase Bank NA	NOK	449		$50	6/16/22	(1)
JPMorgan Chase Bank NA	TWD	288,127		$10,221	6/16/22	158
State Street Bank and Trust Co.	AUD	12		$9	6/16/22	(— @)
UBS AG	CAD	633		$497	5/20/22	(9)
UBS AG	CZK	2,000		$89	5/20/22	(2)
UBS AG	DKK	508		$77	5/20/22	2
UBS AG	EUR	643		$719	5/20/22	7
UBS AG	GBP	1,381		$1,868	5/20/22	54
UBS AG	JPY	5,928		$49	5/20/22	— @
UBS AG	JPY	3,743		$33	5/20/22	2
UBS AG	MXN	2,348		$113	5/20/22	(4)
UBS AG		$4,365	CNH	27,898	5/20/22	13
UBS AG		$47	EUR	41	5/20/22	(1)
UBS AG		$94	HUF	29,662	5/20/22	(5)
UBS AG		$49	JPY	5,928	4/5/22	(— @)
UBS AG		$143	NZD	216	5/20/22	7
UBS AG		$640	THB	20,723	5/20/22	(17)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	ZAR	1,082		$71	6/15/22	$(3)
UBS AG	CHF	188		$201	6/16/22	(4)
UBS AG	DKK	370		$55	6/16/22	(— @)
UBS AG	EUR	6,599		$7,266	6/16/22	(54)
UBS AG	GBP	3		$4	6/16/22	(— @)
UBS AG	JPY	17,561		$149	6/16/22	4
UBS AG	SEK	276		$29	6/16/22	(1)
UBS AG	TRY	458		$28	6/16/22	(1)
UBS AG		$229	CAD	287	6/16/22	(— @)
UBS AG		$754	EUR	677	6/16/22	(2)
UBS AG		$3,532	EUR	3,201	6/16/22	20
UBS AG		$367	GBP	279	6/16/22	(— @)
UBS AG		$14	HUF	4,751	6/16/22	— @
UBS AG		$459	JPY	55,658	6/16/22	(1)
UBS AG		$4,561	MXN	96,877	6/16/22	247
UBS AG		$131	SEK	1,218	6/16/22	(1)
UBS AG		$33	SGD	45	6/16/22	— @
Westpac Banking Corp.	JPY	40,180		$331	5/20/22	1
						$(108)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Crude Oil WTI Index (United States)	58	Nov-23		$58	$4,704	$94
German Euro-Schatz Index (Germany)	10	Jun-22	EUR	1,000	1,225	(14)
LME Aluminium Index (United Kingdom)	33	May-22	GBP	1	2,877	198
SGX MSCI Singapore (Singapore)	2	Apr-22	SGD	— @	49	1
South Korea 10 yr. Bond (Korea, Republic of)	24	Jun-22	KRW	2,400,000	2,317	(44)
U.S. Treasury 10 yr. Note (United States)	76	Jun-22		$7,600	9,338	(67)
U.S. Treasury 5 yr. Note (United States)	24	Jun-22		2,400	2,753	(66)
U.S. Treasury Long Bond (United States)	3	Jun-22		300	450	(13)
U.S. Treasury Ultra Bond (United States)	1	Jun-22		100	177	2
Short:
CME Bitcoin Index (United States)	4	Apr-22		(— @)	(915)	(72)
Copper Future (United States)	21	May-22		(525)	(2,494)	(118)
Euro Stoxx 50 Index (Germany)	92	Jun-22	EUR	(1)	(3,891)	(193)
German Euro-BTP Index (Germany)	91	Jun-22		(9,100)	(13,923)	545
German Euro-Bund Index (Germany)	14	Jun-22		(1,400)	(2,457)	109
MSCI Emerging Market Index (United States)	38	Jun-22		$(2)	(2,138)	(38)
Nikkei 255 Index (Japan)	18	Jun-22	JPY	(9)	(2,036)	(143)
S&P 500 E Mini Index (United States)	63	Jun-22		$(3)	(14,272)	(808)
SGX NIFTY 50 Index (Singapore)	66	Apr-22	SGD	(— @)	(2,315)	(21)
U.S. Treasury 2 yr. Note (United States)	114	Jun-22		$(22,800)	(24,159)	327

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 5 yr. Note (United States)	297	Jun-22	$(29,700)	$(34,062)	$832
Ultra 10-Year U.S. Treasury Note (United States)	57	Jun-22	(5,700)	(7,722)	337
					$848

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2022:

Swap Counterparty	Floating Rate Index	Pay Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received 000	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14%	Quarterly/ Quarterly	7/3/23	MXN	114,391	$(158)	$—	$(158)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14	Quarterly/ Quarterly	7/3/23		114,391	(159)	—	(159)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.13	Quarterly/ Quarterly	7/5/23		114,391	(160)	—	(160)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.92	Quarterly/ Quarterly	8/4/23		16,325	(27)	—	(27)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/26/23		126,163	(125)	—	(125)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.31	Quarterly/ Quarterly	12/26/23		128,075	(126)	—	(126)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/27/23		128,075	(128)	—	(128)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	10.55	Semi-Annual/ Quarterly	1/2/25	BRL	10,628	(44)	—	(44)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	10.55	Semi-Annual/ Quarterly	1/2/25		10,628	(44)	—	(44)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.63	Semi-Annual/ Quarterly	1/2/25		24,422	75	—	75
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.69	Semi-Annual/ Quarterly	1/2/25		20,998	72	—	72
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.74	Semi-Annual/ Quarterly	1/2/25		35,907	135	—	135
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.80	Semi-Annual/ Quarterly	1/2/25		20,553	84	—	84
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.85	Semi-Annual/ Quarterly	1/2/25		24,077	106	—	106
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.90	Semi-Annual/ Quarterly	1/2/25		24,077	113	—	113
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26	MXN	32,653	(98)	—	(98)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(98)	(1)	(97)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26		32,653	(99)	—	(99)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/ Quarterly	12/22/26		57,378	(106)	—	(106)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26		57,378	(104)	—	(104)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.92	Semi-Annual/ Quarterly	3/7/32		$2,237	(48)	—	(48)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received 000	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.94%	Semi-Annual/ Quarterly	3/7/32	$2,237	$(43)	$—	$(43)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.96	Semi-Annual/ Quarterly	3/7/32	2,237	(40)	—	(40)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/ Quarterly	3/8/32	2,237	(52)	—	(52)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/ Quarterly	3/8/32	2,237	(52)	—	(52)
							$(1,126)	$(1)	$(1,125)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	$3,599	$14	$—	$14
BNP Paribas SA	BNP Custom U.S. Banks Index	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	912	3	—	3
BNP Paribas SA	MSCI Brazil Banks Index	Receive	SOFR + 0.10%	Quarterly	2/16/23	2,300	319	—	319
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22	61,789	(2,629)	—	(2,629)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22	3,481	(145)	—	(145)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.39%	Quarterly	9/29/22	17,348	(165)	—	(165)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	SOFR + 0.35%	Quarterly	2/10/23	18,076	(555)	—	(555)
Goldman Sachs International	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	10/13/22	18,024	(710)	—	(710)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.24%	Quarterly	1/26/23	38,151	(2,392)	—	(2,392)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	9,180	(472)	—	(472)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	9,288	(452)	—	(452)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	9,410	(718)	—	(718)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	10,067	(773)	—	(773)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	9,240	314	—	314
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	9,293	248	—	248
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	9,399	350	—	350
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	9,567	323	—	323

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase JPM SPX 500 Bank NA	Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	$13,759	$(1,231)	$—	$(1,231)
JPMorgan Chase Bank NA	JPM SPX 500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	13,776	591	—	591
							$(8,080)	$—	$(8,080)

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom SPX 1500 Anti-Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM Custom SPX 1500 Anti-Value Index
Abiomed, Inc.	164	$54	0.52%
Albemarle Corp.	268	59	0.57
American Airlines Group, Inc.	3,513	64	0.62
American Express Co.	298	56	0.54
American Tower Corp.	216	54	0.52
Aon PLC — Class A	173	56	0.54
Arista Networks, Inc.	417	58	0.56
Celsius Holdings, Inc.	996	55	0.53
Chefs' Warehouse, Inc. (The)	1,763	57	0.55
Cintas Corp.	134	57	0.55
Cognex Corp.	756	58	0.56
Costco Wholesale Corp.	95	55	0.53
Dexcom, Inc.	122	62	0.60
Ehealth, Inc.	4,426	55	0.53
Eli Lilly & Co.	191	55	0.53
Enphase Energy, Inc.	279	56	0.54
Exponent, Inc.	521	56	0.54
Fastenal Co.	917	54	0.52
Franklin Bsp Realty Trust, Inc.	3,925	55	0.53
Gamestop Corp. — Class A	478	80	0.77
Healthequity, Inc.	930	63	0.60
Hess Corp.	520	56	0.54
Hilton Worldwide Holdings, Inc.	363	55	0.53
Illumina, Inc.	155	54	0.52
Jack Henry & Associates, Inc.	284	56	0.54
Kemper Corp.	960	54	0.52
Kinsale Capital Group, Inc.	237	54	0.52
Lendingtree, Inc.	487	58	0.56
Lindsay Corp.	349	55	0.53
Livent Corp.	2,178	57	0.55
Mastercard. Inc. — Class A	153	55	0.53
Match Group, Inc.	508	55	0.53
Monolithic Power Systems, Inc.	120	58	0.56
Norwegian Cruise Line Holdings, Inc.	2,902	64	0.61
Paycom Software, Inc.	161	56	0.54
Pebblebrook Hotel Trust	2,220	54	0.52
Progyny, Inc.	1,100	57	0.54
Royal Caribbean Cruises Ltd.	738	62	0.59
Royal Gold, Inc.	382	54	0.52
Sabre Corp.	5,443	62	0.60
Sailpoint Technologies Holdings, Inc.	1,107	57	0.55

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom SPX 1500 Anti-Value Index (cont'd)
Servisfirst Bancshares, Inc.	577	$55	0.53%
Southwestern Energy Co.	8,892	64	0.61
Staar Surgical Co.	719	57	0.55
Tandem Diabetes Care, Inc.	475	55	0.53
Union Pacific Corp.	198	54	0.52
Verisk Analytics, Inc.	268	58	0.55
Viad Corp.	1,557	55	0.53
Wec Energy Group, Inc.	543	54	0.52
Wolfspeed, Inc.	506	58	0.55

The following table represents the equity basket holdings underlying the total return swap with JPM Custom SPX 1500 Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM Custom SPX 1500 Value Index
Abercrombie & Fitch Co. — Class A	1,830	$59	0.57%
Advansix, Inc.	1,168	60	0.58
Agco Corp.	399	58	0.57
American International Group	875	55	0.53
Bloomin' Brands, Inc.	2,538	56	0.54
Brinker International, Inc.	1,461	56	0.54
Caretrust REIT, Inc.	2,904	56	0.54
Cerence, Inc.	1,557	56	0.55
Chemours Co. (The)	2,002	63	0.61
Collegium Pharmaceutical, Inc.	2,860	58	0.57
Conagra Brands, Inc.	1,635	55	0.53
Consol Energy, Inc.	1,499	56	0.55
Constellation Energy	993	56	0.54
Cooper Cos, Inc. (The)	132	55	0.54
Corecivic, Inc.	5,710	64	0.62
Dxc Technology Co.	1,701	55	0.54
Equitrans Midstream Corp.	7,202	61	0.59
Fulgent Genetics, Inc.	894	56	0.54
Geo Group, Inc. (The)	8,868	59	0.57
G-Iii Apparel Group Ltd.	2,059	56	0.54
Golden Entertainment, Inc.	948	55	0.53
Goodyear Tire & Rubber Co.	3,884	55	0.54
Granite Construction, Inc.	1,671	55	0.53
Greif, Inc. — Class A	877	57	0.55
Guess?, Inc.	2,814	61	0.60
Hf Sinclair Corp.	1,519	61	0.59
Hologic, Inc.	717	55	0.54
Invesco Ltd.	2,541	59	0.57
Jabil, Inc.	916	57	0.55
Janus Henderson Group PLC	1,598	56	0.54
Kyndryl Holdings, Inc.	4,318	57	0.55
Marathon Petroleum Corp.	676	58	0.56
Mastec, Inc.	641	56	0.54
Metlife, Inc.	791	56	0.54
Moderna, Inc.	358	62	0.60
Olin Corp.	1,080	56	0.55
Omega Healthcare Investors	1,791	56	0.54
Perdoceo Education Corp.	4,815	55	0.54
Plantronics, Inc.	1,838	72	0.70
Progress Software Corp.	1,178	55	0.54
Quidel Corp.	500	56	0.55
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom SPX 1500 Value Index (cont'd)
Regeneron Pharmaceuticals	82	$57	0.56%
Skywest, Inc.	1,950	56	0.55
Timkensteel Corp.	2,750	60	0.58
Ttm Technologies	4,053	60	0.58
United Natural Foods, Inc.	1,362	56	0.55
United States Steel Corp.	1,643	62	0.60
Unum Group	1,852	58	0.57
Westrock Co.	1,200	56	0.55
Zimmer Biomet Holdings, Inc.	433	55	0.54

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index
Abiomed, Inc.	128	$42	1.01%
Albemarle Corp.	207	46	1.08
American Airlines Group, Inc.	2,726	50	1.18
American Tower Corp.	167	42	0.99
American Water Works Co., Inc.	252	42	0.99
Aon PLC — Class A	132	43	1.01
Arthur J Gallagher & Co.	249	43	1.03
Brown & Brown, Inc.	607	44	1.04
Cadence Design Systems, Inc.	262	43	1.02
Carnival Corp.	2,196	44	1.05
Chipotle Mexican Grill, Inc.	27	42	1.00
Cintas Corp.	105	44	1.05
Copart, Inc.	335	42	0.99
Costco Wholesale Corp.	73	42	1.00
Dexcom, Inc.	95	49	1.15
Ecolab, Inc.	239	42	1.00
Edwards Lifesciences Corp.	366	43	1.02
Eli Lilly & Co.	145	41	0.98
Enphase Energy, Inc.	222	45	1.06
Expedia Group, Inc.	218	43	1.01
Fastenal Co.	711	42	1.00
Fortinet, Inc.	138	47	1.11
Hess Corp.	393	42	0.99
Illumina, Inc.	122	43	1.01
Intuitive Surgical, Inc.	140	42	1.00
Lamb Weston Holdings, Inc.	746	45	1.06
Marriott International — Class A	238	42	0.99
Marsh & Mclennan Cos	255	43	1.03
Mastercard, Inc. — Class A	119	43	1.01
Match Group, Inc.	402	44	1.03
Monolithic Power Systems, Inc.	95	46	1.09
Moody's Corp.	124	42	0.99
Nasdaq, Inc.	234	42	0.99
Norwegian Cruise Line Holdings, Inc.	2,185	48	1.13
Nvidia Corp.	173	47	1.12
Paycom Software, Inc.	126	44	1.03
PPL Corp.	1,452	41	0.98
Rollins, Inc.	1,187	42	0.98
Roper Technologies, Inc.	88	42	0.98
Royal Caribbean Cruises Ltd.	558	47	1.11
S&P Global, Inc.	101	41	0.98

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index (cont'd)
Southwest Airlines Co.	937	$43	1.02%
Synopsys, Inc.	131	44	1.03
Tesla, Inc.	47	50	1.19
Twitter, Inc.	1,132	44	1.04
Tyler Technologies, Inc.	94	42	0.99
United Airlines Holdings, Inc.	1,102	51	1.21
Verisign, Inc.	188	42	0.99
Verisk Analytics, Inc.	209	45	1.06
West Pharmaceutical Services	104	43	1.01

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index
Aes Corp.	1,497	$39	1.10%
Alexandria Real Estate Equities, Inc.	174	35	1.00
American International Group	578	36	1.04
Archer-Daniels-Midland Co.	397	36	1.03
Borgwarner, Inc.	904	35	1.01
C.H. Robinson Worldwide, Inc.	325	35	1.00
Cardinal Health, Inc.	627	36	1.02
Cbre Group, Inc. — Class A	378	35	0.99
Cigna Corp.	145	35	1.00
Conagra Brands, Inc.	1,083	36	1.04
Constellation Energy	659	37	1.06
Cummins, Inc.	169	35	0.99
Dow, Inc.	550	35	1.00
Dxc Technology Co.	1,110	36	1.04
Edison International	505	35	1.02
Exelon Corp.	762	36	1.04
Fedex Corp.	153	35	1.02
Fidelity National Information Services, Inc.	368	37	1.06
Ford Motor Co.	2,066	35	1.00
General Motors Co.	800	35	1.00
Global Payments, Inc.	263	36	1.03
Intel Corp.	713	35	1.01
International Paper Co.	792	37	1.05
Intl Business Machines Corp.	267	35	1.00
Invesco Ltd.	1,672	39	1.11
Jm Smucker Co. (The)	257	35	1.00
Kimco Realty Corp.	1,401	35	0.99
Leidos Holdings, Inc.	321	35	0.99
Lincoln National Corp.	542	35	1.02
Lumen Technologies, Inc.	3,134	35	1.01
LyondellBasell Industries N.V. — Class A	337	35	0.99
Marathon Petroleum Corp.	432	37	1.06
Metlife, Inc.	516	36	1.04
Moderna, Inc.	240	41	1.19
Molson Coors Beverage Co. — Class B	648	35	0.99
Mosaic Co. (The)	551	37	1.05
Nielsen Holdings PLC	1,835	50	1.43
Nucor Corp.	252	38	1.08
Paramount Global — Class B	1,002	38	1.09
Pfizer, Inc.	681	35	1.01
Pinnacle West Capital	448	35	1.00

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index (cont'd)
Principal Financial Group	507	$37	1.07%
Regency Centers Corp.	491	35	1.01
Regeneron Pharmaceuticals	53	37	1.07
Textron, Inc.	480	36	1.02
United Rentals, Inc.	105	37	1.07
Valero Energy Corp.	378	38	1.10
Viatris, Inc.	3,290	36	1.03
Western Digital Corp.	714	35	1.02
Westrock Co.	779	37	1.05

@    Value/Notional amount is less than $500.

*    Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

BTP    Buoni del Tesoro Poliennali.

CDI    Certificado de Depósito Interbancári.

CPI    Consumer Price Index.

CME    Chicago Mercantile Exchange.

LME    London Metal Exchange.

MSCI    Morgan Stanley Capital International.

SGX    Singapore Exchange Ltd.

TIIE    Interbank Equilibrium Interest Rate.

WTI    West Texas Intermediate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	47.3%
Common Stocks	34.1
Short-Term Investments	18.6
Total Investments	100.0	%**

**  Does not include open long/short futures contracts with a value of approximately $134,274,000 and net unrealized appreciation of approximately $848,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $108,000. Also does not include open swap agreements with net unrealized depreciation of approximately $9,205,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $373,560)	$425,433
Investment in Security of Affiliated Issuer, at Value (Cost $94,158)	94,158
Total Investments in Securities, at Value (Cost $467,718)	519,591
Foreign Currency, at Value (Cost $2,337)	2,333
Cash	312
Receivable for Investments Sold	12,999
Receivable for Variation Margin on Futures Contracts	3,876
Receivable for Variation Margin on Swap Agreements	171
Due from Broker	10,776
Unrealized Appreciation on Swap Agreements	2,162
Interest Receivable	1,588
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	814
Tax Reclaim Receivable	240
Dividends Receivable	258
Receivable for Swap Agreements Termination	58
Receivable for Fund Shares Sold	1
Receivable from Affiliate	10
Other Assets	98
Total Assets	555,287
Liabilities:
Payable for Investments Purchased	24,509
Unrealized Depreciation on Swap Agreements	10,242
Due to Broker	270
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	922
Payable for Advisory Fees	573
Payable for Professional Fees	87
Payable for Trustees' Fees and Expenses	38
Payable for Custodian Fees	53
Payable for Shareholder Services Fees — Class A	37
Payable for Distribution and Shareholder Services Fees — Class L	8
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	35
Payable for Fund Shares Redeemed	40
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	30
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	8
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Deferred Capital Gain Country Tax	1
Other Liabilities	244
Total Liabilities	37,110
Net Assets	$518,177
Net Assets Consist of:
Paid-in-Capital	$467,969
Total Distributable Earnings	50,208
Net Assets	$518,177

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2022 (000)
CLASS I:
Net Assets	$26,215
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,541,239
Net Asset Value, Offering and Redemption Price Per Share	$17.01
CLASS A:
Net Assets	$175,550
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,435,250
Net Asset Value, Redemption Price Per Share	$16.82
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.93
Maximum Offering Price Per Share	$17.75
CLASS L:
Net Assets	$12,442
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	750,898
Net Asset Value, Offering and Redemption Price Per Share	$16.57
CLASS C:
Net Assets	$2,193
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	134,342
Net Asset Value, Offering and Redemption Price Per Share	$16.32
CLASS IS:
Net Assets	$301,777
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,735,623
Net Asset Value, Offering and Redemption Price Per Share	$17.02

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$2,299
Dividends from Securities of Unaffiliated Issuers (Net of $92 of Foreign Taxes Withheld)	1,790
Dividends from Security of Affiliated Issuer (Note G)	18
Total Investment Income	4,107
Expenses:
Advisory Fees (Note B)	1,204
Shareholder Services Fees — Class A (Note D)	230
Distribution and Shareholder Services Fees — Class L (Note D)	49
Distribution and Shareholder Services Fees — Class C (Note D)	11
Administration Fees (Note C)	214
Custodian Fees (Note F)	170
Professional Fees	113
Sub Transfer Agency Fees — Class I	9
Sub Transfer Agency Fees — Class A	69
Sub Transfer Agency Fees — Class L	4
Sub Transfer Agency Fees — Class C	1
Pricing Fees	67
Registration Fees	28
Shareholder Reporting Fees	16
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	14
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	6
Other Expenses	16
Total Expenses	2,231
Rebate from Morgan Stanley Affiliate (Note G)	(15)
Reimbursement of Class Specific Expenses — Class I (Note B)	(8)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Net Expenses	2,208
Net Investment Income	1,899
Realized Gain (Loss):
Investments Sold	3,037
Foreign Currency Forward Exchange Contracts	503
Foreign Currency Translation	(103)
Futures Contracts	6,264
Swap Agreements	8,492
Net Realized Gain	18,193
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	(18,878)
Foreign Currency Forward Exchange Contracts	(235)
Foreign Currency Translation	(53)
Futures Contracts	(1,814)
Swap Agreements	(9,789)
Net Change in Unrealized Appreciation (Depreciation)	(30,769)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(12,576)
Net Decrease in Net Assets Resulting from Operations	$(10,677)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,899	$3,866
Net Realized Gain	18,193	33,103
Net Change in Unrealized Appreciation (Depreciation)	(30,769)	25,780
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,677)	62,749
Dividends and Distributions to Shareholders:
Class I	(2,005)	(509)
Class A	(13,571)	(1,964)
Class L	(926)	(78)
Class C	(150)	(6)
Class IS	(23,347)	(2,395)
Total Dividends and Distributions to Shareholders	(39,999)	(4,952)
Capital Share Transactions:(1)
Class I:
Subscribed	6,700	10,014
Distributions Reinvested	1,989	506
Redeemed	(6,648)	(22,895)
Class A:
Subscribed	3,619	7,534
Distributions Reinvested	13,341	1,928
Redeemed	(12,412)	(19,556)
Class L:
Exchanged	14	214
Distributions Reinvested	906	76
Redeemed	(620)	(1,713)
Class C:
Subscribed	466	963
Distributions Reinvested	150	6
Redeemed	(453)	(412)
Class IS:
Subscribed	47	128,905
Distributions Reinvested	23,348	2,395
Redeemed	(34)	(5,442)
Net Increase in Net Assets Resulting from Capital Share Transactions	30,413	102,523
Total Increase (Decrease) in Net Assets	(20,263)	160,320
Net Assets:
Beginning of Period	538,440	378,120
End of Period	$518,177	$538,440

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	377	553
Shares Issued on Distributions Reinvested	113	29
Shares Redeemed	(376)	(1,270)
Net Increase (Decrease) in Class I Shares Outstanding	114	(688)
Class A:
Shares Subscribed	208	416
Shares Issued on Distributions Reinvested	764	111
Shares Redeemed	(702)	(1,090)
Net Increase (Decrease) in Class A Shares Outstanding	270	(563)
Class L:
Shares Exchanged	1	12
Shares Issued on Distributions Reinvested	53	4
Shares Redeemed	(35)	(99)
Net Increase (Decrease) in Class L Shares Outstanding	19	(83)
Class C:
Shares Subscribed	27	53
Shares Issued on Distributions Reinvested	9	— @@
Shares Redeemed	(26)	(22)
Net Increase in Class C Shares Outstanding	10	31
Class IS:
Shares Subscribed	2	6,688
Shares Issued on Distributions Reinvested	1,324	137
Shares Redeemed	(2)	(306)
Net Increase in Class IS Shares Outstanding	1,324	6,519

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.74		$16.08		$15.45		$17.05		$17.48		$15.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07		0.16		0.17		0.27		0.33		0.30
Net Realized and Unrealized Gain (Loss)	(0.39)		2.73		0.74		0.17		0.35		1.57
Total from Investment Operations	(0.32)		2.89		0.91		0.44		0.68		1.87
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.22)		(0.03)		(0.58)		(0.21)		(0.18)
Net Realized Gain	(1.29)		(0.01)		(0.25)		(1.46)		(0.90)		—
Total Distributions	(1.41)		(0.23)		(0.28)		(2.04)		(1.11)		(0.18)
Net Asset Value, End of Period	$17.01		$18.74		$16.08		$15.45		$17.05		$17.48
Total Return(2)	(1.96	)%(4)	18.10%		5.93%		3.74%		3.94%		11.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,215		$26,745		$34,031		$57,532		$62,998		$69,017
Ratio of Expenses Before Expense Limitation	0.80	%(5)	0.76%		0.84%		0.84%		0.85%		0.85%
Ratio of Expenses After Expense Limitation	0.73	%(3)(5)	0.73	%(3)	0.72	%(3)	0.72	%(3)	0.73	%(3)	0.72	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.73	%(3)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.81	%(3)(5)	0.90	%(3)	1.14	%(3)	1.80	%(3)	1.95	%(3)	1.87	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	44	%(4)	115%		109%		117%		132%		176%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.53		$15.91		$15.30		$16.90		$17.32		$15.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.12		0.13		0.23		0.28		0.25
Net Realized and Unrealized Gain (Loss)	(0.40)		2.68		0.73		0.15		0.35		1.56
Total from Investment Operations	(0.35)		2.80		0.86		0.38		0.63		1.81
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.17)		—		(0.52)		(0.15)		(0.13)
Net Realized Gain	(1.29)		(0.01)		(0.25)		(1.46)		(0.90)		—
Total Distributions	(1.36)		(0.18)		(0.25)		(1.98)		(1.05)		(0.13)
Net Asset Value, End of Period	$16.82		$18.53		$15.91		$15.30		$16.90		$17.32
Total Return(2)	(2.16	)%(4)	17.72%		5.65%		3.38%		3.68%		11.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,550		$188,317		$170,643		$197,271		$221,707		$247,483
Ratio of Expenses Before Expense Limitation	1.02	%(5)	1.02%		1.08%		1.09%		1.09%		1.12%
Ratio of Expenses After Expense Limitation	1.02	%(3)(5)	1.01	%(3)	1.02	%(3)	1.03	%(3)	1.03	%(3)	1.05	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.01	%(3)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.51	%(3)(5)	0.67	%(3)	0.87	%(3)	1.49	%(3)	1.66	%(3)	1.52	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	44	%(4)	115%		109%		117%		132%		176%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.24		$15.67		$15.15		$16.73		$17.15		$15.47
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.00	(2)	0.03		0.05		0.15		0.19		0.16
Net Realized and Unrealized Gain (Loss)	(0.38)		2.64		0.72		0.16		0.34		1.55
Total from Investment Operations	(0.38)		2.67		0.77		0.31		0.53		1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—		(0.43)		(0.05)		(0.03)
Net Realized Gain	(1.29)		(0.01)		(0.25)		(1.46)		(0.90)		—
Total Distributions	(1.29)		(0.10)		(0.25)		(1.89)		(0.95)		(0.03)
Net Asset Value, End of Period	$16.57		$18.24		$15.67		$15.15		$16.73		$17.15
Total Return(3)	(2.35	)%(5)	17.09%		5.10%		2.87%		3.13%		11.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,442		$13,359		$12,773		$13,356		$17,665		$20,605
Ratio of Expenses Before Expense Limitation	1.53%		1.53%		1.60%		1.58%		1.58%		1.66%
Ratio of Expenses After Expense Limitation	1.52	%(4)(6)	1.52	%(4)	1.54	%(4)	1.53	%(4)	1.52	%(4)	1.57	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.52	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.01	%(4)(6)	0.16	%(4)	0.36	%(4)	0.97	%(4)	1.12	%(4)	1.00	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	44	%(5)	115%		109%		117%		132%		176%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.02		$15.49		$15.02		$16.65		$17.08		$15.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)		(0.02)		0.01		0.11		0.21		0.11
Net Realized and Unrealized Gain (Loss)	(0.38)		2.61		0.71		0.15		0.27		1.55
Total from Investment Operations	(0.41)		2.59		0.72		0.26		0.48		1.66
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		(0.43)		(0.01)		—
Net Realized Gain	(1.29)		(0.01)		(0.25)		(1.46)		(0.90)		—
Total Distributions	(1.29)		(0.06)		(0.25)		(1.89)		(0.91)		—
Net Asset Value, End of Period	$16.32		$18.02		$15.49		$15.02		$16.65		$17.08
Total Return(2)	(2.56	)%(4)	16.79%		4.81%		2.55%		2.83%		10.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,193		$2,236		$1,435		$1,906		$1,885		$1,386
Ratio of Expenses Before Expense Limitation	1.87	%(5)	1.90%		1.98%		1.93%		1.99%		2.02%
Ratio of Expenses After Expense Limitation	1.83	%(3)(5)	1.83	%(3)	1.82	%(3)	1.82	%(3)	1.83	%(3)	1.82	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.83	%(3)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.29	)%(3)(5)	(0.11	)%(3)	0.07	%(3)	0.73	%(3)	1.28	%(3)	0.72	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	44	%(4)	115%		109%		117%		132%		176%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Consolidated Financial Highlights

Global Strategist Portfolio

	Class IS
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.75		$16.10		$15.46		$17.06		$17.49		$15.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.20		0.19		0.27		0.37		0.31
Net Realized and Unrealized Gain (Loss)	(0.39)		2.69		0.74		0.17		0.31		1.57
Total from Investment Operations	(0.31)		2.89		0.93		0.44		0.68		1.88
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.23)		(0.04)		(0.58)		(0.21)		(0.18)
Net Realized Gain	(1.29)		(0.01)		(0.25)		(1.46)		(0.90)		—
Total Distributions	(1.42)		(0.24)		(0.29)		(2.04)		(1.11)		(0.18)
Net Asset Value, End of Period	$17.02		$18.75		$16.10		$15.46		$17.06		$17.49
Total Return(2)	(1.96	)%(4)	18.07%		6.02%		3.77%		3.98%		12.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$301,777		$307,783		$159,238		$151,242		$166		$137
Ratio of Expenses Before Expense Limitation	0.69	%(5)	N/A		0.75%		0.75%		1.95%		2.17%
Ratio of Expenses After Expense Limitation	0.68	%(3)(5)	0.68	%(3)	0.69	%(3)	0.69	%(3)	0.70	%(3)	0.69	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.68	%(3)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.85	%(3)(5)	1.06	%(3)	1.21	%(3)	1.76	%(3)	2.13	%(3)	1.88	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	44	%(4)	115%		109%		117%		132%		176%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2022, the Subsidiary represented approximately

$61,453,000 or approximately 11.86% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange;

(5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$15	$—		$15
Agency Fixed Rate Mortgages	—	15,163	—		15,163
Asset-Backed Securities	—	2,024	—		2,024
Commercial Mortgage-Backed Securities	—	1,593	—		1,593
Corporate Bonds	—	57,545	—		57,545
Mortgages — Other	—	6,211	—		6,211
Municipal Bonds	—	538	—		538
Sovereign	—	138,896	11	†	138,907	†
Supranational	—	6,103	—		6,103
U.S. Treasury Securities	—	17,835	—		17,835
Total Fixed Income Securities	—	245,923	11	†	245,934	†
Common Stocks
Aerospace & Defense	1,485	911	—		2,396
Air Freight & Logistics	557	406	—		963
Airlines	47	67	—		114
Auto Components	1,728	2,005	—		3,733
Automobiles	2,366	1,050	—		3,416
Banks	5,891	11,279	—		17,170
Beverages	1,434	1,316	—		2,750
Biotechnology	1,997	586	—		2,583
Building Products	413	554	—		967
Capital Markets	3,098	1,959	—		5,057
Chemicals	1,814	1,875	—		3,689
Commercial Services & Supplies	526	146	—		672
Communications Equipment	745	265	—		1,010
Construction & Engineering	73	469	—		542
Construction Materials	109	367	—		476
Consumer Finance	599	—	—		599
Containers & Packaging	333	52	—		385
Distributors	108	—	—		108
Diversified Consumer Services	—	22	—		22
Diversified Financial Services	1,149	512	—		1,661
Diversified Telecommunication Services	995	1,263	—		2,258
Electric Utilities	1,718	1,290	—		3,008
Electrical Equipment	538	1,041	—		1,579

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$592	$209		$—	$801
Energy Equipment & Services	277	33	†	—	310	†
Entertainment	1,447	153		—	1,600
Equity Real Estate Investment Trusts (REITs)	2,595	830		—	3,425
Food & Staples Retailing	1,725	810		—	2,535
Food Products	880	2,353		—	3,233
Gas Utilities	84	213		—	297
Health Care Equipment & Supplies	2,622	1,063		—	3,685
Health Care Providers & Services	2,659	284		—	2,943
Health Care Technology	156	—		—	156
Hotels, Restaurants & Leisure	6,515	1,994		—	8,509
Household Durables	270	163		—	433
Household Products	1,167	406		—	1,573
Independent Power Producers & Energy Traders	127	68		—	195
Industrial Conglomerates	845	835		—	1,680
Information Technology Services	4,800	702		—	5,502
Insurance	2,744	3,247		—	5,991
Interactive Media & Services	5,277	129		—	5,406
Internet & Direct Marketing Retail	3,763	361		—	4,124
Leisure Products	42	—		—	42
Life Sciences Tools & Services	1,654	438		—	2,092
Machinery	1,400	1,355		—	2,755
Marine	—	219		—	219
Media	1,097	295		—	1,392
Metals & Mining	1,679	2,424		—	4,103
Multi-Line Retail	553	245		—	798
Multi-Utilities	802	729		—	1,531
Oil, Gas & Consumable Fuels	6,917	2,862		—	9,779
Paper & Forest Products	37	236		—	273
Personal Products	143	1,078		—	1,221
Pharmaceuticals	3,564	5,735		—	9,299
Professional Services	477	924		—	1,401
Real Estate Management & Development	123	778		—	901
Road & Rail	1,804	62		—	1,866
Semiconductors & Semiconductor Equipment	5,640	1,753		—	7,393
Software	8,900	979	†	—	9,879	†
Specialty Retail	1,782	232		—	2,014
Tech Hardware, Storage & Peripherals	6,835	60		—	6,895
Textiles, Apparel & Luxury Goods	574	2,387		—	2,961
Tobacco	549	559		—	1,108
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Trading Companies & Distributors	$225	$459	$—		$684
Transportation Infrastructure	—	341	—		341
Water Utilities	95	94	—		189
Wireless Telecommunication Services	275	245	—		520
Total Common Stocks	111,435	65,777 †	—		177,212 †
Short-Term Investments
Investment Company	94,158	—	—		94,158
U.S. Treasury Security	—	2,287	—		2,287
Total Short-Term Investments	94,158	2,287	—		96,445
Foreign Currency Forward Exchange Contracts	—	814	—		814
Futures Contracts	2,445	—	—		2,445
Interest Rate Swap Agreements	—	585	—		585
Total Return Swap Agreements	—	2,162	—		2,162
Total Assets	208,038	317,548 †	11	†	525,597 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(922)	—		(922)
Futures Contracts	(1,597)	—	—		(1,597)
Interest Rate Swap Agreements	—	(1,710)	—		(1,710)
Total Return Swap Agreements	—	(10,242)	—		(10,242)
Total Liabilities	(1,597)	(12,874)	—		(14,471)
Total	$206,441	$304,674 †	$11	†	$511,126 †

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income (000)	Common Stock (000)
Beginning Balance	$—	$—
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	11	—	†
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$11	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—	$—

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$0	Market Implied	Expected Recovery Value	$0.00	Increase
Sovereign	$11	Market Implied	Expected Recovery Value	$0.04	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying as-

set, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act

and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$814
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	292	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	1	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	2,152	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	585	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	2,162
Total			$6,006
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(922)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(118	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Currency Risk	(72	)(a)
Futures Contracts	Variation Margin on Futures Contract	Equity Risk	(1,203	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(204	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(1,710	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(10,242)
Total			$(14,471)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$503
Commodity Risk	Futures Contracts	(174)
Currency Risk	Futures Contracts	22
Equity Risk	Futures Contracts	2,488
Interest Rate Risk	Futures Contracts	3,928
Equity Risk	Swap Agreements	6,997
Interest Rate Risk	Swap Agreements	1,495
Total		$15,259
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(235)
Commodity Risk	Futures Contracts	(79)
Currency Risk	Futures Contracts	(72)
Equity Risk	Futures Contracts	(2,894)
Interest Rate Risk	Futures Contracts	1,231
Equity Risk	Swap Agreements	(6,793)
Interest Rate Risk	Swap Agreements	(2,996)
Total		$(11,838)

At March 31, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$814	$(922)
Swap Agreements	2,162	(10.242)
Total	$2,976	$(11,164)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$5	$(5)	$—	$0
Barclays Bank PLC	1	(1)	—	0
BNP Paribas SA	470	(434)	—	36
Citibank NA	2	—	—	2
Goldman Sachs International	107	(107)	—	0
JPMorgan Chase Bank NA	2,034	(2,034)	—	0
UBS AG	356	(105)	(251)	0
Westpac Banking Corp.	1	—	—	1
Total	$2,976	$(2,686)	$(251)	$39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$183		$(5)	$—	$178
Bank of New York Mellon	1		—	—	1
Barclays Bank PLC	155		(1)	(154)	0
BNP Paribas SA	3,592		(434)	(3,158)	0
Commonwealth Bank of Australia	1		—	—	1
Credit Suisse International	—	@	—	—	—	@
Goldman Sachs International	3,216		(107)	(2,690)	419
JPMorgan Chase Bank NA	3,911		(2,034)	(1,470)	407
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	105		(105)	—	0
Total	$11,164		$(2,686)	$(7,472)	$1,006

@ Value is less than $500.

(d) In some instances, the actual collateral received/pledged may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$153,870,000
Futures Contracts:
Average monthly notional value	$164,330,000
Swap Agreements:
Average monthly notional amount	$131,779,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2022, approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's

Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $113,581,000 and $134,183,000, respectively. For the six months ended March 31, 2022, purchases and sales of long-term U.S. Government securities were approximately $108,843,000 and $110,903,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2022, advisory fees paid were reduced by approximately $15,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2022 is as follows:

Affiliated Investment Company	Value September 30, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$60,743	$239,869	$206,454	$18
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2022 (000)
Liquidity Funds	$—	$—	$94,158

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2022, included in "Trustees' fees and expenses" in the Consolidated Statement of Operations amounted to approximately $1,000. At March 31, 2022, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Trustees' fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the tax years in the four-year period ended September 30, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,952	$—	$5,926	$1,055

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to wash sale adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$32,029	$4,777

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

Bitcoin: The Fund may gain exposure to the commodities markets by investing in the Subsidiary. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

is bitcoin. Cryptocurrency facilitates decentralized, peer-topeer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. The value of Fund's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Fund's exposure to cryptocurrency could result in substantial losses to the Fund.

LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
4710058 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	25
Liquidity Risk Management Program	33
U.S. Customer Privacy Notice	34
Trustee and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Expense Example

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$966.70	$1,021.69	$3.19	$3.28	0.65%
High Yield Portfolio Class A	1,000.00	964.10	1,020.04	4.80	4.94	0.98
High Yield Portfolio Class L	1,000.00	962.70	1,018.70	6.12	6.29	1.25
High Yield Portfolio Class C	1,000.00	961.30	1,016.21	8.56	8.80	1.75
High Yield Portfolio Class IS	1,000.00	966.00	1,021.84	3.04	3.13	0.62
High Yield Portfolio Class IR	1,000.00	966.10	1,021.84	3.04	3.13	0.62
High Yield Portfolio Class W	1,000.00	968.80	1,024.93	0.00	0.00	0.00

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.3%)
Corporate Bonds (95.2%)
Basic Materials (5.7%)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
3.38%, 2/15/29 (a)	$250	$220
4.75%, 6/15/27 (a)	225	217
Chemours Co. (The)
5.75%, 11/15/28 (a)	250	243
Diamond BC BV
4.63%, 10/1/29 (a)	500	450
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	700	705
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (a)	250	262
7.50%, 4/1/25 (a)	500	508
HB Fuller Co.
4.25%, 10/15/28	300	282
Herens Holdco Sarl
4.75%, 5/15/28 (a)	600	539
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	250	243
6.13%, 4/1/29 (a)	385	397
IAMGOLD Corp.
5.75%, 10/15/28 (a)	550	500
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,000	1,063
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (a)	250	226
4.63%, 3/1/28 (a)	300	282
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	477
NOVA Chemicals Corp.
4.25%, 5/15/29 (a)	300	277
Novelis Corp.
4.75%, 1/30/30 (a)	500	486
Nufarm Australia Ltd./Nufarm Americas Inc.
5.00%, 1/27/30 (a)	500	494
Tacora Resources, Inc.
8.25%, 5/15/26 (a)	500	485
TMS International Corp.
6.25%, 4/15/29 (a)	950	904
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	486
Unifrax Escrow Issuer Corp.
5.25%, 9/30/28 (a)	300	279
		10,025
Communications (11.3%)
Altice Financing SA,
5.00%, 1/15/28 (a)	350	314
5.75%, 8/15/29 (a)	500	455
Altice France SA,
5.13%, 1/15/29 - 7/15/29 (a)	850	763
	Face Amount (000)	Value (000)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	$200	$185
Audacy Capital Corp.
6.50%, 5/1/27 (a)	900	846
Avaya, Inc.
6.13%, 9/15/28 (a)	500	494
Block Communications, Inc.
4.88%, 3/1/28 (a)	800	774
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	500	497
Cable One, Inc.
4.00%, 11/15/30 (a)	250	231
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	300	297
Ciena Corp.
4.00%, 1/31/30 (a)	225	217
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	675	679
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/27 (a)	250	248
CSC Holdings LLC
5.75%, 1/15/30 (a)	985	878
DISH DBS Corp.,
5.25%, 12/1/26 (a)	250	239
7.75%, 7/1/26	500	497
GCI LLC
4.75%, 10/15/28 (a)	300	294
Gray Escrow II, Inc.
5.38%, 11/15/31 (a)	500	479
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	500	495
Iliad Holding SASU
7.00%, 10/15/28 (a)	400	401
Lamar Media Corp.
4.00%, 2/15/30	250	238
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	720	741
Level 3 Financing, Inc.
4.63%, 9/15/27 (a)	250	236
Lumen Technologies, Inc.
4.00%, 2/15/27 (a)	250	233
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	900	905
National CineMedia LLC
5.75%, 8/15/26	600	436
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	400	405
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	707
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	750	711

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Communications (cont'd)
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	$249	$251
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	325	309
Switch Ltd.
3.75%, 9/15/28 (a)	300	292
TEGNA, Inc.,
4.63%, 3/15/28	300	299
5.00%, 9/15/29	300	301
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	400	413
TripAdvisor, Inc.
7.00%, 7/15/25 (a)	175	181
Univision Communications, Inc.,
4.50%, 5/1/29 (a)	550	524
6.63%, 6/1/27 (a)	300	315
UPC Broadband Finco BV
4.88%, 7/15/31 (a)	300	282
UPC Holding BV
5.50%, 1/15/28 (a)	250	248
Urban One, Inc.
7.38%, 2/1/28 (a)	800	804
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	900	851
Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	525	490
Ziggo BV
4.88%, 1/15/30 (a)	350	330
		19,785
Consumer, Cyclical (23.6%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	546
Air Canada
3.88%, 8/15/26 (a)	300	283
American Airlines Group, Inc.
5.00%, 6/1/22 (a)	250	250
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	750	748
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	500	499
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29 (a)	250	234
Aramark Services, Inc.
6.38%, 5/1/25 (a)	250	257
Arko Corp.
5.13%, 11/15/29 (a)	925	843
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (a)	225	210
4.75%, 3/1/30	250	236
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	650	567
	Face Amount (000)	Value (000)
At Home Group Inc.,
4.88%, 7/15/28 (a)	$175	$156
7.13%, 7/15/29 (a)	450	390
Avient Corp.
5.75%, 5/15/25 (a)	250	257
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	425	416
Bath & Body Works, Inc.
6.95%, 3/1/33	750	776
Beacon Roofing Supply, Inc.
4.13%, 5/15/29 (a)	300	278
Beazer Homes USA, Inc.
5.88%, 10/15/27	700	678
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 4/15/29 (a)	400	378
Boyd Gaming Corp.,
4.75%, 12/1/27	200	199
4.75%, 6/15/31 (a)	200	193
Boyne USA, Inc.
4.75%, 5/15/29 (a)	400	385
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	375	351
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	350	286
CCM Merger, Inc.
6.38%, 5/1/26 (a)	500	506
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	600	617
CDI Escrow Issuer, Inc.
5.75%, 4/1/30	425	430
Clarios Global LP/Clarios US Finance Co.
8.50%, 5/15/27 (a)	250	260
Dana, Inc.
4.25%, 9/1/30	300	275
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	575	577
Eagle Intermediate Global Holding BV/ Ruyi US Finance LLC
7.50%, 5/1/25 (a)	625	564
Empire Communities Corp.
7.00%, 12/15/25 (a)	550	544
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	500	474
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	950	879
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 1/15/30 (a)	575	530
Ford Motor Co.
9.00%, 4/22/25	750	860
Ford Motor Credit Co. LLC
4.13%, 8/17/27	250	245
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	470

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Foundation Building Materials, Inc.
6.00%, 3/1/29 (a)	$375	$338
G-III Apparel Group Ltd.
7.88%, 8/15/25 (a)	400	421
Guitar Center, Inc.
8.50%, 1/15/26 (a)	175	179
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd.
5.75%, 1/20/26 (a)	600	601
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	227
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	250	244
Interface, Inc.
5.50%, 12/1/28 (a)	200	195
International Game Technology PLC
5.25%, 1/15/29 (a)	375	374
IRB Holding Corp.
7.00%, 6/15/25 (a)	250	260
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	300	302
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	500	509
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	259
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)	250	229
LBM Acquisition LLC
6.25%, 1/15/29 (a)	550	516
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	375	355
LGI Homes, Inc.
4.00%, 7/15/29 (a)	500	440
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (a)	600	579
Lithia Motors, Inc.
4.63%, 12/15/27	250	249
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)	225	222
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29 (a)	250	236
Mattamy Group Corp.
5.25%, 12/15/27 (a)	250	247
Mclaren Finance PLC
7.50%, 8/1/26 (a)	450	444
Meritor, Inc.,
4.50%, 12/15/28 (a)	120	121
6.25%, 6/1/25 (a)	250	258
MGM Resorts International,
5.50%, 4/15/27	327	331
6.75%, 5/1/25	150	155
	Face Amount (000)	Value (000)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp
4.88%, 5/1/29 (a)	$500	$462
Mohegan Gaming & Entertainment
8.00%, 2/1/26 (a)	550	547
Murphy Oil USA, Inc.
3.75%, 2/15/31 (a)	250	229
New Home Co., Inc. (The)
7.25%, 10/15/25 (a)	750	728
Park River Holdings, Inc.
5.63%, 2/1/29 (a)	525	425
Penn National Gaming, Inc.
4.13%, 7/1/29 (a)	275	246
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (a)	250	242
7.75%, 2/15/29 (a)	250	258
Picasso Finance Sub, Inc.
6.13%, 6/15/25 (a)	406	413
Powdr Corp.
6.00%, 8/1/25 (a)	675	693
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 9/1/31 (a)	750	642
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/1/26 (a)	450	433
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	475	434
Rite Aid Corp.,
7.50%, 7/1/25 (a)	275	257
8.00%, 11/15/26 (a)	380	350
Scientific Games Holdings LP/Scientific Games US FinCo Inc
6.63%, 3/1/30 (a)	250	247
Scientific Games International, Inc.,
7.00%, 5/15/28 (a)	225	234
8.25%, 3/15/26 (a)	500	521
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	350	341
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	300	320
SRS Distribution, Inc.
4.63%, 7/1/28 (a)	500	479
Station Casinos LLC
4.50%, 2/15/28 (a)	500	475
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	1,060	1,045
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	376
SWF Escrow Issuer Corp.
6.50%, 10/1/29 (a)	325	282
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	250	261

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Tempur Sealy International, Inc.,
3.88%, 10/15/31 (a)	$250	$215
4.00%, 4/15/29 (a)	200	182
Tenneco, Inc.,
5.13%, 4/15/29 (a)	325	323
7.88%, 1/15/29 (a)	325	343
Thor Industries, Inc.
4.00%, 10/15/29 (a)	450	396
Titan International, Inc.
7.00%, 4/30/28	775	778
Travel & Leisure Co.
4.63%, 3/1/30 (a)	250	233
United Airlines Holdings, Inc.
4.88%, 1/15/25	250	249
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	452
Vail Resorts, Inc.
6.25%, 5/15/25 (a)	575	595
Victoria's Secret & Co.
4.63%, 7/15/29 (a)	450	406
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	527
White Cap Buyer LLC
6.88%, 10/15/28 (a)	300	285
Winnebago Industries, Inc.
6.25%, 7/15/28 (a)	550	557
Wolverine World Wide, Inc.
4.00%, 8/15/29 (a)	125	111
		41,530
Consumer, Non-Cyclical (14.6%)
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	250	252
AdaptHealth LLC,
4.63%, 8/1/29 (a)	675	617
6.13%, 8/1/28 (a)	200	199
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	863
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	650	606
Air Methods Corp.
8.00%, 5/15/25 (a)	800	693
Akumin, Inc.
7.00%, 11/1/25 (a)	500	416
Albertsons Cos., Inc./Safeway, Inc./ New Albertson's, Inc./Albertson's LLC
5.88%, 2/15/28 (a)	250	250
Allied Universal Holdco LLC/Allied Universal Finance Corp
6.00%, 6/1/29 (a)	300	265
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	500	476
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	200	186
	Face Amount (000)	Value (000)
APi Escrow Corp.
4.75%, 10/15/29 (a)	$200	$186
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	323
Bausch Health Cos, Inc.
9.00%, 12/15/25 (a)	339	352
Bellring Brands, Inc.
7.00%, 3/15/30	250	256
Cano Health LLC
6.25%, 10/1/28 (a)	750	721
Carriage Services, Inc.
4.25%, 5/15/29 (a)	250	233
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29 (a)	250	228
Central Garden & Pet Co.
5.13%, 2/1/28	300	298
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/28 (a)	350	339
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (a)	200	185
7.50%, 4/15/25 (a)	300	291
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (a)	350	336
6.88%, 4/15/29 (a)	250	246
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	236
CPI CG, Inc.
8.63%, 3/15/26 (a)	468	456
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	500	498
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	440
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.
6.13%, 4/1/29 (a)	500	457
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	371	367
Garda World Security Corp.
9.50%, 11/1/27 (a)	900	924
Grifols Escrow Issuer SA
4.75%, 10/15/28 (a)	325	306
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	1,000	963
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	600	605
Hertz Corp. (The)
5.00%, 12/1/29 (a)	400	362
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	200	189
Lannett Co., Inc.
7.75%, 4/15/26 (a)	500	274
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	500	472
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	600	560

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Molina Healthcare, Inc.
4.38%, 6/15/28 (a)	$275	$272
Mozart Debt Merger Sub, Inc.
5.25%, 10/1/29 (a)	500	465
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	733	732
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/1/28 (a)	500	504
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	650	600
Performance Food Group, Inc.
5.50%, 10/15/27 (a)	500	498
Perrigo Finance UnLtd. Co.
3.90%, 12/15/24	500	503
Post Holdings, Inc.
5.50%, 12/15/29 (a)	150	145
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	302
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	500	489
Select Medical Corp.
6.25%, 8/15/26 (a)	250	259
Service Corp. International
5.13%, 6/1/29	250	255
Signal Parent, Inc.
6.13%, 4/1/29 (a)	500	408
Simmons Foods Inc/Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed
4.63%, 3/1/29 (a)	500	469
Sotheby's
7.38%, 10/15/27 (a)	450	462
Spectrum Brands, Inc.,
3.88%, 3/15/31 (a)	250	221
5.00%, 10/1/29 (a)	250	236
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	300	299
10.00%, 4/15/27 (a)	500	526
Tenet Healthcare Corp.
6.13%, 10/1/28 (a)	500	509
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	540	490
US Acute Care Solutions LLC
6.38%, 3/1/26 (a)	315	311
US Foods, Inc.
4.63%, 6/1/30 (a)	250	232
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	502
		25,615
Energy (13.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 6/15/29 (a)	750	751
	Face Amount (000)	Value (000)
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	$200	$197
6.88%, 4/1/27 (a)	300	304
Baytex Energy Corp.
5.63%, 6/1/24 (a)	703	704
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	864
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	300	302
CNX Resources Corp.
6.00%, 1/15/29 (a)	750	758
Colgate Energy Partners III LLC
5.88%, 7/1/29 (a)	900	929
Comstock Resources, Inc.,
5.88%, 1/15/30 (a)	350	345
6.75%, 3/1/29 (a)	500	516
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	700	714
DT Midstream, Inc.
4.13%, 6/15/29 (a)	225	216
Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28 (a)	650	673
6.63%, 7/15/25 (a)	250	260
Energy Ventures Gom LLC/EnVen Finance Corp.
11.75%, 4/15/26 (a)	760	782
EQT Corp.
3.63%, 5/15/31 (a)	125	120
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	841
Hess Midstream Operations LP
4.25%, 2/15/30 (a)	300	284
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 2/1/29 (a)	275	276
6.25%, 11/1/28 (a)	225	227
ITT Holdings LLC
6.50%, 8/1/29 (a)	900	833
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	700	714
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
10.00%, 2/29/24 (a)	218	222
11.50%, 2/28/25 (a)	992	1,016
Matador Resources Co.
5.88%, 9/15/26	800	816
Murphy Oil Corp.,
5.88%, 12/1/27	415	423
6.38%, 7/15/28	550	573
NuStar Logistics LP
6.38%, 10/1/30	900	913

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Occidental Petroleum Corp.,
3.20%, 8/15/26	$520	$512
6.13%, 1/1/31	1,405	1,583
Oceaneering International, Inc.
6.00%, 2/1/28	875	853
Parkland Corp. (Canada),
4.50%, 10/1/29 (a)	250	232
4.63%, 5/1/30 (a)	250	233
PBF Holding Co. LLC/PBF Finance Corp., Series WI
6.00%, 2/15/28	750	604
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	450	451
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	300	295
Southwestern Energy Co.
4.75%, 2/1/32	300	300
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	400	378
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 12/31/30 (a)	375	364
7.50%, 10/1/25 (a)	250	264
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 3/1/30	250	260
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	750	757
Viper Energy Partners LP
5.38%, 11/1/27 (a)	830	847
		23,506
Finance (7.8%)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	500	495
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	125	120
Asteroid Private Merger Sub, Inc.
8.50%, 11/15/29 (a)	100	97
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	450	421
Brookfield Property REIT, Inc./BPR Cumulus LLC/ BPR Nimbus LLC/GGSI Sellco LL
4.50%, 4/1/27 (a)	550	514
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	700	659
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	225	212
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	250	262
Enact Holdings, Inc.
6.50%, 8/15/25 (a)	250	258
	Face Amount (000)	Value (000)
Freedom Mortgage Corp.,
6.63%, 1/15/27 (a)	$250	$232
7.63%, 5/1/26 (a)	325	311
8.25%, 4/15/25 (a)	391	390
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	400	369
Howard Hughes Corp. (The)
4.13%, 2/1/29 (a)	300	282
HUB International Ltd.
7.00%, 5/1/26 (a)	582	589
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	250	230
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	294
iStar, Inc.
4.25%, 8/1/25	250	246
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	500	474
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	500	480
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	500	478
LD Holdings Group LLC,
6.13%, 4/1/28 (a)	250	222
6.50%, 11/1/25 (a)	350	329
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	300	285
MGIC Investment Corp.
5.25%, 8/15/28	300	297
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	250	248
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 2/1/27 (a)	1,000	1,021
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	400	397
PRA Group, Inc.
5.00%, 10/1/29 (a)	310	294
Radian Group, Inc.
4.88%, 3/15/27	250	252
RHP Hotel Properties LP/RHP Finance Corp.,
4.50%, 2/15/29 (a)	250	235
4.75%, 10/15/27	250	241
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	238
Ryan Specialty Group LLC
4.38%, 2/1/30 (a)	225	213
SBA Communications Corp., Series WI
3.88%, 2/15/27	300	293
StoneX Group, Inc.
8.63%, 6/15/25 (a)	749	781

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
United Wholesale Mortgage LLC
5.50%, 4/15/29 (a)	$300	$268
Uniti Group LP/Uniti Group Finance, Inc./ CSL Capital LLC
4.75%, 4/15/28 (a)	275	260
VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.38%, 2/1/30 (a)	400	377
		13,664
Industrials (15.4%)
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	1,000	931
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	400	386
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	250	246
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	489
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	575	532
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	850	811
Cornerstone Building Brands, Inc.
6.13%, 1/15/29 (a)	275	256
Covert Mergeco, Inc.
4.88%, 12/1/29 (a)	450	430
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	800	684
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	250	236
EnerSys
4.38%, 12/15/27 (a)	350	336
EnPro Industries, Inc.
5.75%, 10/15/26	300	308
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	550	552
Fly Leasing Ltd.
7.00%, 10/15/24 (a)	650	586
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	688	686
GFL Environmental, Inc.,
4.38%, 8/15/29 (a)	200	185
4.75%, 6/15/29 (a)	300	286
Graham Packaging Co., Inc.
7.13%, 8/15/28 (a)	550	500
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	250	239
Griffon Corp.
5.75%, 3/1/28	750	722
Harsco Corp.
5.75%, 7/31/27 (a)	600	582
Hillenbrand, Inc.
3.75%, 3/1/31	250	229
	Face Amount (000)	Value (000)
II-VI, Inc.
5.00%, 12/15/29 (a)	$450	$441
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	500	494
Intertape Polymer Group, Inc.
4.38%, 6/15/29 (a)	450	464
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,070
Koppers, Inc.
6.00%, 2/15/25 (a)	500	491
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	500	522
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	992
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30 (a)	600	561
Moog, Inc.
4.25%, 12/15/27 (a)	250	243
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (a)	450	434
9.75%, 7/15/28 (a)	500	505
OI European Group BV
4.75%, 2/15/30 (a)	250	233
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	188	186
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	300	259
PGT Innovations, Inc.
4.38%, 10/1/29 (a)	450	420
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)	250	233
Seaspan Corp.
5.50%, 8/1/29 (a)	500	469
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	400	395
Standard Industries, Inc.
5.00%, 2/15/27 (a)	250	248
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	250	258
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	250	247
TK Elevator US Newco, Inc.
5.25%, 7/15/27 (a)	550	545
TopBuild Corp.,
3.63%, 3/15/29 (a)	250	228
4.13%, 2/15/32 (a)	150	136
TransDigm, Inc.
5.50%, 11/15/27	550	547
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	750	741
TriMas Corp.
4.13%, 4/15/29 (a)	400	366

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Triumph Group, Inc.,
6.25%, 9/15/24 (a)	$700	$698
8.88%, 6/1/24 (a)	222	235
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	750	747
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	650	603
Tutor Perini Corp.
6.88%, 5/1/25 (a)	750	714
Victors Merger Corp.
6.38%, 5/15/29 (a)	500	410
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	306
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	449
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	739
XPO Logistics, Inc.
6.25%, 5/1/25 (a)	300	310
		27,151
Technology (3.5%)
1Life Healthcare, Inc.
3.00%, 6/15/25	500	434
Booz Allen Hamilton, Inc.
4.00%, 7/1/29 (a)	250	244
Boxer Parent Co., Inc.
7.13%, 10/2/25 (a)	350	363
CDK Global, Inc.
5.25%, 5/15/29 (a)	250	252
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	375	354
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	350	336
9.38%, 7/15/25 (a)	325	331
Dun & Bradstreet Corp. (The)
5.00%, 12/15/29 (a)	300	282
KBR, Inc.
4.75%, 9/30/28 (a)	330	322
Minerva Merger Sub, Inc.
6.50%, 2/15/30 (a)	500	486
NCR Corp.
5.13%, 4/15/29 (a)	250	241
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	200	191
Playtika Holding Corp.
4.25%, 3/15/29 (a)	500	462
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	625	543
Rocket Software, Inc.
6.50%, 2/15/29 (a)	500	455
	Face Amount (000)	Value (000)
Unisys Corp.
6.88%, 11/1/27 (a)	$375	$393
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	502	479
		6,168
		167,444
Variable Rate Senior Loan Interests (3.1%)
Communication Services (0.2%)
CommScope, Inc.,
2019 Term Loan B 1 Month USD LIBOR + 3.25%, 3.71%, 4/6/26 (b)	341	333
Communications (0.9%)
DirecTV Financing, LLC,
Term Loan 1 Month USD LIBOR + 5.00%, 5.75%, 8/2/27 (b)	955	955
Terrier Media Buyer, Inc.,
Term B 1 Month USD LIBOR + 3.50%, 3.96%, 12/17/26 (b)	693	683
		1,638
Consumer, Cyclical (0.6%)
Playa Resorts Holding B.V.,
2017 Term Loan B 1 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (b)	605	593
Topgolf International, Inc.,
Term B 1 Month USD LIBOR + 6.25%, 7.00%, 2/9/26 (b)	485	493
		1,086
Consumer, Non-Cyclical (0.4%)
H Food Holdings LLC,
2018 Term Loan B 1 Month USD LIBOR + 3.69%, 4.14%, 5/23/25 (b)	650	628
Energy (0.3%)
BCP Raptor, LLC,
Term Loan B 6/24/24 (c)	469	468
Gavilan Resources, LLC,
2nd Lien Term Loan 3.25%, 3/1/24 (b)(d)(e)	1,000	—
		468
Industrials (0.7%)
Associated Asphalt Partners, LLC,
Term B 1 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (b)	952	785

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Shares	Value (000)
Industrials (cont'd)
Titan Acquisition Limited,
2018 Term Loan B 3 Month USD LIBOR + 3.00%, 4.01%, 3/28/25 (b)	504	$494
		1,279
		5,432
Total Fixed Income Securities (Cost $179,971)		172,876
Common Stocks (0.0%) (f)
Auto Components (0.0%) (f)
Exide Technologies (g)	592	—
Equity Real Estate Investment Trusts (REITs) (0.0%) (f)
American Gilsonite Co. (g)	500	4
Machinery (0.0%) (f)
Iracore International Holdings, Inc., Class A (g)(h)	470	5
Semiconductors & Semiconductor Equipment (0.0%) (f)
UC Holdings, Inc. (g)	2,826	22
Total Common Stocks (Cost $151)		31
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,823)	2,823,044	2,823
Total Investments (99.9%) (Cost $182,945) (i)(j)		175,730
Other Assets in Excess of Liabilities (0.1%)		185
Net Assets (100.0%)		$175,915

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Unsettled Position. The contract rate does not take effect until settlement date.

(d)  Non-income producing security; bond in default.

(e)  Issuer in bankruptcy.

(f)  Amount is less than 0.05%.

(g)  Non-income producing security.

(h)  At March 31, 2022, the Fund held a fair valued security at approximately $5,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(j)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,537,000 and the aggregate gross unrealized depreciation is approximately $8,752,000, resulting in net unrealized depreciation of approximately $7,215,000.
CDI  CHESS Depositary Interest.

LIBOR  London Interbank Offered Rate.

REITs  Real Estate Investment Trusts.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	23.6%
Industrials	15.5
Consumer, Non-Cyclical	14.6
Energy	13.6
Communications	11.3
Other*	7.9
Finance	7.8
Basic Materials	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $180,122)	$172,907
Investment in Security of Affiliated Issuer, at Value (Cost $2,823)	2,823
Total Investments in Securities, at Value (Cost $182,945)	175,730
Interest Receivable	3,109
Receivable for Investments Sold	147
Receivable for Fund Shares Sold	63
Receivable from Affiliate	—	@
Other Assets	113
Total Assets	179,162
Liabilities:
Payable for Investments Purchased	1,819
Payable for Fund Shares Redeemed	1,175
Payable for Advisory Fees	110
Payable for Sub Transfer Agency Fees — Class I	28
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Professional Fees	28
Payable for Administration Fees	12
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Custodian Fees	7
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	51
Total Liabilities	3,247
Net Assets	$175,915
Net Assets Consist of:
Paid-in-Capital	$193,976
Total Accumulated Loss	(18,061)
Net Assets	$175,915

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2022 (000)
CLASS I:
Net Assets	$147,814
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	16,246,441
Net Asset Value, Offering and Redemption Price Per Share	$9.10
CLASS A:
Net Assets	$14,682
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,616,881
Net Asset Value, Redemption Price Per Share	$9.08
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.31
Maximum Offering Price Per Share	$9.39
CLASS L:
Net Assets	$342
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	37,636
Net Asset Value, Offering and Redemption Price Per Share	$9.08
CLASS C:
Net Assets	$5,704
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	629,188
Net Asset Value, Offering and Redemption Price Per Share	$9.07
CLASS IS:
Net Assets	$7,351
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	807,524
Net Asset Value, Offering and Redemption Price Per Share	$9.10
CLASS IR:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,205
Net Asset Value, Offering and Redemption Price Per Share	$9.10
CLASS W:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,154
Net Asset Value, Offering and Redemption Price Per Share	$9.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$5,387
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	5,387
Expenses:
Advisory Fees (Note B)	539
Professional Fees	67
Sub Transfer Agency Fees — Class I	100
Sub Transfer Agency Fees — Class A	7
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	3
Administration Fees (Note C)	72
Registration Fees	40
Shareholder Services Fees — Class A (Note D)	20
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	31
Pricing Fees	18
Shareholder Reporting Fees	10
Custodian Fees (Note F)	8
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Transfer Agency Fees — Class W (Note E)	1
Trustees' Fees and Expenses	3
Other Expenses	14
Total Expenses	945
Waiver of Advisory Fees (Note B)	(213)
Reimbursement of Class Specific Expenses — Class I (Note B)	(83)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Class W (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	645
Net Investment Income	4,742
Realized Gain:
Investments Sold	819
Change in Unrealized Appreciation (Depreciation):
Investments	(11,905)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(11,086)
Net Decrease in Net Assets Resulting from Operations	$(6,344)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,742	$10,301
Net Realized Gain	819	3,014
Net Change in Unrealized Appreciation (Depreciation)	(11,905)	6,998
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,344)	20,313
Dividends and Distributions to Shareholders:
Class I	(4,223)	(8,915)
Class A	(433)	(808)
Class L	(9)	(21)
Class C	(144)	(327)
Class IS	(152)	(363)
Class IR	(— @)	(1)
Class W	(— @)	(1)
Total Dividends and Distributions to Shareholders	(4,961)	(10,436)
Capital Share Transactions:(1)
Class I:
Subscribed	21,900	33,597
Distributions Reinvested	4,205	8,915
Redeemed	(29,848)	(45,362)
Class A:
Subscribed	5,617	8,230
Distributions Reinvested	433	806
Redeemed	(7,490)	(7,339)
Class L:
Distributions Reinvested	9	21
Redeemed	(28)	(85)
Class C:
Subscribed	551	1,752
Distributions Reinvested	144	325
Redeemed	(1,014)	(3,688)
Class IS:
Subscribed	4,112	2,465
Distributions Reinvested	152	363
Redeemed	(26)	(5,059)
Class IR:
Distributions Reinvested	— @	1
Class W:
Subscribed	—	10 (a)
Distributions Reinvested	— @	1 (a)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,283)	(5,047)
Total Increase (Decrease) in Net Assets	(12,588)	4,830
Net Assets:
Beginning of Period	188,503	183,673
End of Period	$175,915	$188,503

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,336	3,499
Shares Issued on Distributions Reinvested	445	935
Shares Redeemed	(3,164)	(4,736)
Net Decrease in Class I Shares Outstanding	(383)	(302)
Class A:
Shares Subscribed	598	863
Shares Issued on Distributions Reinvested	46	85
Shares Redeemed	(798)	(769)
Net Increase (Decrease) in Class A Shares Outstanding	(154)	179
Class L:
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(3)	(9)
Net Decrease in Class L Shares Outstanding	(2)	(7)
Class C:
Shares Subscribed	58	183
Shares Issued on Distributions Reinvested	15	34
Shares Redeemed	(109)	(386)
Net Decrease in Class C Shares Outstanding	(36)	(169)
Class IS:
Shares Subscribed	431	256
Shares Issued on Distributions Reinvested	16	38
Shares Redeemed	(3)	(526)
Net Increase (Decrease) in Class IS Shares Outstanding	444	(232)
Class IR:
Shares Issued on Distributions Reinvested	— @@	—	@@
Class W:
Shares Subscribed	—	1	(a)
Shares Issued on Distributions Reinvested	— @@	—	@@(a)
Net Increase in Class W Shares Outstanding	— @@	1	(a)

(a)  For the period November 16, 2020 to September 30, 2021.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$9.68		$9.19		$9.78		$9.96		$10.15		$9.92
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25		0.53		0.57		0.63		0.65		0.70
Net Realized and Unrealized Gain (Loss)	(0.57)		0.49		(0.57)		(0.19)		(0.16)		0.20
Total from Investment Operations	(0.32)		1.02		0.00		0.44		0.49		0.90
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.53)		(0.59)		(0.62)		(0.68)		(0.67)
Net Asset Value, End of Period	$9.10		$9.68		$9.19		$9.78		$9.96		$10.15
Total Return(2)	(3.33	)%(5)	11.38%		0.15%		4.68%		5.01%		9.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$147,814		$161,038		$155,539		$176,483		$149,683		$64,007
Ratio of Expenses Before Expense Limitation	1.00	%(6)	1.03%		1.02%		0.98%		1.00%		1.06%
Ratio of Expenses After Expense Limitation	0.65	%(3)(6)	0.65	%(3)	0.65	%(3)	0.65	%(3)	0.65	%(3)	0.66	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.65	%(3)	0.65	%(3)	0.65	%(3)	0.65	%(3)	0.65	%(3)
Ratio of Net Investment Income	5.35	%(3)(6)	5.50	%(3)	6.20	%(3)	6.51	%(3)	6.49	%(3)	7.01	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	15	%(5)	54%		69%		42%		39%		73%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$9.67		$9.17		$9.76		$9.94		$10.13		$9.90
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.49		0.55		0.60		0.61		0.67
Net Realized and Unrealized Gain (Loss)	(0.57)		0.51		(0.58)		(0.20)		(0.16)		0.20
Total from Investment Operations	(0.34)		1.00		(0.03)		0.40		0.45		0.87
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.50)		(0.56)		(0.58)		(0.64)		(0.64)
Net Asset Value, End of Period	$9.08		$9.67		$9.17		$9.76		$9.94		$10.13
Total Return(2)	(3.59	)%(5)	11.14%		(0.22)%		4.28%		4.64%		9.04%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,682		$17,116		$14,595		$24,401		$30,242		$68,878
Ratio of Expenses Before Expense Limitation	1.22	%(6)	1.27%		1.31%		1.23%		1.29%		1.34%
Ratio of Expenses After Expense Limitation	0.98	%(3)(6)	0.99	%(3)	1.00	%(3)	0.99	%(3)	1.00	%(3)	1.01	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.99	%(3)	1.00	%(3)	0.99	%(3)	1.00	%(3)	1.00	%(3)
Ratio of Net Investment Income	5.01	%(3)(6)	5.16	%(3)	5.87	%(3)	6.17	%(3)	6.14	%(3)	6.65	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	15	%(5)	54%		69%		42%		39%		73%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$9.67		$9.17		$9.76		$9.94		$10.13		$9.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22		0.47		0.52		0.57		0.59		0.64
Net Realized and Unrealized Gain (Loss)	(0.57)		0.51		(0.58)		(0.19)		(0.16)		0.19
Total from Investment Operations	(0.35)		0.98		(0.06)		0.38		0.43		0.83
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.48)		(0.53)		(0.56)		(0.62)		(0.61)
Net Asset Value, End of Period	$9.08		$9.67		$9.17		$9.76		$9.94		$10.13
Total Return(2)	(3.73	)%(5)	10.84%		(0.46)%		4.06%		4.37%		8.75%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$342		$383		$425		$468		$504		$502
Ratio of Expenses Before Expense Limitation	2.00	%(6)	1.98%		1.91%		1.86%		1.91%		1.90%
Ratio of Expenses After Expense Limitation	1.25	%(3)(6)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.26	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)
Ratio of Net Investment Income	4.74	%(3)(6)	4.90	%(3)	5.60	%(3)	5.93	%(3)	5.90	%(3)	6.40	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	15	%(5)	54%		69%		42%		39%		73%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$9.65		$9.16		$9.75		$9.93		$10.12		$9.89
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.42		0.46		0.52		0.54		0.59
Net Realized and Unrealized Gain (Loss)	(0.57)		0.50		(0.56)		(0.19)		(0.16)		0.20
Total from Investment Operations	(0.37)		0.92		(0.10)		0.33		0.38		0.79
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.43)		(0.49)		(0.51)		(0.57)		(0.56)
Net Asset Value, End of Period	$9.07		$9.65		$9.16		$9.75		$9.93		$10.12
Total Return(2)	(3.87	)%(5)	10.20%		(0.93)%		3.55%		3.91%		8.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,704		$6,418		$7,633		$5,226		$5,811		$3,585
Ratio of Expenses Before Expense Limitation	1.99	%(6)	2.01%		2.02%		1.98%		2.01%		2.09%
Ratio of Expenses After Expense Limitation	1.75	%(3)(6)	1.74	%(3)	1.74	%(3)	1.74	%(3)	1.73	%(3)	1.76	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.74	%(3)	1.74	%(3)	1.74	%(3)	1.73	%(3)	1.75	%(3)
Ratio of Net Investment Income	4.24	%(3)(6)	4.41	%(3)	5.06	%(3)	5.43	%(3)	5.41	%(3)	5.90	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	15	%(5)	54%		69%		42%		39%		73%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

High Yield Portfolio

	Class IS
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$9.69		$9.19		$9.78		$9.96		$10.15		$9.92
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25		0.53		0.55		0.64		0.65		0.69
Net Realized and Unrealized Gain (Loss)	(0.57)		0.50		(0.55)		(0.20)		(0.16)		0.21
Total from Investment Operations	(0.32)		1.03		0.00		0.44		0.49		0.90
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.53)		(0.59)		(0.62)		(0.68)		(0.67)
Net Asset Value, End of Period	$9.10		$9.69		$9.19		$9.78		$9.96		$10.15
Total Return(2)	(3.40	)%(5)	11.49%		0.18%		4.71%		5.04%		9.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,351		$3,526		$5,471		$301		$865		$560
Ratio of Expenses Before Expense Limitation	0.90	%(6)	0.94%		0.94%		1.11%		1.15%		0.99%
Ratio of Expenses After Expense Limitation	0.62	%(3)(6)	0.62	%(3)	0.62	%(3)	0.62	%(3)	0.62	%(3)	0.62	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.62	%(3)	0.62	%(3)	0.62	%(3)	0.62	%(3)	0.62	%(3)
Ratio of Net Investment Income	5.42	%(3)(6)	5.54	%(3)	6.20	%(3)	6.55	%(3)	6.52	%(3)	6.93	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	15	%(5)	54%		69%		42%		39%		73%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

High Yield Portfolio

	Class IR
	Six Months Ended March 31, 2022		Year Ended September 30,						Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		September 30, 2018
Net Asset Value, Beginning of Period	$9.69		$9.19		$9.78		$9.96		$9.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.24		0.50		0.52		0.56		0.16
Net Realized and Unrealized Gain (Loss)	(0.56)		0.53		(0.52)		(0.12)		0.03
Total from Investment Operations	(0.32)		1.03		0.00		0.44		0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.53)		(0.59)		(0.62)		(0.16)
Net Asset Value, End of Period	$9.10		$9.69		$9.19		$9.78		$9.96
Total Return(3)	(3.39	)%(6)	11.49%		0.18%		4.71%		1.92	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$11		$11		$10		$10		$10
Ratio of Expenses Before Expense Limitation	16.89	%(7)	18.97%		20.43%		20.17%		18.62	%(7)
Ratio of Expenses After Expense Limitation	0.62	%(4)(7)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)(7)
Ratio of Net Investment Income	5.10	%(4)(7)	5.26	%(4)	5.70	%(4)	5.80	%(4)	5.75	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(6)	54%		69%		42%		39	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

High Yield Portfolio

	Class W
Selected Per Share Data and Ratios	Six Months Ended March 31, 2022 (unaudited)		Period from November 16, 2020(1) to September 30, 2021
Net Asset Value, Beginning of Period	$9.69		$9.42
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.28		0.51
Net Realized and Unrealized Gain (Loss)	(0.57)		0.26
Total from Investment Operations	(0.29)		0.77
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.50)
Net Asset Value, End of Period	$9.10		$9.69
Total Return(3)	(3.12	)%(6)	8.39	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11
Ratio of Expenses Before Expense Limitation	17.62	%(7)	20.81	%(7)
Ratio of Expenses After Expense Limitation	0.00	%(4)(7)	0.00	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.00	%(4)(7)
Ratio of Net Investment Income	6.00	%(4)(7)	6.09	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(6)	54	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund offers seven classes of shares — Class I, Class A, Class L, Class C, Class IS, Class IR and Class W.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$167,444		$—	$167,444
Variable Rate Senior Loan Interests	—	5,432	†	—	5,432	†
Total Fixed Income Securities	—	172,876	†	—	172,876	†
Common Stocks
Auto Components	—	—	†	—	—	†
Equity Real Estate Investment Trusts (REITs)	—	4		—	4
Machinery	—	—		5	5
Semiconductors & Semiconductor Equipment	—	22		—	22
Total Common Stocks	—	26	†	5	31	†
Short-Term Investment
Investment Company	2,823	—		—	2,823
Total Assets	$2,823	$172,902	†	$5	$175,730	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	5
Realized gains (losses)	—
Ending Balance	$5
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$5

†  Includes one security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$5	Market Comparable Companies	Enterprise Value/ Revenue	0.4	X	Increase
			Discount for Lack of Marketability	30.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.   When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class IS shares and 0.62% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser, is contractually obligated to waive its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses ( including litigation) will not exceed 0.00% for Class W. The Adviser expects this obligation to remain in effect indefinitely, unless changed or terminated by the Trustees of the Trust. For the six months ended March 31, 2022, approximately $213,000 of advisory fees were waived and approximately $87,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $25,883,000 and $28,364,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2022 is as follows:

Affiliated Investment Company	Value September 30, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$489	$31,437	$29,103	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2022 (000)
Liquidity Funds	$—	$—	$2,823

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From: Ordinary Income (000)	2020 Distributions Paid From: Ordinary Income (000)
$10,436	$11,970

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2021.

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$986	$—

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

At September 30, 2021, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,064,000 and $10,122,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,818,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 56.9%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
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Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

37

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
4701888 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Trustee and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Expense Example

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$966.20	$1,023.44	$1.47	$1.51	0.30%
Short Duration Income Portfolio Class A	1,000.00	966.30	1,022.19	2.70	2.77	0.55
Short Duration Income Portfolio Class L	1,000.00	963.80	1,020.94	3.92	4.03	0.80
Short Duration Income Portfolio Class C	1,000.00	962.50	1,018.45	6.36	6.54	1.30
Short Duration Income Portfolio Class IS	1,000.00	966.50	1,023.68	1.23	1.26	0.25

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (95.8%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 1 Year CMT + 2.19%, 2.31%, 6/1/38	$68		$71
1 Year CMT + 2.31%, 2.39%, 3/1/37	204		213
1 Year CMT + 2.32%, 2.43%, 7/1/38	151		158
1 Year CMT + 2.34%, 2.46%, 1/1/36	155		162
			604
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.0%) (a)
Safina Ltd.
2.00%, 12/30/23	158		158
Agency Fixed Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	65		67
6.50%, 4/1/24	—	@	—	@
7.50%, 5/1/35	12		14
8.00%, 8/1/32	7		8
8.50%, 8/1/31	8		9
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	106		109
5.00%, 12/1/23 - 12/1/24	57		58
6.00%, 9/1/37	30		34
6.50%, 2/1/28 - 10/1/32	105		111
7.00%, 7/1/29 - 3/1/37	122		131
7.50%, 8/1/37	16		18
8.00%, 4/1/33	29		33
8.50%, 10/1/32	14		16
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	55		61
8.50%, 7/15/30	9		9
			678
Asset-Backed Securities (16.6%)
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.34%, 1/15/32 (b)(c)	1,725		1,712
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (c)	652		618
2.24%, 6/25/66 (c)	847		815
AMSR Trust
2.11%, 9/17/37 (c)	975		903
Aqua Finance Trust,
1.54%, 7/17/46 (c)	774		738
3.14%, 7/16/40 (c)	144		143
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
1 Month USD LIBOR + 1.07%, 1.47%, 8/15/34 (b)(c)	1,200		1,179
	Face Amount (000)	Value (000)
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (b)(c)	$104	$104
Blackbird Capital Aircraft
2.44%, 7/15/46 (c)	794	727
CFMT 2020-HB4 LLC
2.72%, 12/26/30 (b)(c)	1,625	1,565
Cologix Data Centers US Issuer LLC
3.30%, 12/26/51 (c)	1,225	1,186
Commonbond Student Loan Trust
1.20%, 3/25/52 (c)	1,206	1,160
Conn's Receivables Funding 2020-A LLC
1.71%, 6/16/25 (c)	46	46
Credit Acceptance Auto Loan Trust
1.26%, 10/15/30 (c)	680	653
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 1.46%, 1/27/70 (b)(c)	862	865
ELFI Graduate Loan Program 2021-A LLC
1.53%, 12/26/46 (c)	1,732	1,628
Falcon Aerospace Ltd.
3.60%, 9/15/39 (c)	321	290
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (c)	40	40
FCI Funding 2021-1 LLC
1.13%, 4/15/33 (c)	465	461
FHF Trust,
0.83%, 12/15/26 (c)	681	662
1.27%, 3/15/27 (c)	413	402
Finance of America HECM Buyout
1.71%, 7/25/30 (b)(c)	1,487	1,442
Ford Credit Auto Owner Trust
1.06%, 4/15/33 (c)	3,840	3,566
Foundation Finance Trust,
3.30%, 7/15/33 (c)	37	37
3.86%, 11/15/34 (c)	181	183
GAIA Aviation Ltd.
3.97%, 12/15/44 (c)	499	478
GCI Funding I LLC
2.82%, 10/18/45 (c)	1,191	1,140
GM Financial Automobile Leasing Trust,
0.80%, 7/20/23	152	152
1.67%, 12/20/22	69	69
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)	1,725	1,646
Class A2
3.21%, 1/22/29 (c)	1,360	1,315
Kubota Credit Owner Trust
0.59%, 10/15/24 (c)	675	665
LL ABS Trust
2.33%, 1/17/28 (c)	54	54

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (c)	$1,469	$1,365
2.29%, 1/20/48 (c)	1,149	1,053
Lunar 2021-1 Structured Aircraft Portfolio Notes
2.64%, 10/15/46 (c)	1,727	1,586
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (c)	386	359
MAPS Trust
2.52%, 6/15/46 (c)	905	838
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	264	262
Mercury Financial Credit Card Master Trust
1.54%, 3/20/26 (c)	1,725	1,675
MFA 2021-NPL1 LLC
2.36%, 3/25/60 (c)	1,195	1,170
Monroe Capital ABS Funding 2021-1 Ltd.
2.82%, 4/22/31 (c)	1,625	1,531
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (c)	1,094	1,011
2.10%, 4/20/46 (c)	239	227
Navient Private Education Refinance Loan Trust
0.94%, 7/15/69 (c)	1,208	1,141
Nelnet Student Loan Trust 2021-C
1.32%, 4/20/62 (c)	1,178	1,108
New Residential Advance Receivables Trust,
1.03%, 12/16/52 (c)	470	463
1.43%, 8/15/53 (c)	1,170	1,146
Newday Funding Master Issuer PLC,
SOFR + 0.95%, 1.00%, 7/15/29 (b)(c)	1,175	1,175
SOFR + 1.10%, 1.15%, 3/15/29 (b)(c)	1,760	1,761
NRZ Advance Receivables Trust,
1.32%, 10/15/52 (c)	405	403
1.48%, 9/15/53 (c)	1,380	1,343
NRZ Excess Spread-Collateralized Notes,
2.98%, 3/25/26 (c)	1,291	1,225
Class A
3.10%, 7/25/26 (c)	1,049	994
3.23%, 5/25/26 (c)	1,580	1,495
3.47%, 11/25/26 (c)	1,447	1,395
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (c)	467	457
NYCTL Trust
2.19%, 11/10/32 (c)	165	164
Octane Receivables Trust
1.21%, 9/20/28 (c)	488	476
Ocwen Master Advance Receivables Trust
1.28%, 8/15/52 (c)	1,077	1,077
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 0.95%, 8/20/30 (b)	48	47
	Face Amount (000)	Value (000)
Oscar US Funding X LLC
3.18%, 5/10/23 (c)	$37	$37
Oxford Finance Funding LLC
3.10%, 2/15/28 (c)	335	335
PFS Financing Corp.,
0.77%, 8/15/26 (c)	1,310	1,233
0.97%, 2/15/26 (c)	960	921
2.86%, 4/15/24 (c)	230	230
PNMAC FMSR Issuer Trust
1 Month USD LIBOR + 2.35%, 2.81%, 4/25/23 (b)(c)	1,000	988
PRET 2021-NPL6 LLC
2.49%, 7/25/51 (c)	1,179	1,147
ReadyCap Lending Small Business Loan Trust
PRIME — 0.50%, 3.00%, 12/27/44 (b)(c)	161	159
Republic Finance Issuance Trust
2.47%, 11/20/30 (c)	500	489
S-Jets Ltd.
3.97%, 8/15/42 (c)	1,592	1,352
SMB Private Education Loan Trust,
1.34%, 3/17/53 (c)	817	776
1.68%, 2/15/51 (c)	927	888
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (c)	2,100	1,968
START Ireland
4.09%, 3/15/44 (c)	743	689
Start Ltd.
4.09%, 5/15/43 (c)	1,554	1,430
Theorem Funding Trust,
Class A
1.21%, 12/15/27 (c)	1,056	1,042
Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 1.06%, 2/25/57 (b)(c)	109	109
1.75%, 10/25/60 (c)	646	612
2.75%, 4/25/57 (b)(c)	26	26
Upstart Securitization Trust
3.73%, 9/20/29 (c)	101	101
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (c)	476	473
Verizon Owner Trust,
0.47%, 2/20/25	950	937
2.93%, 9/20/23	68	68
		69,601
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	203	224

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)		Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 0.39%, 5/20/63 (b)	$7		$6
1 Month USD LIBOR + 0.45%, 0.56%, 5/20/62 (b)	—	@	—	@
1 Month USD LIBOR + 0.60%, 0.71%, 1/20/64 (b)	99		99
REMIC
1 Month USD LIBOR + 0.50%, 0.61%, 3/20/61 (b)	92		92
1 Month USD LIBOR + 0.56%, 0.67%, 9/20/62 (b)	272		272
			693
Commercial Mortgage-Backed Securities (4.0%)
Alen 2021-ACEN Mortgage Trust
1 Month USD LIBOR + 1.15%, 1.55%, 4/15/34 (b)(c)	1,200		1,173
BX Commercial Mortgage Trust,
Class A
1 Month USD LIBOR + 0.70%, 1.10%, 4/15/34 (b)(c)	2,100		2,073
Credit Suisse Mortgage Capital Certificates
3.53%, 8/15/37 (c)	575		555
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 3.40%, 12/15/35 (b)(c)	2,125		2,119
CSWF Commercial Mortgage Trust
1 Month USD LIBOR + 0.97%, 1.36%, 6/15/34 (b)(c)	2,269		2,230
DROP Mortgage Trust
1 Month USD LIBOR + 1.15%, 1.55%, 4/15/26 (b)(c)	1,700		1,684
HPLY Trust
1 Month USD LIBOR + 2.35%, 2.75%, 11/15/36 (b)(c)	395		383
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Class A
1 Month USD LIBOR + 1.12%, 1.51%, 11/15/38 (b)(c)	2,450		2,405
JP Morgan Chase Commercial Mortgage Securities Corp.
4.13%, 7/5/31 (c)	1,100		1,109
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 2.60%, 7/15/36 (b)(c)	850		844
TPGI Trust,
Class A
1 Month USD LIBOR + 0.70%, 1.10%, 6/15/26 (b)(c)	1,175		1,150
	Face Amount (000)	Value (000)
TTAN 2021-MHC,
Class A
1 Month USD LIBOR + 0.85%, 1.25%, 3/15/38 (b)(c)	$849	$838
		16,563
Corporate Bonds (58.2%)
Finance (23.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	850	787
Air Lease Corp.
0.80%, 8/18/24	2,895	2,729
Anthem, Inc.,
1.50%, 3/15/26	2,830	2,670
2.38%, 1/15/25	1,000	987
Athene Global Funding
3.21%, 3/8/27	2,125	2,048
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (c)	2,500	2,549
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (c)	625	601
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600	1,555
Banco Santander Chile
2.70%, 1/10/25 (c)	800	784
Bank of America Corp.
3.88%, 8/1/25	3,900	4,013
Bank of Nova Scotia (The)
1.05%, 3/2/26	2,610	2,397
Banque Federative du Credit Mutuel SA
2.38%, 11/21/24 (c)	3,480	3,392
BNP Paribas SA
2.82%, 11/19/25 (c)	3,780	3,693
BPCE SA
2.38%, 1/14/25 (c)	2,635	2,541
Canadian Imperial Bank of Commerce
2.25%, 1/28/25	1,130	1,104
Citigroup, Inc.
3.11%, 4/8/26	2,000	1,984
Corebridge Financial, Inc.
3.50%, 4/4/25	1,060	1,059
Deutsche Bank AG,
Series E
0.96%, 11/8/23	3,950	3,832
Equitable Financial Life Global Funding
1.40%, 7/7/25 (c)	1,000	940
GA Global Funding Trust
1.63%, 1/15/26 (c)	4,070	3,790
Goldman Sachs Group, Inc. (The),
3.27%, 9/29/25	6,500	6,516
3.50%, 1/23/25	1,750	1,766

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Guardian Life Global Funding
0.88%, 12/10/25 (c)	$2,450	$2,261
HSBC Holdings PLC,
2.63%, 11/7/25	1,850	1,806
3.80%, 3/11/25	1,680	1,689
JPMorgan Chase & Co.
2.60%, 2/24/26	2,000	1,963
LeasePlan Corp. N.V.
2.88%, 10/24/24 (c)	1,275	1,247
Macquarie Bank Ltd.
2.30%, 1/22/25 (c)	3,475	3,379
Macquarie Group Ltd.
1.34%, 1/12/27 (c)	3,060	2,792
National Securities Clearing Corp.
0.75%, 12/7/25 (c)	4,300	3,965
NongHyup Bank
1.25%, 7/20/25 (c)	690	650
Nordea Bank Abp
1.50%, 9/30/26 (c)	2,975	2,734
Royal Bank of Canada
1.20%, 4/27/26	4,320	4,004
Santander UK Group Holdings PLC
4.80%, 11/15/24	5,510	5,638
Societe Generale SA
2.63%, 1/22/25 (c)	1,175	1,138
Standard Chartered PLC
0.99%, 1/12/25 (c)	3,295	3,150
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/25	6,480	6,303
Suncorp-Metway Ltd.
3.30%, 4/15/24 (c)	1,980	1,992
		96,448
Industrials (32.1%)
7-Eleven, Inc.
0.80%, 2/10/24 (c)	3,160	3,038
AbbVie, Inc.
3.80%, 3/15/25	6,515	6,643
Altria Group, Inc.
2.35%, 5/6/25	1,500	1,458
American Tower Corp.
2.40%, 3/15/25	600	585
Amphenol Corp.
2.05%, 3/1/25	1,250	1,217
AT&T, Inc.
1.70%, 3/25/26	2,840	2,693
Baxalta, Inc.
4.00%, 6/23/25	1,075	1,098
Baxter International, Inc.
1.92%, 2/1/27 (c)	4,230	3,960
	Face Amount (000)	Value (000)
Bayer US Finance LLC
3.38%, 10/8/24 (c)	$1,740	$1,739
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	250	246
BMW Finance N.V.
2.40%, 8/14/24 (c)	1,895	1,873
BMW US Capital LLC
3.25%, 4/1/25 (c)(d)	1,575	1,582
Boeing Co. (The)
4.88%, 5/1/25	2,460	2,540
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	400	378
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	850	882
Cigna Corp.
4.50%, 2/25/26	3,025	3,167
Continental Resources, Inc.
2.27%, 11/15/26 (c)	1,000	935
Daimler Finance North America LLC
3.30%, 5/19/25 (c)	2,510	2,507
Daimler Trucks Finance North America LLC,
1.13%, 12/14/23 (c)	575	558
2.00%, 12/14/26 (c)	2,025	1,889
Dell International LLC/EMC Corp.
5.45%, 6/15/23	523	539
DuPont de Nemours, Inc.
4.49%, 11/15/25	875	911
Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,067
Enbridge, Inc.
2.50%, 1/15/25	750	738
Energy Transfer LP,
2.90%, 5/15/25	4,130	4,044
4.75%, 1/15/26	325	338
Enterprise Products Operating LLC
3.90%, 2/15/24	1,200	1,223
Fox Corp.
4.03%, 1/25/24	1,200	1,226
General Motors Financial Co., Inc.,
1.50%, 6/10/26	2,890	2,645
3.95%, 4/13/24	1,250	1,270
Genuine Parts Co.
1.75%, 2/1/25	740	707
Georgia-Pacific LLC
1.75%, 9/30/25 (c)	4,080	3,876
Glencore Funding LLC
4.13%, 3/12/24 (c)	1,225	1,242
GSK Consumer Healthcare Co.
3.02%, 3/24/24	750	750
HCA, Inc.
5.00%, 3/15/24	1,600	1,659

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Hyundai Capital America,
1.25%, 9/18/23 (c)	$1,380	$1,343
1.30%, 1/8/26 (c)	2,780	2,550
2.38%, 2/10/23 (c)	590	588
Hyundai Capital Services, Inc.
2.13%, 4/24/25 (c)	1,000	960
Imperial Brands Finance PLC
3.13%, 7/26/24 (c)	2,015	1,998
International Flavors & Fragrances, Inc.
1.23%, 10/1/25 (c)	2,250	2,086
JDE Peet's N.V.
0.80%, 9/24/24 (c)	3,025	2,841
Kinder Morgan, Inc.
1.75%, 11/15/26	2,640	2,457
Magallanes, Inc.
3.43%, 3/15/24 (c)	2,110	2,123
Mitsubishi Corp.
1.13%, 7/15/26 (c)	2,610	2,407
Mondelez International Holdings Netherlands BV,
1.25%, 9/24/26 (c)	2,910	2,674
2.25%, 9/19/24 (c)	950	935
NBN Co. Ltd.
1.45%, 5/5/26 (c)	2,770	2,566
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (c)	2,640	2,635
NTT Finance Corp.
1.16%, 4/3/26 (c)	6,790	6,269
Nucor Corp.
2.00%, 6/1/25	975	945
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25 (c)	1,540	1,494
PerkinElmer, Inc.
0.85%, 9/15/24	4,440	4,216
Pioneer Natural Resources Co.
1.13%, 1/15/26	4,490	4,170
Royalty Pharma PLC
1.20%, 9/2/25	1,475	1,358
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	1,320	1,351
Sealed Air Corp.
1.57%, 10/15/26 (c)	1,725	1,574
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (c)	4,740	4,776
Silgan Holdings, Inc.
1.40%, 4/1/26 (c)	1,875	1,712
Sky Ltd.
3.75%, 9/16/24 (c)	2,330	2,370
Skyworks Solutions, Inc.
0.90%, 6/1/23	1,750	1,712
Sonoco Products Co.
1.80%, 2/1/25	1,460	1,401
	Face Amount (000)	Value (000)
SYNNEX Corp.
1.25%, 8/9/24 (c)	$5,815	$5,530
TSMC Global Ltd.
0.75%, 9/28/25 (c)	1,575	1,460
Williams Cos., Inc. (The)
4.30%, 3/4/24	1,330	1,360
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,400	2,304
		134,388
Utilities (3.0%)
Ameren Corp.
2.50%, 9/15/24	2,510	2,478
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,390
CenterPoint Energy, Inc.
2.50%, 9/1/24	2,500	2,459
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,193
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	2,825	2,654
NiSource, Inc.
0.95%, 8/15/25	1,550	1,426
		12,600
		243,436
Mortgages — Other (15.2%)
Ajax Mortgage Loan Trust
1.07%, 9/25/65 (b)(c)	905	852
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50 (b)(c)	908	887
BRAVO Residential Funding Trust
2.00%, 5/25/59 (b)(c)	797	761
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)	2,033	1,847
1.75%, 10/25/61 (b)(c)	2,084	1,932
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (b)(c)	356	349
BX Trust BX 2022 VAMF
TSFR1M + 1.58%, 1.88%, 1/15/39 (b)(c)	820	799
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (b)(c)	1,647	1,632
1.37%, 2/25/31 (b)(c)	1,600	1,547
1.94%, 9/25/50 (b)(c)	1,718	1,620
2.80%, 6/25/69 (b)(c)	408	402
4.00%, 10/25/68 (b)(c)	344	344
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	54	54
CIM Trust,
2.57%, 7/25/59 (c)	1,303	1,265
3.00%, 4/25/57 (b)(c)	92	92

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont'd)
Credit Suisse Mortgage Capital Certificates,
0.94%, 5/25/66 (b)(c)	$1,062	$1,007
1.18%, 2/25/66 (b)(c)	1,048	1,014
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (b)(c)	1,700	1,577
4.45%, 1/25/26 (b)(c)	1,500	1,449
Class A
3.62%, 7/25/26 (b)(c)	1,550	1,456
Freddie Mac
SOFR30A + 1.30%, 1.40%, 2/25/42 (b)(c)	868	864
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 0.95%, 8/25/60 (b)(c)	40	40
Headlands Residential 2021-RPL1 LLC
2.49%, 9/25/26 (b)(c)	1,940	1,864
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (c)	1,195	1,170
Imperial Fund Mortgage Trust,
1.38%, 10/25/55 (b)(c)	617	599
1.60%, 11/25/56 (b)(c)	984	911
2.49%, 2/25/67 (b)(c)	1,478	1,444
Lanark Master Issuer PLC
2.28%, 12/22/69 (b)(c)	360	361
Legacy Mortgage Asset Trust
3.25%, 2/25/60 (c)	1,109	1,097
LHOME Mortgage Trust,
2.09%, 9/25/26 (b)(c)	700	675
3.23%, 10/25/24 (c)	192	192
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 1.16%, 2/25/55 (b)(c)	960	953
1 Month USD LIBOR + 0.80%, 1.26%, 11/25/53 (b)(c)	840	839
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 0.95%, 1.35%, 8/15/38 (b)(c)	2,080	2,030
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (b)(c)	139	139
3.98%, 9/25/57 (b)(c)	271	273
NewRez Warehouse Securitization Trust
1 Month USD LIBOR + 0.75%, 1.21%, 5/25/55 (b)(c)	1,275	1,269
NYMT Loan Trust
2.94%, 10/25/60 (b)(c)	1,782	1,748
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (b)(c)	358	353
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 1.31%, 1/16/60 (b)(c)	78	78
1 Month USD LIBOR + 0.93%, 1.33%, 3/12/61 (b)(c)	168	167
1 Month USD LIBOR + 0.95%, 1.42%, 8/18/60 (b)(c)	104	104
1 Month USD LIBOR + 1.00%, 1.45%, 6/20/60 (b)(c)	100	100
	Face Amount (000)	Value (000)
Preston Ridge Partners LLC,
1.74%, 9/25/26 (b)(c)	$1,231	$1,172
1.87%, 8/25/26 (c)	1,674	1,591
2.12%, 1/25/26 - 3/25/26 (b)(c)	1,459	1,413
2.36%, 10/25/26 (b)(c)	1,581	1,518
Pretium Mortgage Credit Partners I LLC
2.24%, 9/27/60 (c)	687	663
Provident Funding Mortgage Warehouse Securitization Trust
1 Month USD LIBOR + 0.70%, 0.89%, 2/25/55 (b)(c)	1,208	1,194
Residential Mortgage Loan Trust
1.65%, 5/25/60 (b)(c)	569	566
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 1.14%, 12/5/59 (b)(c)	83	83
1 Month USD LIBOR + 0.93%, 1.22%, 9/5/57 (b)(c)	133	133
RESIMAC Premier Trust
1 Month USD LIBOR + 0.95%, 1.27%, 2/10/51 (b)(c)	199	199
RMF Buyout Issuance Trust
1.72%, 10/25/50 (b)(c)	1,875	1,805
RMF Proprietary Issuance Trust
2.13%, 9/25/61 (b)(c)	1,883	1,744
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	618	609
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 1.07%, 8/20/34 (b)	110	109
Silver Hill Trust
3.10%, 11/25/49 (b)(c)	589	578
Stanwich Mortgage Loan Co. LLC
2.74%, 10/16/26 (c)	1,848	1,791
Towd Point HE Trust
0.92%, 2/25/63 (b)(c)	1,421	1,398
TVC Mortgage Trust
3.47%, 9/25/24 (c)	250	250
VCAT Asset Securitization, 2021-NPL6 LLC
1.92%, 9/25/51 (c)	1,871	1,794
Verus Securitization Trust
1.03%, 2/25/66 (b)(c)	842	814
Vista Point Securitization Trust
1.76%, 3/25/65 (b)(c)	155	155
VMC Finance 2021-HT1 LLC
1 Month USD LIBOR + 1.65%, 2.12%, 1/18/37 (b)(c)	1,819	1,806
VOLT XCIII LLC
1.89%, 2/27/51 (c)	922	896
VOLT XCIV LLC
2.24%, 2/27/51 (c)	1,088	1,049
VOLT XCIX LLC
2.12%, 4/25/51 (c)	1,396	1,339
VOLT XCVI LLC
2.12%, 3/27/51 (c)	1,032	1,008
		63,833

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Municipal Bond (0.2%)
Golden State Tobacco Securitization Corp., CA
1.85%, 6/1/31	$810	$787
Sovereign (0.4%)
Korea National Oil Corp.
0.88%, 10/5/25 (c)	1,680	1,544
Supranational (0.7%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,663
2.38%, 5/12/23	1,170	1,171
		2,834
Total Fixed Income Securities (Cost $420,471)		400,731
	Shares
Short-Term Investments (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $5,591)	5,590,846	5,591
	Face Amount (000)
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills, 0.06%, 7/14/22 (e)	$1,350	1,347
0.59%, 7/14/22 (e)	180	180
Total U.S. Treasury Securities (Cost $1,529)		1,527
Total Short-Term Investments (Cost $7,120)		7,118
Total Investments (97.5%) (Cost $427,591) (f)(g)		407,849
Other Assets in Excess of Liabilities (2.5%)		10,640
Net Assets (100.0%)		$418,489

@  Face Amount/Value is less than $500.

(a)  Amount is less than 0.05%.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  When-issued security.

(e)  Rate shown is the yield to maturity at March 31, 2022.

(f)  Securities are available for collateral in connection with purchase of when-issued security and futures contracts.

(g)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,623,000 and the aggregate gross unrealized depreciation is approximately $20,017,000, resulting in net unrealized depreciation of approximately $17,394,000.

CLO  Collateralized Loan Obligation.

CMT  Constant Maturity Treasury Note Rate.

LIBOR  London Interbank Offered Rate.

PRIME  Daily US Prime Rate.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	140	Jun-22	$28,000	$29,669	$(219)
Short:
U.S. Treasury 5 yr. Note (United States)	735	Jun-22	(73,500)	(84,295)	2,247
U.S. Treasury 10 yr. Note (United States)	96	Jun-22	(9,600)	(11,796)	320
					$2,348

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	33.0%
Finance	23.6
Asset-Backed Securities	17.1
Mortgages — Other	15.7
Other*	8.9
Short-Term Investments	1.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $125,760,000 and net unrealized appreciation of approximately $2,348,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $422,000)	$402,258
Investment in Security of Affiliated Issuer, at Value (Cost $5,591)	5,591
Total Investments in Securities, at Value (Cost $427,591)	407,849
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Investments Sold	12,158
Interest and Paydown Receivable	1,511
Receivable for Fund Shares Sold	300
Receivable from Affiliate	—	@
Other Assets	112
Total Assets	421,930
Liabilities:
Payable for Investments Purchased	2,633
Payable for Fund Shares Redeemed	276
Payable for Variation Margin on Futures Contracts	104
Payable for Shareholder Services Fees — Class A	53
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Sub Transfer Agency Fees — Class I	50
Payable for Sub Transfer Agency Fees — Class A	38
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Advisory Fees	62
Payable for Professional Fees	62
Payable for Trustees' Fees and Expenses	38
Payable for Administration Fees	30
Payable for Custodian Fees	11
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	74
Total Liabilities	3,441
Net Assets	$418,489
Net Assets Consist of:
Paid-in-Capital	$436,888
Total Accumulated Loss	(18,399)
Net Assets	$418,489

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2022 (000)
CLASS I:
Net Assets	$183,102
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	22,873,924
Net Asset Value, Offering and Redemption Price Per Share	$8.00
CLASS A:
Net Assets	$230,762
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	28,752,662
Net Asset Value, Redemption Price Per Share	$8.03
Maximum Sales Load	2.00%
Maximum Sales Charge	$0.16
Maximum Offering Price Per Share	$8.19
CLASS L:
Net Assets	$983
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	122,899
Net Asset Value, Offering and Redemption Price Per Share	$8.00
CLASS C:
Net Assets	$3,631
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	455,395
Net Asset Value, Offering and Redemption Price Per Share	$7.97
CLASS IS:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,383
Net Asset Value, Offering and Redemption Price Per Share	$8.01

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,733
Dividends from Securities of Unaffiliated Issuers	196
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	3,930
Expenses:
Advisory Fees (Note B)	517
Shareholder Services Fees — Class A (Note D)	375
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	15
Administration Fees (Note C)	207
Sub Transfer Agency Fees — Class I	91
Sub Transfer Agency Fees — Class A	99
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Professional Fees	76
Registration Fees	41
Pricing Fees	20
Custodian Fees (Note F)	13
Shareholder Reporting Fees	10
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	6
Other Expenses	16
Total Expenses	1,498
Waiver of Advisory Fees (Note B)	(259)
Reimbursement of Class Specific Expenses — Class I (Note B)	(41)
Reimbursement of Class Specific Expenses — Class A (Note B)	(27)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	1,167
Net Investment Income	2,763
Realized Gain (Loss):
Investments Sold	(3,804)
Futures Contracts	3,574
Net Realized Loss	(230)
Change in Unrealized Appreciation (Depreciation):
Investments	(21,025)
Foreign Currency Translation	— @
Futures Contracts	1,644
Net Change in Unrealized Appreciation (Depreciation)	(19,381)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(19,611)
Net Decrease in Net Assets Resulting from Operations	$(16,848)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,763	$5,497
Net Realized Gain (Loss)	(230)	3,305
Net Change in Unrealized Appreciation (Depreciation)	(19,381)	(2,747)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,848)	6,055
Dividends and Distributions to Shareholders:
Class I	(1,325)	(3,299)
Class A	(1,446)	(2,396)
Class L	(3)	(7)
Class C	(4)	(3)
Class IS	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(2,778)	(5,705)
Capital Share Transactions:(1)
Class I:
Subscribed	48,072	201,573
Distributions Reinvested	1,325	3,182
Redeemed	(113,734)	(183,295)
Class A:
Subscribed	69,732	295,015
Distributions Reinvested	1,444	2,392
Redeemed	(149,659)	(125,672)
Class L:
Exchanged	304	103
Distributions Reinvested	3	7
Redeemed	(94)	(132)
Class C:
Subscribed	5,207	3,655
Distributions Reinvested	4	3
Redeemed	(4,114)	(1,020)
Class IS:
Subscribed	—	— @
Distributions Reinvested	— @	— @
Redeemed	—	(3)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(141,510)	195,808
Total Increase (Decrease) in Net Assets	(161,136)	196,158
Net Assets:
Beginning of Period	579,625	383,467
End of Period	$418,489	$579,625

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,858	24,172
Shares Issued on Distributions Reinvested	161	382
Shares Redeemed	(13,838)	(21,983)
Net Increase (Decrease) in Class I Shares Outstanding	(7,819)	2,571
Class A:
Shares Subscribed	8,406	35,271
Shares Issued on Distributions Reinvested	175	286
Shares Redeemed	(18,204)	(15,027)
Net Increase (Decrease) in Class A Shares Outstanding	(9,623)	20,530
Class L:
Shares Exchanged	37	12
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(11)	(16)
Net Increase (Decrease) in Class L Shares Outstanding	26	(3)
Class C:
Shares Subscribed	636	440
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	(502)	(123)
Net Increase in Class C Shares Outstanding	134	317
Class IS:
Shares Subscribed	—	—	@@
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	—	(—	@@)
Net Increase (Decrease) in Class IS Shares Outstanding	— @@	(—	@@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$8.33		$8.31		$8.24		$8.13		$8.15		$8.12
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.10		0.17		0.21		0.17		0.16
Net Realized and Unrealized Gain (Loss)	(0.33)		0.03		0.09		0.10		(0.03)		0.02
Total from Investment Operations	(0.28)		0.13		0.26		0.31		0.14		0.18
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.11)		(0.19)		(0.20)		(0.16)		(0.15)
Net Asset Value, End of Period	$8.00		$8.33		$8.31		$8.24		$8.13		$8.15
Total Return(2)	(3.38	)%(8)	1.57%		3.20%		3.93	%(3)	1.79	%(4)	2.29	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,102		$255,659		$233,816		$174,909		$118,810		$103,131
Ratio of Expenses Before Expense Limitation	0.44	%(9)	0.45%		0.53%		0.49%		0.50%		0.53%
Ratio of Expenses After Expense Limitation	0.30	%(6)(9)	0.30	%(6)	0.29	%(6)	0.30	%(6)	0.28	%(6)	0.30	%(6)
Ratio of Net Investment Income	1.22	%(6)(9)	1.25	%(6)	2.12	%(6)	2.55	%(6)	2.13	%(6)	1.92	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	26	%(8)	53%		74%		64%		40%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 3.80%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.54%.

(5)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 1.78%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$8.35		$8.34		$8.26		$8.15		$8.17		$8.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.08		0.15		0.19		0.15		0.14
Net Realized and Unrealized Gain (Loss)	(0.32)		0.02		0.10		0.10		(0.03)		0.03
Total from Investment Operations	(0.28)		0.10		0.25		0.29		0.12		0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.09)		(0.17)		(0.18)		(0.14)		(0.13)
Net Asset Value, End of Period	$8.03		$8.35		$8.34		$8.26		$8.15		$8.17
Total Return(2)	(3.37	)%(8)	1.20%		3.06%		3.66	%(3)	1.51	%(4)	2.15	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$230,762		$320,477		$148,771		$83,111		$68,517		$82,157
Ratio of Expenses Before Expense Limitation	0.67	%(9)	0.69%		0.77%		0.76%		0.80%		0.80%
Ratio of Expenses After Expense Limitation	0.55	%(6)(9)	0.55	%(6)	0.54	%(6)	0.55	%(6)	0.55	%(6)	0.55	%(6)
Ratio of Net Investment Income	0.97	%(6)(9)	0.98	%(6)	1.84	%(6)	2.30	%(6)	1.85	%(6)	1.66	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	26	%(8)	53%		74%		64%		40%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 3.53%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.26%.

(5)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 1.65%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$8.33		$8.31		$8.24		$8.12		$8.15		$8.11
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.06		0.13		0.17		0.13		0.11
Net Realized and Unrealized Gain (Loss)	(0.33)		0.03		0.09		0.11		(0.04)		0.04
Total from Investment Operations	(0.30)		0.09		0.22		0.28		0.09		0.15
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.07)		(0.15)		(0.16)		(0.12)		(0.11)
Net Asset Value, End of Period	$8.00		$8.33		$8.31		$8.24		$8.12		$8.15
Total Return(2)	(3.62	)%(8)	1.06%		2.69%		3.52	%(3)	1.14	%(4)	1.90	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$983		$808		$829		$795		$382		$410
Ratio of Expenses Before Expense Limitation	1.11	%(9)	1.17%		1.26%		1.25%		1.52%		1.70%
Ratio of Expenses After Expense Limitation	0.80	%(6)(9)	0.80	%(6)	0.79	%(6)	0.80	%(6)	0.80	%(6)	0.80	%(6)
Ratio of Net Investment Income	0.73	%(6)(9)	0.76	%(6)	1.64	%(6)	2.07	%(6)	1.61	%(6)	1.41	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	26	%(8)	53%		74%		64%		40%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 3.39%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.89%.

(5)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 1.39%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Short Duration Income Portfolio

	Class C
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$8.29		$8.29		$8.22		$8.10		$8.13		$8.09
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01		0.01		0.09		0.13		0.09		0.07
Net Realized and Unrealized Gain (Loss)	(0.32)		0.02		0.09		0.11		(0.04)		0.04
Total from Investment Operations	(0.31)		0.03		0.18		0.24		0.05		0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.03)		(0.11)		(0.12)		(0.08)		(0.07)
Net Asset Value, End of Period	$7.97		$8.29		$8.29		$8.22		$8.10		$8.13
Total Return(2)	(3.75	)%(8)	0.41%		2.16%		3.01	%(3)	0.64	%(4)	1.34	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,631		$2,670		$37		$36		$52		$52
Ratio of Expenses Before Expense Limitation	1.48	%(9)	1.72%		7.65%		6.34%		5.69%		4.92%
Ratio of Expenses After Expense Limitation	1.30	%(6)(9)	1.30	%(6)	1.29	%(6)	1.30	%(6)	1.30	%(6)	1.30	%(6)
Ratio of Net Investment Income	0.23	%(6)(9)	0.17	%(6)	1.14	%(6)	1.55	%(6)	1.11	%(6)	0.85	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	26	%(8)	53%		74%		64%		40%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 2.88%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.39%.

(5)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 0.84%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Short Duration Income Portfolio

	Class IS
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$8.34		$8.32		$8.24		$8.13		$8.15		$8.11
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.11		0.18		0.21		0.18		0.16
Net Realized and Unrealized Gain (Loss)	(0.33)		0.02		0.09		0.11		(0.03)		0.04
Total from Investment Operations	(0.28)		0.13		0.27		0.32		0.15		0.20
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.11)		(0.19)		(0.21)		(0.17)		(0.16)
Net Asset Value, End of Period	$8.01		$8.34		$8.32		$8.24		$8.13		$8.15
Total Return(2)	(3.35	)%(8)	1.62%		3.37%		3.98	%(3)	1.83	%(4)	2.46	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11		$14		$16		$11		$11
Ratio of Expenses Before Expense Limitation	17.99	%(9)	19.98%		12.15%		17.44%		18.54%		16.24%
Ratio of Expenses After Expense Limitation	0.25	%(6)(9)	0.24	%(6)	0.24	%(6)	0.24	%(6)	0.25	%(6)	0.25	%(6)
Ratio of Net Investment Income	1.27	%(6)(9)	1.32	%(6)	2.21	%(6)	2.61	%(6)	2.16	%(6)	1.96	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	26	%(8)	53%		74%		64%		40%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 3.85%.

(4)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 1.58%.

(5)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 1.95%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares, respectively. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$604	$—	$604
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed)	—	158	—	158
Agency Fixed Rate Mortgages	—	678	—	678
Asset-Backed Securities	—	69,601	—	69,601
Collateralized Mortgage Obligations — Agency Collateral Series	—	693	—	693
Commercial Mortgage-Backed Securities	—	16,563	—	16,563

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Corporate Bonds	$—	$243,436	$—	$243,436
Mortgages — Other	—	63,833	—	63,833
Municipal Bond	—	787	—	787
Sovereign	—	1,544	—	1,544
Supranational	—	2,834	—	2,834
Total Fixed Income Securities	—	400,731	—	400,731
Short-Term Investments
Investment Company	5,591	—	—	5,591
U.S. Treasury Securities	—	1,527	—	1,527
Total Short-Term Investments	5,591	1,527	—	7,118
Futures Contracts	2,567	—	—	2,567
Total Assets	8,158	402,258	—	410,416
Liabilities:
Futures Contracts	(219)	—	—	(219)
Total	$7,939	$402,258	$—	$410,197

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S.

federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$2,567	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$(219	)(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

contract for the six months ended March 31, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$3,574
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$1,644

For the six months ended March 31, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$239,665,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2022, approximately $259,000 of advisory fees were waived and approximately $71,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $109,155,000 and $261,128,000, respectively. For the six months ended March 31, 2022, purchases and sales of long-term U.S. Government securities were approximately $19,707,000 and $19,005,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2022 is as follows:

Affiliated Investment Company	Value September 30, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,314	$118,043	$113,766	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2022 (000)
Liquidity Funds	$—	$—	$5,591

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2022, included in "Trustees' fees and expenses" in the Statement of Operations amounted to approximately $1,000. At March 31, 2022, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Trustees' fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From: Ordinary Income (000)	2020 Distributions Paid From: Ordinary Income (000)
$5,705	$5,806

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments on callable bonds, resulted in the following reclassifications among the components of net assets at September 30, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$178	$(178)

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$739	$—

At September 30, 2021, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $654,000 and $85,000, respectively, that do not have an expiration date.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $4,036,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.3%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share
32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

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New York, New York 10036

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Co-Transfer Agent

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Custodian

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Legal Counsel

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Counsel to the Independent Trustees

Perkins Coie LLP
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22nd Floor
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Independent Registered Public Accounting Firm

Ernst & Young LLP
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Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

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You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

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To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
4701889 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Liquidity Risk Management Program	19
U.S. Customer Privacy Notice	20
Trustee and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Expense Example

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$999.80	$1,024.13	$0.80	$0.81	0.16%
Ultra-Short Income Portfolio Institutional Class	1,000.00	999.60	1,023.88	1.05	1.06	0.21
Ultra-Short Income Portfolio Class A	1,000.00	999.20	1,023.59	1.35	1.36	0.27

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (5.9%)
International Banks (5.9%)
Bank of Montreal
1.00%, 6/15/22	$120,000	$120,075
Barclays Bank PLC
1.05%, 6/17/22	50,000	50,019
Qatar National Bank,
0.40%, 9/19/22	130,000	129,079
1.10%, 1/31/23	110,000	108,212
Sumitomo Mitsui Trust Bank Ltd.
0.30%, 5/17/22	200,000	199,811
Total Certificates of Deposit (Cost $608,663)		607,196
Commercial Paper (a) (11.6%)
Asset-Backed Diversified Financial Services (1.5%)
Collateralized Commercial Paper FLEX Co. LLC
0.26%, 9/19/22 (b)	131,000	130,285
Collateralized Commercial Paper V Co.
0.29%, 6/22/22	25,000	24,943
		155,228
Automobile (2.1%)
Toyota Finance Australia Ltd.
1.10%, 6/16/22	180,000	179,653
VW Credit, Inc.
0.35%, 8/25/22	41,000	40,742
		220,395
Communications (1.8%)
AT&T, Inc.
0.55%, 6/21/22	90,000	89,742
TELUS Corp.,
0.52%, 5/26/22 (b)	48,000	47,920
0.53%, 6/15/22	45,000	44,885
		182,547
Finance (0.4%)
Citigroup Global Markets, Inc.
0.65%, 6/15/22 (a)	40,000	39,925
Insurance (0.3%)
Pricoa Short Term Funding LLC
0.45%, 6/13/22	30,000	29,945
International Banks (5.5%)
Australia & New Zealand Banking Group Ltd.
0.66%, 6/15/22	78,000	77,866
Barclays Bank PLC
1.08%, 6/16/22 (b)	100,000	99,815
BNZ International Funding Ltd.
0.28%, 6/22/22	65,000	64,873
Oversea Chinese Banking Corp. Ltd.
0.27%, 6/22/22	100,000	99,792
Skandinaviska Enskilda Banken AB
0.26%, 6/22/22	200,000	199,630
UBS AG London
0.26%, 6/30/22 (b)	16,500	16,470
		558,446
Total Commercial Paper (Cost $1,188,170)		1,186,486
	Face Amount (000)	Value (000)
Corporate Bonds (7.9%)
Automobile (0.01%)
BMW US Capital LLC
2.70%, 4/6/22 (b)	$4,689	$4,689
Volkswagen Group of America Finance LLC
2.90%, 5/13/22 (b)	1,830	1,832
		6,521
Chemicals (0.5%)
Nutrien Ltd.
3.15%, 10/1/22	53,623	53,867
Communications (0.3%)
AT&T, Inc.
3.00%, 6/30/22	28,185	28,219
Consumer, Non-Cyclical (3.3%)
AbbVie, Inc.,
3.20%, 11/6/22	110,549	111,376
3.25%, 10/1/22	11,438	11,483
Reckitt Benckiser Treasury Services PLC
2.38%, 6/24/22 (b)	216,720	217,109
		339,968
Diversified Financial Services (1.8%)
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/22	180,097	180,861
Domestic Banks (0.1%)
Truist Financial Corp.
3.05%, 6/20/22	16,950	16,990
Health Care Services (0.3%)
CommonSpirit Health
2.95%, 11/1/22	28,075	28,228
Industrials (0.5%)
Siemens Financieringsmaatschappij N.V.
2.90%, 5/27/22 (b)	5,000	5,015
Waste Management, Inc.
2.90%, 9/15/22	51,655	51,788
		56,803
International Banks (0.4%)
Mizuho Financial Group, Inc.
2.60%, 9/11/22	30,683	30,803
Sumitomo Mitsui Banking Corp.
3.20%, 7/18/22	619	622
Suncorp-Metway Ltd.
2.80%, 5/4/22 (b)	3,750	3,755
		35,180
Technology (0.6%)
Fiserv, Inc.
3.50%, 10/1/22	56,025	56,265
Total Corporate Bonds (Cost $804,778)		802,902

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (c) (48.9%)
Automobiles (1.0%)
Toyota Motor Credit Corp.,
SOFR + 0.28%, 0.28%, 12/14/22	$100,000	$99,961
Domestic Bank (0.2%)
Bank of America Securities, Inc.
0.87%, 3/3/23	20,000	20,009
Finance (6.7%)
Citigroup, Inc.,
3 Month USD LIBOR + 0.96%, 1.22%, 4/25/22	2,541	2,541
Goldman Sachs Bank USA,
SOFR + 0.54%, 0.28%, 10/3/22	75,000	75,045
SOFR + 0.23%, 0.28%, 10/14/22	100,000	99,890
SOFR + 0.30%, 0.28%, 2/17/23	150,000	149,712
SOFR + 0.18%, 0.46%, 8/26/22	200,000	199,812
Old Line Funding LLC,
SOFR + 0.45%, 0.28%, 10/11/22 (b)	130,000	130,071
QNB Finance Ltd.,
3 Month USD LIBOR + 1.00% 1.32%, 5/2/22 (c)	35,710	35,721
		692,792
International Banks (41.0%)
Bank of Montreal,
SOFR + 0.28%, 0.27%, 12/21/22	175,000	174,848
SOFR + 0.68%, 0.28%, 3/10/23	17,510	17,534
SOFR + 0.26%, 0.31%, 12/22/22	125,000	124,872
Bank of Nova Scotia,
SOFR + 0.22%, 0.49%, 6/3/22	175,000	174,975
0.64%, 9/27/22 (b)	100,000	100,000
Barclays Bank PLC,
SOFR + 0.60%, 0.28%, 12/15/22	175,000	175,005
Canadian Imperial Bank of Commerce,
SOFR + 0.25%, 0.27%, 12/23/22	200,000	199,867
SOFR + 0.25%, 0.28%, 12/23/22	225,000	224,850
SOFR + 0.28%, 0.55%, 3/3/23	100,000	99,886
Commonwealth Bank of Australia,
SOFR + 0.20%, 0.25%, 8/24/22 (b)	200,000	199,855
Credit Industriel et Commercial,
SOFR + 0.28%, 0.55%, 12/8/22	250,000	250,304
Macquarie Bank Ltd.,
SOFR + 0.30%, 0.28%, 12/1/22 (b)	275,000	274,589
SOFR + 0.33%, 0.28%, 12/15/22 (b)	90,000	89,871
SOFR + 0.18%, 0.46%, 9/16/22 (b)	230,000	229,702
Mizuho Bank Ltd.,
SOFR + 0.28%, 0.28%, 2/17/23	20,000	19,960
Oversea-Chinese Banking Corp. Ltd.,
SOFR + 0.28%, 0.28%, 12/21/22	100,000	99,863
Royal Bank of Canada,
SOFR + 0.25%, 0.27%, 12/1/22	50,000	49,948
SOFR + 0.50%, 0.28%, 3/3/23 (b)	400,000	400,097
SOFR + 0.25%, 0.30%, 12/1/22	75,000	74,908
	Face Amount (000)	Value (000)
Sumitomo Mitsui Banking Corp.,
SOFR + 0.18%, 0.45%, 10/24/22	$100,000	$99,868
SOFR + 0.28%, 0.55%, 2/10/23	65,000	64,895
Svenska Handelsbanken,
SOFR + 0.20% 0.48%, 8/23/22	250,000	249,821
Toronto-Dominion Bank (The),
0.28%, 12/19/22	241,000	241,000
0.78%, 3/30/23	150,000	150,047
UBS AG London,
SOFR + 0.19%, 0.47%, 6/15/22 - 7/13/22 (b)	175,000	174,908
SOFR + 0.24%, 0.52%, 5/4/22 - 5/12/22 (b)	225,000	224,995
		4,186,468
Total Floating Rate Notes (Cost $5,001,825)		4,999,230
Repurchase Agreements (25.4%)
Bank of America Securities, Inc., (0.64% (c), dated 9/2/20, due 6/4/22; proceeds $176,991; fully collateralized by various Common Stocks and Preferred Stocks valued at $183,750) (Demand 4/1/22) (d)	175,000	175,000
Bank of America Securities, Inc., (0.72% (c), dated 1/27/22, due 1/27/23; proceeds $302,190; fully collateralized by various Common Stocks and Preferred Stocks valued at $315,000) (Demand 4/1/22) (d)	300,000	300,000
BNP Paribas Prime Brokerage, Inc., (0.59%, dated 3/31/22, due 4/1/22; proceeds $126,002; fully collateralized by various Corporate Bonds; 3.15% - 11.00% due 12/1/24 - 6/15/76; valued at $133,560) (d)	126,000	126,000
BNP Paribas Prime Brokerage, Inc., (0.62% (c), dated 1/12/22, due 4/7/22; proceeds $300,439; fully collateralized by various Corporate Bonds; 2.80% - 11.50% due 1/15/23 - 10/7/79; valued at $318,000) (Demand 4/1/22) (d)	300,000	300,000
Credit Agricole Corporate and Investment Bank, (0.36% (c), dated 8/18/21, due 4/7/22; proceeds $130,302; fully collateralized by a U.S. Government agency security; 2.00% due 1/20/52, various U.S. Government obligations; 0.00% due 11/15/29 - 8/15/30, and various Corporate Bonds; 0.80% - 8.10% due 9/1/22 - 12/15/96; valued at $136,473) (Demand 4/1/22) (d)	130,000	130,000

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Credit Agricole Corporate and Investment Bank, (0.36% (c), dated 9/10/21, due 4/7/22; proceeds $231,483 fully collateralized by various U.S. Government agency securities; 0.13% - 1.96% due 7/15/22 - 4/1323, various U.S. Government obligations; 0.00% - 1.63% due 11/15/22 - 11/15/35, and various Corporate Bonds; 0.70% - 8.10% due 9/6/22 - 12/15/96; valued at $242,014) (Demand 4/1/22) (d)	$231,000	$231,000
Credit Agricole Corporate and Investment Bank, (0.38%, dated 3/28/22, due 4/4/22; proceeds $135,010; fully collateralized by various U.S. Government agency securities; 0.74% - 2.00% due 7/14/25 - 1/20/52, various U.S. Government obligations; 0.00% - 0.38% due 11/15/22 - 5/15/30, and various Corporate Bonds; 0.66% - 7.15% due 4/19/22 - 4/15/81; valued at $140,738)	135,000	135,000
JP Morgan Securities LLC, (0.57% (c), dated 11/17/21, due 4/7/22; proceeds $70,156; fully collateralized by Convertible Bonds, 3.13% due 9/15/22 and various Common Stocks and Preferred Stocks valued at $74,023) (Demand 4/1/22) (d)	70,000	70,000
JP Morgan Securities LLC, (0.70% (c) , dated 8/17/20, due 6/4/22; proceeds $253,189; fully collateralized by various Convertible Bonds, 0.00% - 10.63% due 9/15/22 - 8/15/26 and various Common Stocks and Preferred Stocks valued at $265,340) (Demand 4/1/22) (d)	250,000	250,000
JP Morgan Securities LLC, (0.70% (c), dated 9/1/20, due 6/4/22; proceeds $101,705; fully collateralized by Convertible Bonds, 1.25% - 3.38% due 5/1/25 - 8/15/26 and various Common Stocks and Preferred Stocks valued at $106,388) (Demand 4/1/22) (d)	100,000	100,000
Pershing LLC, (0.63%, dated 3/31/22, due 4/1/22; proceeds $25,000; fully collateralized by various Corporate Bonds; 0.57% - 11.00% due 11/1/22 - 4/4/79; valued at $26,435) (d)	25,000	25,000
Societe Generale, (0.44% (c), dated 11/9/21, due 5/10/22; proceeds $57,127; fully collateralized by various Common Stocks valued at $59,894) (Demand 4/1/22) (d)	57,000	57,000
Societe Generale, (0.44% (c), dated 3/23/22, due 6/15/22; proceeds $197,202; fully collateralized by various Common Stocks valued at $207,062) (Demand 4/1/22) (d)	197,000	197,000
Societe Generale, (0.47%, dated 3/31/22, due 4/1/22; proceeds $250,003; fully collateralized by various Corporate Bonds; 0.35% - 13.00% due 6/8/22 - 6/4/81; valued at $264,833) (d)	250,000	250,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (1.08%, dated 3/17/22, due 6/15/22; proceeds $245,662; fully collateralized by various Common Stocks and Preferred Stocks; valued at $257,250) (d)	$245,000	$245,000
Total Repurchase Agreements (Cost $2,591,000)		2,591,000
Time Deposit (0.4%)
International Bank (0.4%)
National Bank of Canada (Montreal Branch)
0.30%, 4/1/22 (Cost $40,000)	40,000	40,000
Total Investments (100.1%) (Cost $10,234,436) (e)		10,226,814
Liabilities in Excess of Other Assets (–0.1%)		(14,162)
Net Assets (100.0%)		$10,212,652

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.

(e)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $788,000 and the aggregate gross unrealized depreciation is approximately $8,410,000, resulting in net unrealized depreciation of approximately $7,622,000.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	48.9%
Repurchase Agreements	25.3
Commercial Paper	11.6
Corporate Bonds	7.9
Certificates of Deposit	5.9
Other*	0.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,234,436, including value of repurchases agreements of $2,591,000)	$10,226,814
Cash	99
Receivable for Fund Shares Sold	21,301
Interest Receivable	9,415
Other Assets	639
Total Assets	10,258,268
Liabilities:
Payable for Fund Shares Redeemed	41,103
Payable for Advisory Fees	2,237
Payable for Shareholder Services Fees — Institutional Class	91
Payable for Shareholder Services Fees — Class A	651
Payable for Administration Fees	728
Dividends Payable	43
Payable for Custodian Fees	229
Payable for Professional Fees	96
Payable for Transfer Agency Fees — Class IR	12
Payable for Transfer Agency Fees — Institutional Class	3
Payable for Transfer Agency Fees — Class A	3
Other Liabilities	420
Total Liabilities	45,616
Net Assets	$10,212,652
Net Assets Consist of:
Paid-in-Capital	$10,282,469
Total Accumulated Loss	(69,817)
Net Assets	$10,212,652
CLASS IR:
Net Assets	$3,225,554
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	323,477,134
Net Asset Value, Offering and Redemption Price Per Share	$9.97
Institutional Class:
Net Assets	$2,068,951
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	207,482,413
Net Asset Value, Offering and Redemption Price Per Share	$9.97
CLASS A:
Net Assets	$4,918,147
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	493,302,235
Net Asset Value, Offering and Redemption Price Per Share	$9.97

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$18,912
Expenses:
Advisory Fees (Note B)	11,901
Shareholder Services Fees — Institutional Class (Note D)	536
Shareholder Services Fees — Class A (Note D)	6,914
Administration Fees (Note C)	4,760
Registration Fees	203
Custodian Fees (Note F)	185
Professional Fees	53
Trustees' Fees and Expenses	64
Shareholder Reporting Fees	29
Transfer Agency Fees — Class IR (Note E)	19
Transfer Agency Fees — Institutional Class (Note E)	7
Transfer Agency Fees — Class A (Note E)	6
Pricing Fees	6
Other Expenses	139
Total Expenses	24,822
Waiver of Advisory Fees (Note B)	(7,904)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(19)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(7)
Waiver of Shareholder Services Fees — Class A (Note D)	(3,783)
Net Expenses	13,109
Net Investment Income	5,803
Realized Gain:
Investments Sold	552
Change in Unrealized Appreciation (Depreciation):
Investments	(10,758)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(10,206)
Net Decrease in Net Assets Resulting from Operations	$(4,403)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,803	$22,531
Net Realized Gain	552	3,037
Net Change in Unrealized Depreciation	(10,758)	(16,774)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,403)	8,794
Dividends and Distributions to Shareholders:
Class IR	(3,307)	(12,683)
Institutional Class	(1,191)	(3,472)
Class A	(1,274)	(6,376)
Total Dividends and Distributions to Shareholders	(5,772)	(22,531)
Capital Share Transactions:(1)
Class IR:
Subscribed	2,457,134	8,682,218
Distributions Reinvested	2,934	9,479
Redeemed	(4,245,165)	(9,061,253)
Institutional Class:
Subscribed	1,290,929	1,339,253
Distributions Reinvested	1,189	3,471
Redeemed	(1,055,727)	(2,051,149)
Class A:
Subscribed	777,487	3,337,749
Distributions Reinvested	1,273	6,374
Redeemed	(1,829,243)	(7,287,532)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,599,189)	(5,021,390)
Total Decrease in Net Assets	(2,609,364)	(5,035,127)
Net Assets:
Beginning of Period	12,822,016	17,857,143
End of Period	$10,212,652	$12,822,016
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	246,252	869,763
Shares Issued on Distributions Reinvested	294	950
Shares Redeemed	(425,457)	(907,856)
Net Decrease in Class IR Shares Outstanding	(178,911)	(37,143)
Institutional Class:
Shares Subscribed	129,355	134,186
Shares Issued on Distributions Reinvested	119	348
Shares Redeemed	(105,821)	(205,506)
Net Increase (Decrease) in Institutional Class Shares Outstanding	23,653	(70,972)
Class A:
Shares Subscribed	77,918	334,415
Shares Issued on Distributions Reinvested	128	639
Shares Redeemed	(183,357)	(730,189)
Net Decrease in Class A Shares Outstanding	(105,311)	(395,135)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021	2020	2019	2018		2017
Net Asset Value, Beginning of Period	$9.98		$9.99	$10.02	$10.01	$10.01		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.02	0.13	0.25	0.19		0.12
Net Realized and Unrealized Gain (Loss)	(0.02)		(0.01)	(0.03)	0.01	(0.01)		0.00	(2)
Total from Investment Operations	0.00	(2)	0.01	0.10	0.26	0.18		0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.02)	(0.13)	(0.25)	(0.18)		(0.11)
Net Realized Gain	—		—	—	—	(0.00	)(2)	(0.00	)(2)
Total Distributions	(0.01)		(0.02)	(0.13)	(0.25)	(0.18)		(0.11)
Net Asset Value, End of Period	$9.97		$9.98	$9.99	$10.02	$10.01		$10.01
Total Return(3)	(0.02	)%(4)	0.10%	1.03%	2.68%	1.87%		1.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,225,554		$5,014,307	$5,388,750	$4,765,201	$1,840,647		$1,122,452
Ratio of Expenses Before Expense Limitation	0.29	%(5)	0.30%	0.31%	0.30%	0.30%		0.30%
Ratio of Expenses After Expense Limitation	0.16	%(5)	0.18%	0.24%	0.24%	0.23%		0.22%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	0.24%	0.24%	N/A		N/A
Ratio of Net Investment Income	0.15	%(5)	0.21%	1.34%	2.53%	1.86%		1.16%
Portfolio Turnover Rate	N/A(6)		N/A(6)	N/A(6)	N/A(6)	N/A(6)		N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021	2020	2019	2018		2017
Net Asset Value, Beginning of Period	$9.98		$9.99	$10.02	$10.01	$10.01		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.00	(2)	0.02	0.14	0.25	0.18		0.11
Net Realized and Unrealized Gain (Loss)	(0.00	)(2)	(0.01)	(0.04)	0.01	0.00	(2)	0.00	(2)
Total from Investment Operations	0.00	(2)	0.01	0.10	0.26	0.18		0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.02)	(0.13)	(0.25)	(0.18)		(0.10)
Net Realized Gain	—		—	—	—	(0.00	)(2)	(0.00	)(2)
Total Distributions	(0.01)		(0.02)	(0.13)	(0.25)	(0.18)		(0.10)
Net Asset Value, End of Period	$9.97		$9.98	$9.99	$10.02	$10.01		$10.01
Total Return(3)	(0.04	)%(4)	0.05%	0.98%	2.62%	1.82%		1.13%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,068,951		$1,834,410	$2,544,657	$3,085,210	$2,722,775		$1,695,589
Ratio of Expenses Before Expense Limitation	0.34	%(5)	0.35%	0.36%	0.34%	0.35%		0.35%
Ratio of Expenses After Expense Limitation	0.21	%(5)	0.23%	0.29%	0.29%	0.28%		0.27%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A	0.29%	0.29%	N/A		N/A
Ratio of Net Investment Income	0.11	%(5)	0.16%	1.39%	2.48%	1.84%		1.09%
Portfolio Turnover Rate	N/A(6)		N/A(6)	N/A(6)	N/A(6)	N/A(6)		N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2021		2020	2019	2018		2017
Net Asset Value, Beginning of Period	$9.98		$9.99		$10.02	$10.01	$10.01		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.00	(2)	0.01		0.12	0.23	0.17		0.09
Net Realized and Unrealized Gain (Loss)	(0.01)		(0.01)		(0.04)	0.01	(0.01)		0.00	(2)
Total from Investment Operations	(0.01)		(0.00	)(2)	0.08	0.24	0.16		0.09
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(2)	(0.01)		(0.11)	(0.23)	(0.16)		(0.08)
Net Realized Gain	—		—		—	—	(0.00	)(2)	(0.00	)(2)
Total Distributions	(0.00	)(2)	(0.01)		(0.11)	(0.23)	(0.16)		(0.08)
Net Asset Value, End of Period	$9.97		$9.98		$9.99	$10.02	$10.01		$10.01
Total Return(3)	(0.08	)%(4)	(0.03)%		0.80%	2.42%	1.61%		0.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,918,147		$5,973,299		$9,923,736	$10,784,22	$6,266,177		$2,581,479
Ratio of Expenses Before Expense Limitation	0.54	%(5)	0.55%		0.56%	0.55%	0.55%		0.55%
Ratio of Expenses After Expense Limitation	0.27	%(5)	0.32%		0.46%	0.49%	0.48%		0.47%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.46%	0.49%	N/A		N/A
Ratio of Net Investment Income	0.05	%(5)	0.08%		1.16%	2.29%	1.68%		0.91%
Portfolio Turnover Rate	N/A(6)		N/A(6)		N/A(6)	N/A(6)	N/A(6)		N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers. and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Certificates of Deposit	$—	$607,196	$—	$607,196
Commercial Paper	—	1,186,486	—	1,186,486
Corporate Bonds	—	802,902	—	802,902
Floating Rate Notes	—	4,999,230	—	4,999,230
Repurchase Agreements	—	2,591,000	—	2,591,000
Time Deposit	—	40,000	—	40,000
Total Short-Term Investments	—	10,226,814	—	10,226,814
Total Assets	$—	$10,226,814	$—	$10,226,814

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement,

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.45% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2022, approximately $7,904,000 of advisory fees were waived and approximately $26,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2022, this waiver amounted to approximately $2,765,000.

The Distributor has agreed to reduce its shareholder services fees to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2022, this waiver amounted to approximately $1,018,000.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From: Ordinary Income (000)	2020 Distributions Paid From: Ordinary Income (000)
$22,531	$218,626

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at September 30, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1	$(1)

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,022	$—

At September 30, 2021, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $64,218,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,037,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.4%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

L. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
4710081 EXP 05.31.23

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income

Portfolio

Semi-Annual Report

March 31, 2022

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Liquidity Risk Management Program	17
U.S. Customer Privacy Notice	18
Trustee and Officer Information	21

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Municipal Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2022

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Expense Example

Ultra-Short Municipal Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Actual Ending Account Value 3/31/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Municipal Income Portfolio Class IR	$1,000.00	$1,000.90	$1,024.28	$0.65	$0.66	0.13%
Ultra-Short Municipal Income Portfolio Institutional Class	1,000.00	1,000.70	1,024.08	0.85	0.86	0.17
Ultra-Short Municipal Income Portfolio Class A	1,000.00	1,000.60	1,024.03	0.90	0.91	0.18

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (59.7%)
Daviess County, KY, Solid Waste Disposal Facilities Revenue Ser 1993-A (AMT) 0.63%, 12/1/23	$5,000	$5,000
Gainesville, FL, Florida Variable Rate Utilities System Revenue Bonds 2007 Ser A 0.51%, 10/1/36	4,000	4,000
Iowa State Finance Authority, LA, Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company project Ser 2012 0.55%, 12/1/45	5,000	5,000
Solid Waste Facilities Revenue Bonds Mid America Energy Company Project Ser 2016 B (AMT) 0.62%, 12/1/46	3,500	3,500
Ser 2017 (AMT) 0.55%, 12/1/47	3,000	3,000
JEA Electric System Revenue, FL, Various Revenue Bonds Ser Three C-2 0.55%, 10/1/34	1,900	1,900
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004 C 0.68%, 5/1/34	5,000	5,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2011 A-1 0.53%, 10/1/39	5,000	5,000
New York State Energy Research & Development Authority, NY, Revenue Bonds Ser 2004-C 0.50%, 11/1/39	4,000	4,000
Perry County, MS, Mississippi Pollution Control Refunding Revenue Bonds Ser 2021 0.56%, 10/1/41 (b)	5,000	5,000
Philadelphia Airport Revenue, PA, Pennsylvania Airport Revenue Refunding Bonds, Ser 2005 C (AMT) 0.55%, 6/15/25	4,000	4,000
Port of Tacoma, WA, Subordinate Lien Revenue Refunding Bonds, Ser 2008 (AMT) 0.52%, 12/1/35	5,085	5,085
RBC Municipal Products Inc Trust, CO, City and County of Denver Airport System — Subordinate Bonds Floater Certificates Ser 2019-G114 0.76%, 12/1/26 (b)	1,500	1,500
RBC Municipal Products Inc Trust, MO, Health and Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17 0.55%, 12/1/39 (b)	3,000	3,000
RBC Municipal Products Inc Trust, NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133 0.54%, 5/1/23 (b)	4,000	4,000
RBC Municipal Products Inc Trust, OK, Various States Certificates E-140 0.54%, 10/1/24 (b)	2,000	2,000
	Face Amount (000)	Value (000)
RBC Municipal Products Inc Trust, SC, Transportation Infrastructure Bank Ser 2017 A Floater Certificates Ser 2019-G109 0.71%, 10/1/25 (b)	$1,500	$1,500
RBC Municipal Products Inc Trust, TX, Various States Certificates E-141 0.54%, 12/1/23 (b)	2,000	2,000
E-150 0.54%, 5/1/27 (b)	4,000	4,000
Utah Water Finance Agency, UT, Ser 2008 B 0.52%, 10/1/37	6,000	6,000
Washington County, NE, Nebraska Industrial Development Revenue Bonds Ser 2010 B 0.56%, 12/1/40	5,000	5,000
Total Weekly Variable Rate Bonds (Cost $79,485)		79,485
Daily Variable Rate Bonds (a) (6.9%)
Bay County, FL, Florida Industrial Development Revenue Bonds (Gulf Power Company Project), Ser 2020 (AMT) 0.44%, 6/1/50	2,500	2,500
Columbia, AL, Industrial Development Board Pollution Control Revenue Alabama Power Company Project Ser 2014B (AMT) 0.41%, 6/1/28	4,700	4,700
JP Morgan Chase & Co., OT, Variable Rate Muni Term Preferred — Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT) 0.66%, 12/1/24 (b)	2,000	2,000
Total Daily Variable Rate Bonds (Cost $9,200)		9,200
Closed-End Investment Companies (a) (8.6%)
BlackRock MuniYield Quality Fund III Inc. (MYI), OT, VRDP (AMT) 0.61%, 6/1/41 (b)	1,400	1,400
Nuveen AMT-Free Municipal Credit Income Fund, OT, MFP Share Ser B 0.71%, 3/1/29	5,000	5,000
Nuveen New York AMT-Free Quality Municipal Income Fund, NY, 800 Ser E (AMT) 0.71%, 5/1/47 (b)	5,000	5,000
Total Closed-End Investment Companies (Cost $11,400)		11,400
Floating Rate Note (a) (2.9%)
New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2014 B1 0.55%, 4/1/44 (Cost $3,800)	3,800	3,800
Quarterly Variable Rate Bonds (a) (13.5%)
County of Franklin, OH, CHE Trinity Health Credit Group Ser 2013 0.23%, 12/1/46	4,000	3,999
Miami-Dade County, FL, Industrial Development Authority Solid Waste Waste Management Inc. of Florida Ser 2011 (AMT) 0.40%, 11/1/41	2,000	1,999
New York State Environmental Facilities Corp., NY, Solid Waste Disposal Refunding Revenue Bonds Waste Management Inc. Project 2012 0.45%, 5/1/30	5,000	4,997

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Quarterly Variable Rate Bonds (a) (cont'd)
Pennsylvania Economic Development Financing Authority, PA, Solid Waste Refunding Revenue Bonds Ser 2019A (AMT) 0.25%, 4/1/34	$4,000	$3,998
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Ser 2013 0.45%, 12/1/35	3,000	2,998
Total Quarterly Variable Rate Bonds (Cost $18,000)		17,991
Commercial Paper (c) (3.0%)
Lincoln Nebraska, NE, Electric System Revenue IAM Commercial Paper 3/A2 Ser 1995 0.55%, 4/4/22 (Cost $4,000)	4,000	4,000
Municipal Bonds & Notes (5.1%)
Milford Exempt Village School District, OH, Ohio School Improvement BANs, Ser 2022 1.63%, 4/5/22	3,000	3,000
Pioneer Valley Transit Authority, MA, Massachusetts RANs 1.50%, 7/15/22	3,500	3,502
The Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds Ser 2021A 4.00%, 6/1/22	250	251
Total Municipal Bonds & Notes (Cost $6,765)		6,753
Total Investments (99.7%) (Cost $132,650) (d)		132,629
Other Assets in Excess of Liabilities (0.3%)		424
Net Assets (100.0%)		$133,053

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $0 and the aggregate gross unrealized depreciation is approximately $21,000, resulting in net unrealized depreciation of approximately $21,000.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

MFP  Municipal Fund Preferred.

PUTTERs  Puttable Tax-Exempt Receipts.

RANs  Revenue Anticipation Notes.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	59.9%
Quarterly Variable Rate Bonds	13.6
Closed-End Investment Companies	8.6
Daily Variable Rate Bonds	6.9
Other*	5.9
Municipal Bonds & Notes	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Assets and Liabilities	March 31, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $132,650)	$132,629
Cash	364
Interest Receivable	103
Due from Adviser	42
Receivable for Fund Shares Sold	8
Other Assets	58
Total Assets	133,204
Liabilities:
Payable for Fund Shares Redeemed	65
Payable for Professional Fees	36
Payable for Shareholder Services Fees — Institutional Class	—	@
Payable for Shareholder Services Fees — Class A	9
Payable for Administration Fees	9
Payable for Custodian Fees	6
Payable for Transfer Agency Fees — Class IR	1
Payable for Transfer Agency Fees — Institutional Class	1
Payable for Transfer Agency Fees — Class A	1
Other Liabilities	23
Total Liabilities	151
Net Assets	$133,053
Net Assets Consist of:
Paid-in-Capital	$133,211
Total Accumulated Loss	(158)
Net Assets	$133,053
CLASS IR:
Net Assets	$58,409
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,843,256
Net Asset Value, Offering and Redemption Price Per Share	$10.00
INSTITUTIONAL CLASS:
Net Assets	$3,197
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	319,517
Net Asset Value, Offering and Redemption Price Per Share	$10.01
CLASS A:
Net Assets	$71,447
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,146,101
Net Asset Value, Offering and Redemption Price Per Share	$10.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Operations	Six Months Ended March 31, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$151
Expenses:
Advisory Fees (Note B)	149
Shareholder Services Fees — Institutional Class (Note D)	2
Shareholder Services Fees — Class A (Note D)	83
Professional Fees	69
Administration Fees (Note C)	59
Registration Fees	24
Shareholder Reporting Fees	5
Custodian Fees (Note F)	4
Trustees' Fees and Expenses	3
Transfer Agency Fees — Class IR (Note E)	1
Transfer Agency Fees — Institutional Class (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Pricing Fees	2
Other Expenses	9
Total Expenses	412
Waiver of Advisory Fees (Note B)	(149)
Expenses Reimbursed by Adviser (Note B)	(79)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(1)
Waiver of Administration Fees (Note C)	(— @)
Waiver of Shareholder Services Fees — Institutional Class (Note D)	(1)
Waiver of Shareholder Services Fees — Class A (Note D)	(64)
Net Expenses	117
Net Investment Income	34
Change in Unrealized Appreciation (Depreciation):
Investments	(23)
Net Change in Unrealized Appreciation (Depreciation)	(23)
Net Increase in Net Assets Resulting from Operations	$11

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Ultra-Short Municipal Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2022 (unaudited) (000)	Year Ended September 30, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$34	$82
Net Realized Gain (Loss)	—	3
Net Change in Unrealized Appreciation (Depreciation)	(23)	(25)
Net Increase in Net Assets Resulting from Operations	11	60
Dividends and Distributions to Shareholders:
Class IR	(52)	(68)
Institutional Class	(3)	(1)
Class A	(53)	(13)
Total Dividends and Distributions to Shareholders	(108)	(82)
Capital Share Transactions:(1)
Class IR:
Subscribed	14,314	77,789
Distributions Reinvested	52	68
Redeemed	(22,277)	(129,826)
Institutional Class:
Subscribed	—	5
Distributions Reinvested	3	1
Redeemed	(2,095)	(4,710)
Class A:
Subscribed	7,454	39,768
Distributions Reinvested	53	13
Redeemed	(26,205)	(135,433)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,701)	(152,325)
Total Decrease in Net Assets	(28,798)	(152,347)
Net Assets:
Beginning of Period	161,851	314,198
End of Period	$133,053	$161,851
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	1,432	7,779
Shares Issued on Distributions Reinvested	5	7
Shares Redeemed	(2,228)	(12,983)
Net Decrease in Class IR Shares Outstanding	(791)	(5,197)
Institutional Class:
Shares Subscribed	—	— @@
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(209)	(470)
Net Decrease in Institutional Class Shares Outstanding	(209)	(470)
Class A:
Shares Subscribed	746	3,977
Shares Issued on Distributions Reinvested	5	1
Shares Redeemed	(2,621)	(13,542)
Net Decrease in Class A Shares Outstanding	(1,870)	(9,564)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class IR
	Six Months Ended March 31, 2022		Year Ended September 30,		Period from December 19, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021	2020	September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00	$10.00	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.00	(3)	0.01	0.09	0.12
Net Realized and Unrealized Gain	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)
Total from Investment Operations	0.00	(3)	0.01	0.09	0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.01)	(0.09)	(0.12)
Net Realized Gain	(0.00	)(3)	—	—	—
Total Distributions	(0.00	)(3)	(0.01)	(0.09)	(0.12)
Net Asset Value, End of Period	$10.00		$10.00	$10.00	$10.00
Total Return(4)	0.09	%(5)	0.06%	0.91%	1.19	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$58,409		$66,358	$118,335	$67,174
Ratio of Expenses Before Expense Limitation	0.44	%(6)	0.40%	0.40%	0.52	%(6)
Ratio of Expenses After Expense Limitation	0.13	%(6)	0.13%	0.13%	0.13	%(6)
Ratio of Net Investment Income	0.08	%(6)	0.07%	0.78%	1.49	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2022		Year Ended September 30,			Period from December 19, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020	September 30, 2019
Net Asset Value, Beginning of Period	$10.01		$10.02		$10.00	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.00	(3)	0.00	(3)	0.10	0.11
Net Realized and Unrealized Gain (Loss)	0.00	(3)	(0.01)		0.00 (3)	0.00	(3)
Total from Investment Operations	0.00	(3)	(0.01)		0.10	0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.00	)(3)	(0.08)	(0.11)
Net Realized Gain	(0.00	)(3)	—		—	—
Total Distributions	(0.00	)(3)	(0.00	)(3)	(0.08)	(0.11)
Net Asset Value, End of Period	$10.01		$10.01		$10.02	$10.00
Total Return(4)	0.07	%(5)	(0.09)%		1.01%	1.11	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,197		$5,292		$9,997	$40,250
Ratio of Expenses Before Expense Limitation	0.59	%(6)	0.53%		0.49%	0.62	%(6)
Ratio of Expenses After Expense Limitation	0.17	%(6)	0.18%		0.23%	0.23	%(6)
Ratio of Net Investment Income (Loss)	(0.03	)%(6)	(0.01)%		1.03%	1.39	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class A
	Six Months Ended March 31, 2022		Year Ended September 30,			Period from December 19, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020	September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.00	(3)	0.00	(3)	0.07	0.10
Net Realized and Unrealized Gain	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)
Total from Investment Operations	0.00	(3)	0.00	(3)	0.07	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.00	)(3)	(0.07)	(0.10)
Net Realized Gain	(0.00	)(3)	—		—	—
Total Distributions	(0.00	)(3)	(0.00	)(3)	(0.07)	(0.10)
Net Asset Value, End of Period	$10.00		$10.00		$10.00	$10.00
Total Return(4)	0.06	%(5)	0.01%		0.73%	1.04	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,447		$90,201		$185,866	$132,882
Ratio of Expenses Before Expense Limitation	0.64	%(6)	0.60%		0.59%	0.72	%(6)
Ratio of Expenses After Expense Limitation	0.18	%(6)	0.19%		0.32%	0.33	%(6)
Ratio of Net Investment Income (Loss)	0.02	%(6)	(0.02)%		0.68%	1.30	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Municipal Income Portfolio. The Fund seeks current income exempt from federal income tax and capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions

12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$79,485	$—	$79,485
Daily Variable Rate Bonds	—	9,200	—	9,200
Closed-End Investment Companies	—	11,400	—	11,400
Floating Rate Note	—	3,800	—	3,800
Quarterly Variable Rate Bonds	—	17,991	—	17,991
Commercial Paper	—	4,000	—	4,000
Municipal Bonds & Notes	—	6,753	—	6,753
Total Short-Term Investments	—	132,629	—	132,629
Total Assets	$—	$132,629	$—	$132,629

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

specific expenses shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.35% for Institutional Class shares and 0.40% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2022, approximately $149,000 of advisory fees were waived and approximately $81,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. The Administrator has agreed to reduce its administration fees to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2022, this waiver amounted to less than $500.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2022, this waiver amounted to approximately $21,000.

The Distributor has agreed to reduce its shareholder services fees to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2022, this waiver amounted to approximately $44,000.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2022, the Fund engaged in cross-trade purchases of approximately $4,400,000 and sales of approximately $3,500,000, which resulted in no net realized gains or losses.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended September 30, 2021, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From: Tax-Exempt Income (000)	2020 Distributions Paid From: Tax-Exempt Income (000)
$82	$2,228

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to equalization debits, resulted in the following reclassifications among the components of net assets at September 30, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(107)	$107

At September 30, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$73	$3	$—

During the year ended September 30, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,000.

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Notes to Financial Statements (cont'd)

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 90.8%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	1,001,428,988	27,543,564
Nancy C. Everett	994,527,335	34,445,217
Eddie A. Grier	999,694,220	29,278,332
Jakki L. Haussler	997,669,902	31,302,650
Patricia A. Maleski	1,000,046,511	28,926,041

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSMISAN
4709903 EXP 05.31.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
May 18, 2022